N-4	Apr. 13, 2026 USD ($) yr
Prospectus:
Document Type	N-4
Entity Registrant Name	NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-IV
Entity Central Index Key	0001209501
Entity Investment Company Type	N-4
Document Period End Date	Apr. 13, 2026
Amendment Flag	false
New York Life Premier Variable Annuity - FP Series
Item 3. Key Information [Line Items]
Fees and Expenses [Text Block]
FEES, EXPENSES AND ADJUSTMENTS	LOCATION IN PROSPECTUS
Are There Charges for Early Withdrawals?
Yes. If you withdraw more than the Surrender Charge Free Amount within 7 years following your last premium payment, you will be assessed a surrender charge. The maximum surrender charge is 8% of the amount withdrawn during the first Payment Year declining to 0%
over that seven-year period. For example, if you make an early withdrawal within the first Payment Year, you could pay a surrender charge of up to $8,000 on a $100,000 investment. The withdrawal amount could be reduced by taxes or tax penalties.
CHARGES AND DEDUCTIONS – Transaction Expenses – Surrender Charges FEE TABLE
Are There Transaction Charges?
Yes. In addition to surrender charges, we reserve the right to assess a transaction charge if you transfer cash value between investment options more than 12 times a year, or if a premium payment is returned for insufficient funds. Although we do not currently charge for such transactions, we reserve the right to charge up to $30 per transaction.
CHARGES AND DEDUCTIONS – Transaction Expenses FEE TABLE
Are There Ongoing Fees and Expenses?
Yes. The table below describes the fees and expenses that you may pay each year, depending on the investment options and optional benefits you choose. Please refer to your Policy Data Page for information about the specific fees you will pay each year based on the options you have elected.
CHARGES AND DEDUCTIONS – Annual Policy Expenses; Annual Portfolio Expenses; Optional Benefit Expenses FEE TABLE
ANNUAL FEE	MINIMUM	MAXIMUM
Base contract[1]	1.00%	1.30%	CHARGES AND DEDUCTIONS – Annual Policy Expenses
Portfolio fees and expenses[2]	0.37%	1.42%	CHARGES AND DEDUCTIONS – Annual Portfolio Expenses
Optional benefits available for an additional charge (for a single optional benefit, if elected)[3]	See Rate Sheet Prospectus Supplement	See Rate Sheet Prospectus Supplement	CHARGES AND DEDUCTIONS – Optional Benefit Expenses

1 As a percentage of Accumulation Value after the Surrender Charge
Period for the initial premium (Minimum Base Contract Charge) and as a percentage of Adjusted Premium Payments during the Surrender
Charge Period for the initial premium (Maximum Base Contract Charge, plus a percentage attributable to the Annual Policy Service Charge).
2 As a percentage of average net Portfolio assets. The range in fees and expenses is for the year ended December 31, 2025 and will change from year to year.
[3] The minimum fee reflects the current charge for the Annual Death
Benefit Rider, as an annualized percentage of the amount guaranteed under the rider. The maximum fee reflects the current charge for the
Investment Preservation Rider - FP Series (7-year holding period), as an annualized percentage of the amount that is guaranteed under the rider.

Because your policy is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your policy, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the policy, which could add surrender charges that substantially increase costs.

LOWEST ANNUAL COST: See Rate Sheet Prospectus Supplement	HIGHEST ANNUAL COST See Rate Sheet Prospectus Supplement

Assumes:
•Investment of $100,000
•5% annual appreciation
•Least expensive combination of
Base Contract Charges and
Portfolio fees and expenses
•No optional benefits
•No sales charges
•No additional purchase
payments, transfers or
withdrawals

Assumes:
•Investment of $100,000
•5% annual appreciation
•Most expensive combination of
Base Contract Charges,
optional benefits, and Portfolio
fees and expenses
•No sales charges
•No additional purchase
payments, transfers or
withdrawals

Charges for Early Withdrawals [Text Block]
Are There Charges for Early Withdrawals?
Yes. If you withdraw more than the Surrender Charge Free Amount within 7 years following your last premium payment, you will be assessed a surrender charge. The maximum surrender charge is 8% of the amount withdrawn during the first Payment Year declining to 0%
over that seven-year period. For example, if you make an early withdrawal within the first Payment Year, you could pay a surrender charge of up to $8,000 on a $100,000 investment. The withdrawal amount could be reduced by taxes or tax penalties.
CHARGES AND DEDUCTIONS – Transaction Expenses – Surrender Charges FEE TABLE

Surrender Charge Phaseout Period, Years | yr	7
Surrender Charge (of Purchase Payments) Maximum [Percent]	8.00%
Surrender Charge Example Maximum [Dollars]	$ 8,000
Transaction Charges [Text Block]
Are There Transaction Charges?
Yes. In addition to surrender charges, we reserve the right to assess a transaction charge if you transfer cash value between investment options more than 12 times a year, or if a premium payment is returned for insufficient funds. Although we do not currently charge for such transactions, we reserve the right to charge up to $30 per transaction.
CHARGES AND DEDUCTIONS – Transaction Expenses FEE TABLE

Ongoing Fees and Expenses [Table Text Block]
ANNUAL FEE	MINIMUM	MAXIMUM
Base contract[1]	1.00%	1.30%	CHARGES AND DEDUCTIONS – Annual Policy Expenses
Portfolio fees and expenses[2]	0.37%	1.42%	CHARGES AND DEDUCTIONS – Annual Portfolio Expenses
Optional benefits available for an additional charge (for a single optional benefit, if elected)[3]	0.25%	1.30%	CHARGES AND DEDUCTIONS – Optional Benefit Expenses

1 As a percentage of Accumulation Value after the
Surrender Charge Period for the initial premium
(Minimum Base Contract Charge) and as a
percentage of Adjusted Premium Payments during
the Surrender Charge Period for the initial premium
(Maximum Base Contract Charge, plus a percentage
attributable to the Annual Policy Serivce Charge).
2 As a percentage of average net Portfolio assets.
The range in fees and expenses is for the year ended
December 31, 2025 and will change from year to
year.
[3] The minimum fee reflects the current charge for the
Annual Death Benefit Rider, as an annualized
percentage of the amount guaranteed under the
rider. The maximum fee reflects the current charge
for the Investment Preservation Rider - FP Series
(7-year holding period), as an annualized percentage
of the amount that is guaranteed under the rider.

Because your policy is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your policy, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the policy, which could add surrender charges that substantially increase costs.

LOWEST ANNUAL COST: $1,411.46	HIGHEST ANNUAL COST $3,246.62

Assumes:
•Investment of $100,000
•5% annual appreciation
•Least expensive combination of
Base Contract Charges and
Portfolio fees and expenses
•No optional benefits
•No sales charges
•No additional purchase
payments, transfers or
withdrawals

Assumes:
•Investment of $100,000
•5% annual appreciation
•Most expensive combination of Base
Contract Charges, optional benefits,
and Portfolio fees and expenses
•No sales charges
•No additional purchase payments,
transfers or withdrawals

Are There Ongoing Fees and Expenses?
Yes. The table below describes the fees and expenses that you may pay each year, depending on the investment options and optional benefits you choose. Please refer to your Policy Data Page for information about the specific fees you will pay each year based on the options you have elected.
CHARGES AND DEDUCTIONS – Annual Policy Expenses; Annual Portfolio Expenses; Optional Benefit Expenses FEE TABLE
ANNUAL FEE	MINIMUM	MAXIMUM
Base contract[1]	1.00%	1.30%	CHARGES AND DEDUCTIONS – Annual Policy Expenses
Portfolio fees and expenses[2]	0.37%	1.42%	CHARGES AND DEDUCTIONS – Annual Portfolio Expenses
Optional benefits available for an additional charge (for a single optional benefit, if elected)[3]	See Rate Sheet Prospectus Supplement	See Rate Sheet Prospectus Supplement	CHARGES AND DEDUCTIONS – Optional Benefit Expenses

1 As a percentage of Accumulation Value after the Surrender Charge
Period for the initial premium (Minimum Base Contract Charge) and as a percentage of Adjusted Premium Payments during the Surrender
Charge Period for the initial premium (Maximum Base Contract Charge, plus a percentage attributable to the Annual Policy Service Charge).
2 As a percentage of average net Portfolio assets. The range in fees and expenses is for the year ended December 31, 2025 and will change from year to year.
[3] The minimum fee reflects the current charge for the Annual Death
Benefit Rider, as an annualized percentage of the amount guaranteed under the rider. The maximum fee reflects the current charge for the
Investment Preservation Rider - FP Series (7-year holding period), as an annualized percentage of the amount that is guaranteed under the rider.

Because your policy is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your policy, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the policy, which could add surrender charges that substantially increase costs.

LOWEST ANNUAL COST: See Rate Sheet Prospectus Supplement	HIGHEST ANNUAL COST See Rate Sheet Prospectus Supplement

Assumes:
•Investment of $100,000
•5% annual appreciation
•Least expensive combination of
Base Contract Charges and
Portfolio fees and expenses
•No optional benefits
•No sales charges
•No additional purchase
payments, transfers or
withdrawals

Assumes:
•Investment of $100,000
•5% annual appreciation
•Most expensive combination of
Base Contract Charges,
optional benefits, and Portfolio
fees and expenses
•No sales charges
•No additional purchase
payments, transfers or
withdrawals

Base Contract (of Average Annual Net Assets) (N-4) Minimum [Percent]	1.00%
Base Contract (of Average Annual Net Assets) (N-4) Maximum [Percent]	1.30%
Base Contract (of Other Amount) (N-4) Minimum [Percent]	1.00%
Base Contract (of Other Amount) (N-4) Maximum [Percent]	1.30%
Investment Options (of Average Annual Net Assets) Minimum [Percent]	0.37%
Investment Options (of Average Annual Net Assets) Maximum [Percent]	1.42%
Optional Benefits Minimum [Percent]	0.25%
Optional Benefits Maximum [Percent]	1.30%
Base Contract (N-4) Footnotes [Text Block]	1 As a percentage of Accumulation Value after the Surrender Charge Period for the initial premium (Minimum Base Contract Charge) and as a percentage of Adjusted Premium Payments during the Surrender Charge Period for the initial premium (Maximum Base Contract Charge, plus a percentage attributable to the Annual Policy Serivce Charge).[1] As a percentage of Accumulation Value after the Surrender Charge Period for the initial premium (Minimum Base Contract Charge) and as a percentage of Adjusted Premium Payments during the Surrender Charge Period for the initial premium (Maximum Base Contract Charge, plus a percentage attributable to the Annual Policy Service Charge).
Optional Benefits Footnotes [Text Block]	The minimum fee reflects the current charge for the Annual Death Benefit Rider, as an annualized percentage of the amount guaranteed under the rider. The maximum fee reflects the current charge for the Investment Preservation Rider - FP Series (7-year holding period), as an annualized percentage of the amount that is guaranteed under the rider.[3] The minimum fee reflects the current charge for the Annual Death Benefit Rider, as an annualized percentage of the amount guaranteed under the rider. The maximum fee reflects the current charge for the Investment Preservation Rider - FP Series (7-year holding period), as an annualized percentage of the amount that is guaranteed under the rider.
Investment Options Footnotes [Text Block]	As a percentage of average net Portfolio assets. The range in fees and expenses is for the year ended December 31, 2025 and will change from year to year.[2] As a percentage of average net Portfolio assets. The range in fees and expenses is for the year ended December 31, 2025 and will change from year to year.
Lowest and Highest Annual Cost [Table Text Block]

Because your policy is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your policy, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the policy, which could add surrender charges that substantially increase costs.

LOWEST ANNUAL COST: $1,411.46	HIGHEST ANNUAL COST $3,246.62

Assumes:
•Investment of $100,000
•5% annual appreciation
•Least expensive combination of
Base Contract Charges and
Portfolio fees and expenses
•No optional benefits
•No sales charges
•No additional purchase
payments, transfers or
withdrawals

Assumes:
•Investment of $100,000
•5% annual appreciation
•Most expensive combination of Base
Contract Charges, optional benefits,
and Portfolio fees and expenses
•No sales charges
•No additional purchase payments,
transfers or withdrawals

Because your policy is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your policy, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the policy, which could add surrender charges that substantially increase costs.

LOWEST ANNUAL COST: See Rate Sheet Prospectus Supplement	HIGHEST ANNUAL COST See Rate Sheet Prospectus Supplement

Assumes:
•Investment of $100,000
•5% annual appreciation
•Least expensive combination of
Base Contract Charges and
Portfolio fees and expenses
•No optional benefits
•No sales charges
•No additional purchase
payments, transfers or
withdrawals

Assumes:
•Investment of $100,000
•5% annual appreciation
•Most expensive combination of
Base Contract Charges,
optional benefits, and Portfolio
fees and expenses
•No sales charges
•No additional purchase
payments, transfers or
withdrawals

Lowest Annual Cost [Dollars]	$ 1,411.46
Highest Annual Cost [Dollars]	$ 3,246.62
Risks [Table Text Block]
	RISKS	LOCATION IN PROSPECTUS
Is There a Risk of Loss from Poor Performance?	Yes. You can lose money by investing in this policy.	PRINCIPAL RISKS OF INVESTING IN THE POLICY
Is This a Short-Term Investment?
No. This policy is not designed for short-term investing and is not appropriate for an investor who readily needs access to cash.
Surrender charges apply for up to 7 years following your last premium payment. They will reduce the value of your policy if you withdraw money during that time. Withdrawals may also be subject to federal and state income taxes and tax penalties. The benefits of tax deferral and living benefit protections also mean the policy is more beneficial to investors with a long time horizon. If you elect the Investment
Preservation Rider – FP Series, you will not receive a benefit under the rider unless you hold the policy for at least the specified Holding Period applicable to the rider.
PRINCIPAL RISKS OF INVESTING IN THE POLICY
What Are the Risks Associated with the Investment Options?
•An investment in this policy is subject to the risk of poor investment performance and can vary depending on the performance of the variable investment options (e.g., Portfolios) and guaranteed options
(e.g., the Fixed Account and DCA Advantage Account) you choose.
•Each investment option, including the Fixed Account and DCA
Advantage Account, has its own unique risks.
•You should review the prospectuses for the available Portfolios and the description in this prospectus of the Fixed Account and the DCA
Advantage Account before making an investment decision.
PRINCIPAL RISKS OF INVESTING IN THE POLICY
What Are the Risks Related to the Insurance Company?
An investment in the policy is subject to the risks related to NYLIAC, including that any obligations, guarantees, and benefits of the policy are subject to the claims-paying ability of NYLIAC. If NYLIAC experiences financial distress, it may not be able to meet its obligations to you. More information about NYLIAC is available upon request from
NYLIAC by calling the New York Life Annuities Service Center at
800-762-6212.
PRINCIPAL RISKS OF INVESTING IN THE POLICY

Investment Restrictions [Text Block]	Yes.•We limit the number of Investment Divisions you may choose. You may allocate premium payments and Accumulation Value to up to 18 separate Investment Divisions, plus the Fixed Account and DCA Advantage Account, some of which may not be available under your policy.•We reserve the right to charge $30 for each transfer when you transfer money between Investment Divisions in excess of 12 times in a Policy Year.•Additional restrictions apply with respect to transfers to and from the Fixed Account and DCA Advantage Account.•We reserve the right to limit transfers in circumstances of frequent transfers or to prevent market timing.•We reserve the right to remove, close, or substitute Portfolios as investment options that are available under the policy.
Key Information, Benefit Restrictions [Text Block]	Yes.•Certain optional benefits limit or restrict the investment options you may select under the policy. We may change these restrictions in the future.•Certain optional benefits may limit withdrawals or other rights under the policy.•Under certain benefits, a withdrawal could reduce the value of a benefit by more than the dollar amount of the withdrawal and/or could terminate the benefit.•You are required to have a minimum Accumulation Value for some optional benefits.•We may modify or discontinue an optional benefit at any time.•Some optional benefits cannot be cancelled without surrendering your policy.•The amount of death benefit available under certain optional benefits may vary depending on the date of death. Certain optional benefits may offer a lesser death benefit at issue and require that the policy be held for a minimum waiting period before the greater death benefit will be payable. If you die before the end of the minimum waiting period, the death benefit will be less than the greater death benefit available after the minimum waiting period. Additionally, where there is a reset of certain optional benefit riders, a new minimum waiting period will be required before the greater death benefit will be payable. If you die before the end of the new minimum waiting period, the death benefit may be less than the greater death benefit available after the new minimum waiting period.
Tax Implications [Text Block]	•Consult with a tax professional to determine the tax implications of an investment in, withdrawals from and surrenders of this policy.•If you purchase the policy through a tax-qualified plan or individual retirement account (IRA), such plan or IRA already provides tax deferral under the Code and there are fees and charges in an annuity that may not be included in such other investments. Therefore, the tax deferral of the policy does not provide additional benefits.•Premiums that are made on a pre-tax basis as well as earnings on your policy are taxed at ordinary income tax rates when you withdraw them, and you may have to pay a 10% penalty tax if you take a withdrawal before age 59½.
Investment Professional Compensation [Text Block]	Your registered representative may receive compensation for selling this policy to you, in the form of commissions, asset-based compensation, allowances for expenses, and other compensation programs. The amount of compensation will vary depending on the specific payment arrangements of the broker-dealer for whom your registered representative works. This compensation may differ from the compensation paid by other companies for sales of their products. Differences in compensation have the potential to influence the recommendation made by your registered representative or broker-dealer. Your registered representative may have a financial incentive to offer or recommend this policy over another investment.
Exchanges [Text Block]	Your registered representative may have a financial incentive to offer you a new policy in place of the one you own. You should consider exchanging your policy if you determine, after comparing the features, fees, risks of both policies, and any fees or penalties to terminate the existing policy, that it is in your best interest to purchase the new policy rather than continue to own your existing policy.
Item 4. Fee Table [Line Items]
Item 4. Fee Table [Text Block]	ANNUAL CHARGES FOR THE IPR The current charge for the IPR for policies with an application signed on or after February 10, 2025 is as follows:
Annual Charge for IPR (calculated as an annualized percentage of the amount that is guaranteed under the IPR, deducted on a quarterly basis)	Current Charge
7 Year Holding Period	1.30%
10 Year Holding Period	1.00%
11 Year Holding Period	0.90%
12 Year Holding Period	0.80%
13 Year Holding Period	0.70%
14 Year Holding Period	0.60%
15 Year Holding Period	0.50%
20 Year Holding Period	0.60%
IPR GUARANTEE PERCENTAGES The IPR Guarantee Percentages currently applicable for determining the Guaranteed Amount under IPR for policies with an application signed on or after February 10, 2025 are:
Holding Period	Percentage
7 Year Holding Period	100%
10 Year Holding Period	110%
11 Year Holding Period	110%
12 Year Holding Period	115%
13 Year Holding Period	115%
14 Year Holding Period	120%
15 Year Holding Period	120%
20 Year Holding Period	150%
ANNUAL CHARGES FOR IPR RESET ELECTIONS
Annual Charge for IPR if you elect an IPR Reset with a Rider Reset Effective Date on or after May 1, 2019 (Policies applied for prior to February 10, 2025)
(calculated as an annualized percentage of the amount that is guaranteed under the IPR, deducted on a quarterly basis)
Current Charge
7 Year Holding Period	1.10%
10 Year Holding Period	1.00%
11 Year Holding Period	0.90%
12 Year Holding Period	0.80%
13 Year Holding Period	0.70%
14 Year Holding Period	0.60%
15 Year Holding Period	0.50%
20 Year Holding Period	0.60%
Annual Charge for IPR if you elect an IPR Reset with a Rider Reset Effective Date on or after February 10, 2025 (Policies applied for on or after February 10, 2025)
(calculated as an annualized percentage of the amount that is guaranteed under the IPR, deducted on a quarterly basis)
Current Charge
7 Year Holding Period	1.30%
10 Year Holding Period	1.00%
11 Year Holding Period	0.90%
12 Year Holding Period	0.80%
13 Year Holding Period	0.70%
14 Year Holding Period	0.60%
15 Year Holding Period	0.50%
20 Year Holding Period	0.60%
Fee Table
The following tables describe the fees and expenses that you will pay when buying, owning, making withdrawals from, or surrendering the policy. Please refer to your Policy Data Page for information about the specific fees you will pay each year based on the options you have elected. The first table describes the fees and expenses that you will pay at the time that you buy the policy, surrender, or make withdrawals from the policy, or transfer Accumulation Value between investment options. State premium taxes may also be deducted.Transaction Expenses Surrender Charges (as a percentage of amount withdrawn). Applied to amounts in excess of the Surrender Charge Free Amount that you may withdraw each Policy Year.
Payment Year	1	2	3	4	5	6	7	8+
Surrender Charge	8.00%	7.00%	6.00%	5.00%	4.00%	3.00%	2.00%	0.00%
Other Transaction Charges	Guaranteed Maximum Charge	Current Charge
Transfer Fee (charged for transfers in excess of 12 in a policy year)	$30	$0
Payments Returned for Insufficient Funds	$20	$0
The next table describes the fees and expenses that you will pay each year during the time that you own the policy (not including Portfolio fees and expenses). If you choose to purchase an optional benefit, you will pay additional charges, as shown below. Annual Policy Expenses Base Contract Charges (Without Optional Benefits)
	Policies with Accumulation Value-based Base Contract Charges[1]		Policies with Premium-based Base Contract Charges[2]
Administrative Expense[3]	$30		$30
Base Contract Expenses[4]	Guaranteed Maximum Charge	Current Charge	Guaranteed Maximum Charge	Current Charge
	1.20% (During the Surrender Charge Period for the initial premium)	1.20% (During the Surrender Charge Period for the initial premium)	1.30% (During the Surrender Charge Period for the initial premium)	1.30% (During the Surrender Charge Period for the initial premium)
	1.00% (After the Surrender Charge Period for the initial premium)	1.00% (After the Surrender Charge Period for the initial premium)	1.10% (After the Surrender Charge Period for the initial premium)	1.10% (After the Surrender Charge Period for the initial premium)
1As an annualized percentage of daily Variable Accumulation Value. [2]As an annualized percentage of Adjusted Premium Payments. [3]We call this fee the “Annual Policy Service Charge” in your policy and elsewhere in the prospectus. This fee is waived for policies that have $100,000 or more of Accumulation Value on a given Policy Anniversary.[4]We call this the “Mortality and Expense Risk and Administrative Costs Charge (M&E)” in your policy and elsewhere in this prospectus.Optional Benefit Expenses The following table applies to Optional Benefits currently available for purchase**:
		Guaranteed Maximum Charge	Current Charge
Annual Charge for IPR (calculated as an annualized percentage of the amount that is guaranteed under the IPR, deducted on a quarterly basis)	7 Year Holding Period*	2.00%	See Rate Sheet Prospectus Supplement for Current Charges
	10 Year Holding Period	2.00%
	11 Year Holding Period	2.00%
	12 Year Holding Period	1.50%
	13 Year Holding Period	1.50%
	14 Year Holding Period	1.50%
	15 Year Holding Period	1.50%
	20 Year Holding Period	1.50%
Annual Charge if you elect an IPR Reset with a Rider Reset Effective Date on or after February 10, 2025 (for policies applied for on or after February 10, 2025) (calculated as an annualized percentage of the amount that is guaranteed under the IPR, deducted on a quarterly basis)	7 Year Holding Period*	2.00%	See Rate Sheet Prospectus Supplement for Current Charges
	10 Year Holding Period	2.00%
	11 Year Holding Period	2.00%
	12 Year Holding Period	1.50%
	13 Year Holding Period	1.50%
	14 Year Holding Period	1.50%
	15 Year Holding Period	1.50%
	20 Year Holding Period	1.50%
Annual Charge if you elect an IPR Reset with a Rider Reset Effective Date on or after May 1, 2019 (for policies applied before February 10, 2025) (calculated as an annualized percentage of the amount that is guaranteed under the IPR, deducted on a quarterly basis)	7 Year Holding Period	2.00%	See Rate Sheet Prospectus Supplement for Current Charges
	10 Year Holding Period	2.00%
	11 Year Holding Period	2.00%
	12 Year Holding Period	1.50%
	13 Year Holding Period	1.50%
	14 Year Holding Period	1.50%
	15 Year Holding Period	1.50%
	20 Year Holding Period	1.50%
	Guaranteed Maximum Charge	Current Charge
Annual Death Benefit Reset Rider (ADBR) Charge (calculated as an annualized percentage of the ADBR Reset Value as of the last Policy Anniversary (or as of the Policy Date if within the first Policy Year), deducted on a quarterly basis; for a detailed explanation of the term “ADBR Reset Value,” see “DESCRIPTION OF BENEFITS – Annual Death Benefit Reset (ADBR) Rider”).	1.00%	0.25%
* The 7 Year Holding Period is only available with applications signed on or after November 13, 2023. ** For Annual Charges for the IPR for policies applied for prior to February 10, 2025 and for Annual Charges for IPR Resets elected with a Rider Reset Effective date prior to May 1, 2019, see APPENDIX 3.The next table shows the minimum and maximum total operating expenses charged by the Portfolios that you may pay periodically during the time that you own the policy. The expenses may change over time and may be higher or lower in the future. A complete list of Portfolios available under the policy, including their annual expenses, may be found in APPENDIX 1A. Annual Portfolio Expenses
	Minimum	Maximum
Expenses that are deducted from the Portfolio assets, including management fees, distribution and/or service (12b-1) fees, and other expenses.[1]
Before fee waivers and expense reimbursements	0.37%	1.42%
After fee waivers and expense reimbursements[2]	0.28%	1.34%
1Shown as a percentage of average net assets for the fiscal year ended December 31, 2025.2Fee waivers and expense reimbursements are expected to continue through April 30, 2027 and may be terminated at any time thereafter at the option of the Portfolio company. HISTORICAL CHARGES AND VALUES FOR CERTAIN OPTIONAL BENEFITSIPR CHARGES Charges for Investment Preservation Rider – FP Series (“IPR”) for policies with an application signed before May 1, 2019 are as follows:
Annual Charge for IPR (calculated as an annualized percentage of the amount that is guaranteed under the IPR, deducted on a quarterly basis)	Guaranteed Maximum Charge	Current Charge
10 Year Holding Period	2.00%	1.15%
11 Year Holding Period	2.00%	1.00%
12 Year Holding Period	1.50%	0.85%
13 Year Holding Period	1.50%	0.70%
14 Year Holding Period	1.50%	0.60%
15 Year Holding Period	1.50%	0.50%
20 Year Holding Period	1.50%	0.60%
Charges for Investment Preservation Rider – FP Series (“IPR”) for policies with an application signed on or after May 1, 2019 and before February 10, 2025, are as follows:
Annual Charge for IPR (calculated as an annualized percentage of the amount that is guaranteed under the IPR, deducted on a quarterly basis)	Guaranteed Maximum Charge	Current Charge
7 Year Holding Period	2.00%	1.10%
10 Year Holding Period	2.00%	1.00%
11 Year Holding Period	2.00%	0.90%
12 Year Holding Period	1.50%	0.80%
13 Year Holding Period	1.50%	0.70%
14 Year Holding Period	1.50%	0.60%
15 Year Holding Period	1.50%	0.50%
20 Year Holding Period	1.50%	0.60%
IPR RESETS The following applies for elections of an IPR Reset with the Rider Reset Effective Date before May 1, 2019 :
Annual Charge for IPR (calculated as an annualized percentage of the amount that is guaranteed under the IPR, deducted on a quarterly basis)	Guaranteed Maximum Charge	Current Charge
10 Year Holding Period	2.00%	1.15%
11 Year Holding Period	2.00%	1.00%
12 Year Holding Period	1.50%	0.85%
13 Year Holding Period	1.50%	0.70%
14 Year Holding Period	1.50%	0.60%
15 Year Holding Period	1.50%	0.50%
20 Year Holding Period	1.50%	0.60%
IPR GUARANTEE PERCENTAGES The percentages applicable for determining the Guaranteed Amount under IPR for policies with an application signed on or before May 1, 2023 are:
Holding Period	Percentage
10 Year Holding Period	100%
11 Year Holding Period	100%
12 Year Holding Period	100%
13 Year Holding Period	100%
14 Year Holding Period	100%
15 Year Holding Period	100%
20 Year Holding Period	150%
The percentages applicable for determining the Guaranteed Amount under IPR for policies with an application signed on or after May 1, 2023 and before February 10, 2025 are:
Holding Period	Percentage
7 Year Holding Period	90%
10 Year Holding Period	105%
11 Year Holding Period	105%
12 Year Holding Period	110%
13 Year Holding Period	110%
14 Year Holding Period	110%
15 Year Holding Period	110%
20 Year Holding Period	150%

Transaction Expenses [Table Text Block]	Transaction Expenses Surrender Charges (as a percentage of amount withdrawn). Applied to amounts in excess of the Surrender Charge Free Amount that you may withdraw each Policy Year.
Payment Year	1	2	3	4	5	6	7	8+
Surrender Charge	8.00%	7.00%	6.00%	5.00%	4.00%	3.00%	2.00%	0.00%
Other Transaction Charges	Guaranteed Maximum Charge	Current Charge
Transfer Fee (charged for transfers in excess of 12 in a policy year)	$30	$0
Payments Returned for Insufficient Funds	$20	$0

Deferred Sales Load (of Amount Surrendered), Maximum [Percent]	8.00%
Transfer Fee, Maximum [Dollars]	$ 30
Transfer Fee, Current [Dollars]	$ 0
Annual Contract Expenses [Table Text Block]	ANNUAL CHARGES FOR THE IPR The current charge for the IPR for policies with an application signed on or after February 10, 2025 is as follows:
Annual Charge for IPR (calculated as an annualized percentage of the amount that is guaranteed under the IPR, deducted on a quarterly basis)	Current Charge
7 Year Holding Period	1.30%
10 Year Holding Period	1.00%
11 Year Holding Period	0.90%
12 Year Holding Period	0.80%
13 Year Holding Period	0.70%
14 Year Holding Period	0.60%
15 Year Holding Period	0.50%
20 Year Holding Period	0.60%
IPR GUARANTEE PERCENTAGES The IPR Guarantee Percentages currently applicable for determining the Guaranteed Amount under IPR for policies with an application signed on or after February 10, 2025 are:
Holding Period	Percentage
7 Year Holding Period	100%
10 Year Holding Period	110%
11 Year Holding Period	110%
12 Year Holding Period	115%
13 Year Holding Period	115%
14 Year Holding Period	120%
15 Year Holding Period	120%
20 Year Holding Period	150%
ANNUAL CHARGES FOR IPR RESET ELECTIONS
Annual Charge for IPR if you elect an IPR Reset with a Rider Reset Effective Date on or after May 1, 2019 (Policies applied for prior to February 10, 2025)
(calculated as an annualized percentage of the amount that is guaranteed under the IPR, deducted on a quarterly basis)
Current Charge
7 Year Holding Period	1.10%
10 Year Holding Period	1.00%
11 Year Holding Period	0.90%
12 Year Holding Period	0.80%
13 Year Holding Period	0.70%
14 Year Holding Period	0.60%
15 Year Holding Period	0.50%
20 Year Holding Period	0.60%
Annual Charge for IPR if you elect an IPR Reset with a Rider Reset Effective Date on or after February 10, 2025 (Policies applied for on or after February 10, 2025)
(calculated as an annualized percentage of the amount that is guaranteed under the IPR, deducted on a quarterly basis)
Current Charge
7 Year Holding Period	1.30%
10 Year Holding Period	1.00%
11 Year Holding Period	0.90%
12 Year Holding Period	0.80%
13 Year Holding Period	0.70%
14 Year Holding Period	0.60%
15 Year Holding Period	0.50%
20 Year Holding Period	0.60%
Annual Policy Expenses Base Contract Charges (Without Optional Benefits)
	Policies with Accumulation Value-based Base Contract Charges[1]		Policies with Premium-based Base Contract Charges[2]
Administrative Expense[3]	$30		$30
Base Contract Expenses[4]	Guaranteed Maximum Charge	Current Charge	Guaranteed Maximum Charge	Current Charge
	1.20% (During the Surrender Charge Period for the initial premium)	1.20% (During the Surrender Charge Period for the initial premium)	1.30% (During the Surrender Charge Period for the initial premium)	1.30% (During the Surrender Charge Period for the initial premium)
	1.00% (After the Surrender Charge Period for the initial premium)	1.00% (After the Surrender Charge Period for the initial premium)	1.10% (After the Surrender Charge Period for the initial premium)	1.10% (After the Surrender Charge Period for the initial premium)
1As an annualized percentage of daily Variable Accumulation Value. [2]As an annualized percentage of Adjusted Premium Payments. [3]We call this fee the “Annual Policy Service Charge” in your policy and elsewhere in the prospectus. This fee is waived for policies that have $100,000 or more of Accumulation Value on a given Policy Anniversary.[4]We call this the “Mortality and Expense Risk and Administrative Costs Charge (M&E)” in your policy and elsewhere in this prospectus.HISTORICAL CHARGES AND VALUES FOR CERTAIN OPTIONAL BENEFITSIPR CHARGES Charges for Investment Preservation Rider – FP Series (“IPR”) for policies with an application signed before May 1, 2019 are as follows:
Annual Charge for IPR (calculated as an annualized percentage of the amount that is guaranteed under the IPR, deducted on a quarterly basis)	Guaranteed Maximum Charge	Current Charge
10 Year Holding Period	2.00%	1.15%
11 Year Holding Period	2.00%	1.00%
12 Year Holding Period	1.50%	0.85%
13 Year Holding Period	1.50%	0.70%
14 Year Holding Period	1.50%	0.60%
15 Year Holding Period	1.50%	0.50%
20 Year Holding Period	1.50%	0.60%
Charges for Investment Preservation Rider – FP Series (“IPR”) for policies with an application signed on or after May 1, 2019 and before February 10, 2025, are as follows:
Annual Charge for IPR (calculated as an annualized percentage of the amount that is guaranteed under the IPR, deducted on a quarterly basis)	Guaranteed Maximum Charge	Current Charge
7 Year Holding Period	2.00%	1.10%
10 Year Holding Period	2.00%	1.00%
11 Year Holding Period	2.00%	0.90%
12 Year Holding Period	1.50%	0.80%
13 Year Holding Period	1.50%	0.70%
14 Year Holding Period	1.50%	0.60%
15 Year Holding Period	1.50%	0.50%
20 Year Holding Period	1.50%	0.60%
IPR RESETS The following applies for elections of an IPR Reset with the Rider Reset Effective Date before May 1, 2019 :
Annual Charge for IPR (calculated as an annualized percentage of the amount that is guaranteed under the IPR, deducted on a quarterly basis)	Guaranteed Maximum Charge	Current Charge
10 Year Holding Period	2.00%	1.15%
11 Year Holding Period	2.00%	1.00%
12 Year Holding Period	1.50%	0.85%
13 Year Holding Period	1.50%	0.70%
14 Year Holding Period	1.50%	0.60%
15 Year Holding Period	1.50%	0.50%
20 Year Holding Period	1.50%	0.60%
IPR GUARANTEE PERCENTAGES The percentages applicable for determining the Guaranteed Amount under IPR for policies with an application signed on or before May 1, 2023 are:
Holding Period	Percentage
10 Year Holding Period	100%
11 Year Holding Period	100%
12 Year Holding Period	100%
13 Year Holding Period	100%
14 Year Holding Period	100%
15 Year Holding Period	100%
20 Year Holding Period	150%
The percentages applicable for determining the Guaranteed Amount under IPR for policies with an application signed on or after May 1, 2023 and before February 10, 2025 are:
Holding Period	Percentage
7 Year Holding Period	90%
10 Year Holding Period	105%
11 Year Holding Period	105%
12 Year Holding Period	110%
13 Year Holding Period	110%
14 Year Holding Period	110%
15 Year Holding Period	110%
20 Year Holding Period	150%

Administrative Expense, Footnotes [Text Block]	We call this fee the “Annual Policy Service Charge” in your policy and elsewhere in the prospectus. This fee is waived for policies that have $100,000 or more of Accumulation Value on a given Policy Anniversary.
Base Contract Expense, Footnotes [Text Block]	We call this the “Mortality and Expense Risk and Administrative Costs Charge (M&E)” in your policy and elsewhere in this prospectus.
Annual Portfolio Company Expenses [Table Text Block]	The next table shows the minimum and maximum total operating expenses charged by the Portfolios that you may pay periodically during the time that you own the policy. The expenses may change over time and may be higher or lower in the future. A complete list of Portfolios available under the policy, including their annual expenses, may be found in APPENDIX 1A. Annual Portfolio Expenses
	Minimum	Maximum
Expenses that are deducted from the Portfolio assets, including management fees, distribution and/or service (12b-1) fees, and other expenses.[1]
Before fee waivers and expense reimbursements	0.37%	1.42%
After fee waivers and expense reimbursements[2]	0.28%	1.34%
1Shown as a percentage of average net assets for the fiscal year ended December 31, 2025.2Fee waivers and expense reimbursements are expected to continue through April 30, 2027 and may be terminated at any time thereafter at the option of the Portfolio company.
Portfolio Company Expenses [Text Block]	Expenses that are deducted from the Portfolio assets, including management fees, distribution and/or service (12b-1) fees, and other expenses.[1]
Portfolio Company Expenses Minimum [Percent]	0.37%
Portfolio Company Expenses Maximum [Percent]	1.42%
Portfolio Company Expenses, Footnotes [Text Block]	Shown as a percentage of average net assets for the fiscal year ended December 31, 2025.
Surrender Example [Table Text Block]
	Years
	1 yr	3 yr	5 yr	10 yr
If you surrender your policy at the end of the applicable time period:	$11,449.25	$18,151.09	$24,855.94	$42,012.72

Surrender Expense, 1 Year, Maximum [Dollars]	$ 11,449.25
Surrender Expense, 3 Years, Maximum [Dollars]	18,151.09
Surrender Expense, 5 Years, Maximum [Dollars]	24,855.94
Surrender Expense, 10 Years, Maximum [Dollars]	$ 42,012.72
Annuitize Example [Table Text Block]
If you annuitize at the end of the applicable time period:	$11,449.25	$12,615.71	$21,100.51	$42,012.72

Annuitized Expense, 1 Year, Maximum [Dollars]	$ 11,449.25
Annuitized Expense, 3 Years, Maximum [Dollars]	12,615.71
Annuitized Expense, 5 Years, Maximum [Dollars]	21,100.51
Annuitized Expense, 10 Years, Maximum [Dollars]	$ 42,012.72
No Surrender Example [Table Text Block]
If you do not surrender your policy:	$4,191.00	$12,615.71	$21,100.51	$42,012.72

No Surrender Expense, 1 Year, Maximum [Dollars]	$ 4,191.00
No Surrender Expense, 3 Years, Maximum [Dollars]	12,615.71
No Surrender Expense, 5 Years, Maximum [Dollars]	21,100.51
No Surrender Expense, 10 Years, Maximum [Dollars]	$ 42,012.72
Item 5. Principal Risks [Line Items]
Item 5. Principal Risks [Table Text Block]	Principal Risks of Investing in the Policy
This section is intended to summarize the principal risks of investing in the policy. Market Risk. You can lose money by investing in this policy, including loss of principal. An investment in this policy is subject to the risk of poor investment performance and can vary depending on the performance of the Allocation Options you choose. You bear the risk of any decline in your policy’s value resulting from the performance of the Portfolios you have chosen. Amounts allocated to a Portfolio or an Asset Allocation Model are subject to the risks inherent in the securities markets and, specifically, to price fluctuations in the Portfolios’ investments. Each investment option (including the Fixed Account) has its own unique risks. For more information about the risks of investing in a particular Portfolio, see that Portfolio's prospectus, which can be found online at https://dfinview.com/NewYorkLife/TAHD/premier-fpseries. You can also request this information at no cost by calling the New York Life Annuities Service Center at (800) 762-6212 or by sending an email request with your name and mailing address to PremierFPProspectus@newyorklife.com. You should review the prospectuses for the available Portfolios before making an investment decision. Early Withdrawal Risk. This policy is not designed for short-term investing and is not appropriate for an investor who needs ready access to cash. Surrender charges apply for up to seven years after your last premium payment. They will reduce the value of your policy if you withdraw money during that time. Withdrawals could substantially reduce or even terminate the benefits available under the policy. Withdrawals may also be subject to federal and state income taxes, and tax penalties if the withdrawal is made before the owner attains age 59 ½ . The benefits of tax deferral and the policy’s living benefit protections also mean the policy is better for investors with a long time horizon. Policy Benefits Risk. Certain benefits under the policy are contingent on several conditions being met. If those conditions are not met you may not realize a benefit from the policy or the optional benefits for which you have been charged a fee. For example: ●You may need to take withdrawals which have the potential to substantially reduce or terminate the Standard Death Benefit available under the policy. Withdrawals could reduce the value of the Standard Death Benefit by more than the dollar amount of the withdrawal. ●The Annual Death Benefit Reset Rider only provides a benefit if your policy value increases over time. In addition, withdrawals will reduce the value of the benefits in proportion to the amount of the withdrawal relative to the total policy value at the time of the withdrawal. Accordingly, under certain circumstances, a withdrawal could reduce the value of the ADBR benefit by more than the dollar amount of the withdrawal. ●the IPR requires that you hold the policy for a certain number of years (the Holding Period) in order to receive an adjustment to your Accumulation Value, if applicable. If you surrender your policy before the Holding Period is over, you will not receive a benefit under the rider. If you take withdrawals during the Holding Period, the benefit provided by the IPR will be reduced proportionally by any withdrawals you make during the Holding Period. If your Accumulation Value is less than amount guaranteed by the IPR at the time the withdrawal is requested, the reduction in your guaranteed amount will be greater than the dollar amount withdrawn. Accordingly, under certain circumstances, a withdrawal could reduce the value of a benefit by more than the dollar amount of the withdrawal. In addition, you will only be allowed to allocate your premium payments to certain Allocation Options and the DCA Advantage Account, or you will be limited in the amount you can allocate to the Investment Divisions (based on certain thresholds for Asset Allocation Categories). ●The IPR Death Benefit that is payable under the IPR may require that you hold the policy for a certain period of time before the IPR Death Benefit that is payable equals the Guaranteed Amount under the IPR. If you die prior to the end of that required waiting period, the IPR Death Benefit will be equal to your first policy year premiums less any proportional withdrawals. Additionally, if you elect an IPR Reset, a new waiting period will begin before the Guaranteed Amount is payable as the IPR Death Benefit. If you die prior to the end of the new applicable waiting period, the IPR Death Benefit will be equal to the Accumulation Value as of the Rider Reset Effective Date less any proportional withdrawals. (See DESCRIPTION OF BENEFITS – Investment Preservation Rider – FP Series for more information on IPR Death Benefit calculations.) ●The Living Needs Benefit/Unemployment Rider only provides a benefit after the policy has been in force for at least one year and only if a Qualifying Event occurs, and requires a minimum Accumulation Value of $5,000.Alternatives to the Policy. Other policies or investments may provide more favorable returns or benefits than the policy and may have lower fees and expenses. Other variable annuity policies, with features not available under this policy, are offered by NYLIAC through other broker-dealers. In addition, some optional features of the policy may not be available when purchased through certain broker-dealers. Ask your registered representative for more information. If a particular optional feature that interests you is not available through your broker-dealer, you may want to contact another broker-dealer to explore its availability. Policy Changes and Investment Restrictions Risk. There are restrictions that may limit the investments that you may choose if you choose the IPR. Amounts invested in accordance with those restrictions may earn a return that is less than the return you might have earned on those amounts in other Investment Divisions had you not been subject to any investment restrictions. If you have selected the IPR, we may change the permitted Investment Divisions that you may choose. We reserve the right to limit transfers, and we reserve the right to charge $30 for each transfer when you transfer money to or from the Investment Divisions and the Fixed Account more than 12 times in a Policy Year. We also reserve the right to terminate certain policy features such as dollar cost averaging, Automatic Asset Rebalancing, Asset Allocation Models and Interest Sweep. We may impose limits on the minimum and maximum amounts that you may invest in the policy or other transaction limits that may limit your use of the policy. In addition, we reserve the right to remove Investment Divisions or substitute Portfolios as investment options that are available under the policy. Potentially Harmful Transfer Activity. This policy is not designed as a vehicle for market timing. Accordingly, your ability to make transfers under the policy is subject to limitation if we determine, in our sole opinion, that the exercise of that privilege may disadvantage or potentially hurt the rights or interests of other policyowners. We have limitations and restrictions on transfer activity, which we apply to all owners of the policy without exception. (See “THE POLICIES–Limits on Transfers” for more information.) We cannot guarantee that these limitations and restrictions will be effective in detecting and preventing all transfer activity that could potentially disadvantage or hurt the rights or interests of other policyowners. Potentially harmful transfer activity could result in reduced performance results for one or more Investment Divisions, due to among other things: ●Portfolio management decisions driven by the need to maintain higher than normal liquidity or the inability to sustain an investment objective; ●Increased administrative and Fund brokerage expenses; and/or ●Dilution of the interests of long-term investors. A Portfolio may reject any order from us if it suspects potentially harmful transfer activity, thereby preventing us from implementing your Request for a transfer. (See “THE POLICIES–Limits on Transfers” for more information on the risks of frequent trading.) Change in Fees and Charges Risk. Deduction of policy fees and charges (including surrender charges), and optional benefit fees, may result in loss of principal. We reserve the right to increase the fees and charges under the policy and optional benefits up to the maximum guaranteed fees and charges stated on your Policy Data Page. The amount of premium-based M&E Charges assessed to your policy will be unaffected by fluctuations in market performance. In a rising market, the premium-based M&E Charge structure will benefit the policyowner because the premium-based M&E Charge, when calculated as a percentage of separate account assets, will be reduced. In a flat or declining market, the premium-based M&E Charge structure will result in an increase in the charge when calculated against separate account assets. The amount of Accumulation Value-based M&E Charges assessed to your policy will be affected by fluctuations in market performance. However, the Accumulation Value-based M&E Charge structure may be more advantageous in a flat or declining market and disadvantageous in a rising market. Change in Rates Risk. The rate we declare for the Fixed Account may be lower than you would find acceptable.The crediting rate that we declare for the DCA Advantage Account may be lower than what you would find acceptable. Adverse Tax Consequences. There are a number of tax risks that may arise in connection with purchasing the policy. These risks include: (1) the possibility that the Internal Revenue Service (“IRS”) may interpret the rules that apply to variable annuities in a manner that could result in you being treated as the owner of your policy’s pro rata portion of the assets of the Separate Account; (2) the possibility that the IRS may take the position that the policy does not qualify as an annuity for federal tax purposes resulting in the loss of favorable tax treatment accorded your policy; and (3) the possibility of a change in the present federal income tax laws that apply to your policy, or of the current interpretations by the IRS, which may change from time to time without notice, and could have retroactive effects regardless of the date of enactment or publication, as the case may be. Insurance Company Risks. Any obligations (including those of the Fixed Account), guarantees, and benefits of the policy are subject to the claims-paying ability of NYLIAC. If NYLIAC experiences financial distress, it may not be able to meet its obligations to you. More information about NYLIAC is available upon request from NYLIAC by calling the New York Life Annuities Service Center at 1-800-762-6212. Risks Affecting our Administration of Your Policy. NYLIAC’s business activity and operations, and/or the activities and operations of our service providers and business partners, are subject to certain risks, including, those resulting from information systems failures, cyberattack/ransomware, or current or future outbreaks of infectious diseases, viruses (including COVID-19), epidemics or pandemics (“serious infectious disease outbreaks”). These risks are common to all insurers and financial service providers and may materially impact our ability to administer the policy (and to keep policyowner information confidential). (See the SAI “ADDITIONAL INFORMATION ABOUT RISKS (Non-Principal Risks)” for more information.)
Item 10. Benefits Available [Line Items]
Benefits Available (N-4) [Text Block]	Benefits Available Under The Policies
The following tables summarize information about the benefits available under the policy.STANDARD DEATH BENEFIT
(automatically included with the policy)
NAME OF BENEFIT	PURPOSE	MAXIMUM FEE	BRIEF DESCRIPTION OF RESTRICTIONS/ LIMITATIONS
Standard Death Benefit
For policy owners who are
age 80 or younger when the
policy is issued, the Standard
Death Benefit guarantees
that your beneficiaries will
receive the greater of: (i) your
Accumulation Value; (ii) the
Return of Premium Death
Benefit; or (iii) for policies
applied for 5/1/2020 and
after, the Step–up Death
Benefit. For policy owners
age 81 to 85 when the policy
is issued, the Standard
Death Benefit guarantees
that your beneficiaries will
receive the greater of: (i) your
Accumulation Value; or
(ii) the Return of Premium
Death Benefit.
		No additional charge	•Withdrawals could significantly reduce the benefit (possibly by an amount substantially greater than the actual amount withdrawn).
OPTIONAL DEATH BENEFIT AVAILABLE FOR A FEE
NAME OF BENEFIT	PURPOSE	MAXIMUM FEE	BRIEF DESCRIPTION OF RESTRICTIONS/ LIMITATIONS
Annual Death Benefit Reset (ADBR) Rider	Provides a new locked–in higher death benefit each year from the Policy Date (“Reset Anniversary”), if your investments increase in value.
Maximum Charge: 1.00%

(Charge calculated as an
annualized percentage of the
ADBR Reset Value as of the
last Policy Anniversary or as
of the Policy Date if within
the first Policy Year,
deducted quarterly)

•Only available at the time
of application to
policyowners aged 75 or
younger.
•Resets will continue on
Reset Anniversaries until
the Owner (or Annuitant if
the Owner is not a natural
person) is age 85.
•In certain jurisdictions, an
ownership change or
assignment will terminate
the benefit.
•Withdrawals could
significantly reduce the
benefit (possibly by an
amount substantially
greater than the actual
amount withdrawn).

NAME OF BENEFIT	PURPOSE	MAXIMUM FEE	BRIEF DESCRIPTION OF RESTRICTIONS/ LIMITATIONS
•You cannot cancel the rider without surrendering the policy.
NAME OF BENEFIT	PURPOSE	MAXIMUM FEE	BRIEF DESCRIPTION OF RESTRICTIONS/ LIMITATIONS
Investment Preservation Rider – FP Series Death Benefit
A death benefit that is
available if you purchase the
IPR.

The IPR guarantees that
your beneficiaries will receive
the greater of: (i) the
Standard Death Benefit;
(ii) any death benefit
available under any other
rider attached to your policy;
or (iii) the IPR Death Benefit.
Maximum Charge: 2.00% (as an annualized percentage of the amount that is guaranteed)
•Only available at the time
of application.
•The IPR Death Benefit that
is payable under the IPR
may require that the Owner
hold the policy for a
minimum waiting period
before the IPR Death
Benefit equals the
Guaranteed Amount under
the IPR. If the Owner dies
prior to the end of that
required waiting period, the
IPR Death Benefit will be
equal to the first policy year
premiums less any
proportional withdrawals.
(See DESCRIPTION OF
BENEFITS – Investment
Preservation Rider – FP
Series for more information
on IPR Death Benefit
calculations.)
•Similarly, if an IPR Reset is
elected, a new waiting
period, as applicable, will
begin before the
Guaranteed Amount is
payable as the IPR Death
Benefit. If the Owner dies
prior to the end of the new
applicable waiting period,
the IPR Death Benefit will
be equal to the
Accumulation Value as of
the Rider Reset Effective
Date less any proportional
withdrawals.
•Only payable if the
Owner’s spouse does not
elect to continue the policy
pursuant to its spousal
continuance option. If the
Owner’s spouse elects to

NAME OF BENEFIT	PURPOSE	MAXIMUM FEE	BRIEF DESCRIPTION OF RESTRICTIONS/ LIMITATIONS

continue the policy, the IPR
will continue and the IPR
Death Benefit will not be
paid.
•See the next table
“OPTIONAL LIVING
BENEFITS AVAILABLE
FOR A FEE—IPR FP
Series” for more
information about the
restrictions and limitations
applicable to the IPR.
•Not available in certain
jurisdictions. See
APPENDIX 2 – State
Variations.

OPTIONAL LIVING BENEFIT AVAILABLE FOR A FEE
NAME OF BENEFIT	PURPOSE	MAXIMUM FEE	BRIEF DESCRIPTION OF RESTRICTIONS/ LIMITATIONS
Investment Preservation Rider – FP Series
Protects your investment
from loss for a specified
Holding Period. If, after a
specified Holding Period,
your Accumulation Value is
less than the amount
guaranteed, we will make a
one-time increase to your
Accumulation Value to make
it equal to the guaranteed
amount.

You may request to reset the
guaranteed amount (an IPR
Reset) under certain
circumstances.

In most jurisdictions, includes
an IPR Death Benefit which
is payable upon the death of
the Owner if the Owner dies
before the end of the Holding
Period.
Maximum Charge: 2.00% (as an annualized percentage of the amount that is guaranteed)
•Only available at the time
of application to
policyowners aged 75 or
younger (70 or younger for
the 20-year Holding
Period).
•You should not select this
rider unless you intend to
keep the policy for at least
as long as the Holding
Period you’ve selected.
•The rider is irrevocable,
and cannot be cancelled
after a 30 day right to
examine period.
•Provides no benefit if you
surrender the policy before
the end of the Holding
Period.
•Restricts the availability of
certain investment options.
See APPENDIX 1B and
1C.
•Premium payments are
only permitted (a) in the
first Policy Year or (b) after
a specified Holding Period.
•Withdrawals could
significantly reduce the
benefit (possibly by an

NAME OF BENEFIT	PURPOSE	MAXIMUM FEE	BRIEF DESCRIPTION OF RESTRICTIONS/ LIMITATIONS

amount greater than the
actual amount withdrawn).
•An IPR Reset starts a new
Holding Period. New
annual charges may apply
after you elect an IPR
Reset.
•IPR Reset rights may be
suspended or discontinued
and are subject to age
limits.

OTHER OPTIONAL BENEFITS INCLUDED WITH ALL POLICIES AT NO ADDITIONAL COST
NAME OF BENEFIT	PURPOSE	MAXIMUM FEE	BRIEF DESCRIPTION OF RESTRICTIONS/ LIMITATIONS
Living Needs Benefit / Unemployment Rider
Waives Surrender Charges if
the Owner experiences
certain “qualifying events”
such as: (i) confinement to a
health care facility for 60
consecutive days;
(ii) terminal illness; or
(iii) disability. If the Owner
becomes unemployed, the
rider waives Surrender
Charges on a one-time
withdrawal of up to 50% of
your Accumulation Value.
None
•Policy must have been in
force for at least one year
and have a minimum
Accumulation Value of
$5,000.
•Qualifying Event (as
defined in the rider) must
occur after the Policy Date.
•Not available if any Owner
has attained age 86 on the
Policy Date.
•For the Disability portion of
the rider, any withdrawal
after your 66th birthday will
not be eligible for the rider
benefit and surrender
charges may apply.
•A determination letter from
your state’s Department of
Labor is required for
unemployment benefit.
•Unemployment must be for
at least 60 consecutive
days.
•If the Owner(s) is not a
natural person, all
restrictions and benefits of
the rider are based on the
Annuitant.
•Rider benefits and
requirements to qualify for
the rider benefits may not
be the same in all
jurisdictions.

NAME OF BENEFIT	PURPOSE	MAXIMUM FEE	BRIEF DESCRIPTION OF RESTRICTIONS/ LIMITATIONS
Automatic Asset Rebalancing	Automatically rebalances your Variable Accumulation Value (either quarterly, semi–annually, or annually) to maintain the percentage allocated to each Investment Division at a pre–set level.	None	•Cannot be used with the traditional Dollar Cost Averaging option. •You must have a minimum Accumulation Value of $2,500 to elect this option, and a minimum of $2,500 to continue it as scheduled.
Traditional Dollar Cost Averaging	Automatically transfers a specific amount of money from any Investment Division to any combination of Investment Divisions and/or Fixed Account at set intervals.	None
•Cannot be used with the
Automatic Asset
Rebalancing option, or with
IPR.
•For premium based M&E
Charge policies, amounts
cannot be transferred to
the Fixed Account (if
applicable).
•You must have a minimum
Accumulation Value of
$2,500 to elect this option,
and a minimum of $2,000
to continue as scheduled.

The DCA Advantage Account
Allows you to set up
automatic dollar cost
averaging using the DCA
Advantage Account when an
initial premium payment or a
subsequent premium
payment is made. The DCA
Advantage Account transfers
amounts automatically to the
Investment Divisions you
choose in six monthly
increments and pays you
interest on amounts
remaining in the DCA
Advantage Account.
None
•DCA Advantage Account
duration may not extend
beyond the Annuity
Commencement Date.
•You may not have more
than one DCA Advantage
Account open at the same
time.
•You must allocate a
minimum of $2,000 to the
DCA Advantage Account;
any premium payment less
than $2,000 will be
allocated directly to the
Investment Divisions in
accordance with the
instructions we have on
file.
•You cannot make transfers
into the DCA Advantage
Account from any
Allocation Option.
•The annual effective
interest rate for the DCA
Advantage Account shown
on your Policy Data Page
applies only to your initial
premium payment. Interest
rates applied to

NAME OF BENEFIT	PURPOSE	MAXIMUM FEE	BRIEF DESCRIPTION OF RESTRICTIONS/ LIMITATIONS

subsequent premium
payments allocated to the
DCA Advantage Account
may differ.
•The benefits payable under
the DCA Advantage
Account (including principal
and interest) are payable
from NYLIAC's general
account and are subject to
its claims-paying ability.

Interest Sweep	Automatically transfers interest earned on the Fixed Account to be transferred to one or any combination of Investment Divisions.	None
•Frequency of the transfers
can be monthly, quarterly,
semi–annually, or annually.
•You must have a minimum
of $2,500 in the Fixed
Account to elect this option
and a minimum of $2,000
to continue as scheduled.

Benefits Available [Table Text Block]
NAME OF BENEFIT	PURPOSE	MAXIMUM FEE	BRIEF DESCRIPTION OF RESTRICTIONS/ LIMITATIONS
Standard Death Benefit
For policy owners who are
age 80 or younger when the
policy is issued, the Standard
Death Benefit guarantees
that your beneficiaries will
receive the greater of: (i) your
Accumulation Value; (ii) the
Return of Premium Death
Benefit; or (iii) for policies
applied for 5/1/2020 and
after, the Step–up Death
Benefit. For policy owners
age 81 to 85 when the policy
is issued, the Standard
Death Benefit guarantees
that your beneficiaries will
receive the greater of: (i) your
Accumulation Value; or
(ii) the Return of Premium
Death Benefit.
		No additional charge	•Withdrawals could significantly reduce the benefit (possibly by an amount substantially greater than the actual amount withdrawn).
NAME OF BENEFIT	PURPOSE	MAXIMUM FEE	BRIEF DESCRIPTION OF RESTRICTIONS/ LIMITATIONS
Annual Death Benefit Reset (ADBR) Rider	Provides a new locked–in higher death benefit each year from the Policy Date (“Reset Anniversary”), if your investments increase in value.
Maximum Charge: 1.00%

(Charge calculated as an
annualized percentage of the
ADBR Reset Value as of the
last Policy Anniversary or as
of the Policy Date if within
the first Policy Year,
deducted quarterly)

•Only available at the time
of application to
policyowners aged 75 or
younger.
•Resets will continue on
Reset Anniversaries until
the Owner (or Annuitant if
the Owner is not a natural
person) is age 85.
•In certain jurisdictions, an
ownership change or
assignment will terminate
the benefit.
•Withdrawals could
significantly reduce the
benefit (possibly by an
amount substantially
greater than the actual
amount withdrawn).

NAME OF BENEFIT	PURPOSE	MAXIMUM FEE	BRIEF DESCRIPTION OF RESTRICTIONS/ LIMITATIONS
•You cannot cancel the rider without surrendering the policy.
NAME OF BENEFIT	PURPOSE	MAXIMUM FEE	BRIEF DESCRIPTION OF RESTRICTIONS/ LIMITATIONS
Investment Preservation Rider – FP Series Death Benefit
A death benefit that is
available if you purchase the
IPR.

The IPR guarantees that
your beneficiaries will receive
the greater of: (i) the
Standard Death Benefit;
(ii) any death benefit
available under any other
rider attached to your policy;
or (iii) the IPR Death Benefit.
Maximum Charge: 2.00% (as an annualized percentage of the amount that is guaranteed)
•Only available at the time
of application.
•The IPR Death Benefit that
is payable under the IPR
may require that the Owner
hold the policy for a
minimum waiting period
before the IPR Death
Benefit equals the
Guaranteed Amount under
the IPR. If the Owner dies
prior to the end of that
required waiting period, the
IPR Death Benefit will be
equal to the first policy year
premiums less any
proportional withdrawals.
(See DESCRIPTION OF
BENEFITS – Investment
Preservation Rider – FP
Series for more information
on IPR Death Benefit
calculations.)
•Similarly, if an IPR Reset is
elected, a new waiting
period, as applicable, will
begin before the
Guaranteed Amount is
payable as the IPR Death
Benefit. If the Owner dies
prior to the end of the new
applicable waiting period,
the IPR Death Benefit will
be equal to the
Accumulation Value as of
the Rider Reset Effective
Date less any proportional
withdrawals.
•Only payable if the
Owner’s spouse does not
elect to continue the policy
pursuant to its spousal
continuance option. If the
Owner’s spouse elects to

NAME OF BENEFIT	PURPOSE	MAXIMUM FEE	BRIEF DESCRIPTION OF RESTRICTIONS/ LIMITATIONS

continue the policy, the IPR
will continue and the IPR
Death Benefit will not be
paid.
•See the next table
“OPTIONAL LIVING
BENEFITS AVAILABLE
FOR A FEE—IPR FP
Series” for more
information about the
restrictions and limitations
applicable to the IPR.
•Not available in certain
jurisdictions. See
APPENDIX 2 – State
Variations.

NAME OF BENEFIT	PURPOSE	MAXIMUM FEE	BRIEF DESCRIPTION OF RESTRICTIONS/ LIMITATIONS
Investment Preservation Rider – FP Series
Protects your investment
from loss for a specified
Holding Period. If, after a
specified Holding Period,
your Accumulation Value is
less than the amount
guaranteed, we will make a
one-time increase to your
Accumulation Value to make
it equal to the guaranteed
amount.

You may request to reset the
guaranteed amount (an IPR
Reset) under certain
circumstances.

In most jurisdictions, includes
an IPR Death Benefit which
is payable upon the death of
the Owner if the Owner dies
before the end of the Holding
Period.
Maximum Charge: 2.00% (as an annualized percentage of the amount that is guaranteed)
•Only available at the time
of application to
policyowners aged 75 or
younger (70 or younger for
the 20-year Holding
Period).
•You should not select this
rider unless you intend to
keep the policy for at least
as long as the Holding
Period you’ve selected.
•The rider is irrevocable,
and cannot be cancelled
after a 30 day right to
examine period.
•Provides no benefit if you
surrender the policy before
the end of the Holding
Period.
•Restricts the availability of
certain investment options.
See APPENDIX 1B and
1C.
•Premium payments are
only permitted (a) in the
first Policy Year or (b) after
a specified Holding Period.
•Withdrawals could
significantly reduce the
benefit (possibly by an

NAME OF BENEFIT	PURPOSE	MAXIMUM FEE	BRIEF DESCRIPTION OF RESTRICTIONS/ LIMITATIONS

amount greater than the
actual amount withdrawn).
•An IPR Reset starts a new
Holding Period. New
annual charges may apply
after you elect an IPR
Reset.
•IPR Reset rights may be
suspended or discontinued
and are subject to age
limits.

NAME OF BENEFIT	PURPOSE	MAXIMUM FEE	BRIEF DESCRIPTION OF RESTRICTIONS/ LIMITATIONS
Living Needs Benefit / Unemployment Rider
Waives Surrender Charges if
the Owner experiences
certain “qualifying events”
such as: (i) confinement to a
health care facility for 60
consecutive days;
(ii) terminal illness; or
(iii) disability. If the Owner
becomes unemployed, the
rider waives Surrender
Charges on a one-time
withdrawal of up to 50% of
your Accumulation Value.
None
•Policy must have been in
force for at least one year
and have a minimum
Accumulation Value of
$5,000.
•Qualifying Event (as
defined in the rider) must
occur after the Policy Date.
•Not available if any Owner
has attained age 86 on the
Policy Date.
•For the Disability portion of
the rider, any withdrawal
after your 66th birthday will
not be eligible for the rider
benefit and surrender
charges may apply.
•A determination letter from
your state’s Department of
Labor is required for
unemployment benefit.
•Unemployment must be for
at least 60 consecutive
days.
•If the Owner(s) is not a
natural person, all
restrictions and benefits of
the rider are based on the
Annuitant.
•Rider benefits and
requirements to qualify for
the rider benefits may not
be the same in all
jurisdictions.

NAME OF BENEFIT	PURPOSE	MAXIMUM FEE	BRIEF DESCRIPTION OF RESTRICTIONS/ LIMITATIONS
Automatic Asset Rebalancing	Automatically rebalances your Variable Accumulation Value (either quarterly, semi–annually, or annually) to maintain the percentage allocated to each Investment Division at a pre–set level.	None	•Cannot be used with the traditional Dollar Cost Averaging option. •You must have a minimum Accumulation Value of $2,500 to elect this option, and a minimum of $2,500 to continue it as scheduled.
Traditional Dollar Cost Averaging	Automatically transfers a specific amount of money from any Investment Division to any combination of Investment Divisions and/or Fixed Account at set intervals.	None
•Cannot be used with the
Automatic Asset
Rebalancing option, or with
IPR.
•For premium based M&E
Charge policies, amounts
cannot be transferred to
the Fixed Account (if
applicable).
•You must have a minimum
Accumulation Value of
$2,500 to elect this option,
and a minimum of $2,000
to continue as scheduled.

The DCA Advantage Account
Allows you to set up
automatic dollar cost
averaging using the DCA
Advantage Account when an
initial premium payment or a
subsequent premium
payment is made. The DCA
Advantage Account transfers
amounts automatically to the
Investment Divisions you
choose in six monthly
increments and pays you
interest on amounts
remaining in the DCA
Advantage Account.
None
•DCA Advantage Account
duration may not extend
beyond the Annuity
Commencement Date.
•You may not have more
than one DCA Advantage
Account open at the same
time.
•You must allocate a
minimum of $2,000 to the
DCA Advantage Account;
any premium payment less
than $2,000 will be
allocated directly to the
Investment Divisions in
accordance with the
instructions we have on
file.
•You cannot make transfers
into the DCA Advantage
Account from any
Allocation Option.
•The annual effective
interest rate for the DCA
Advantage Account shown
on your Policy Data Page
applies only to your initial
premium payment. Interest
rates applied to

NAME OF BENEFIT	PURPOSE	MAXIMUM FEE	BRIEF DESCRIPTION OF RESTRICTIONS/ LIMITATIONS

subsequent premium
payments allocated to the
DCA Advantage Account
may differ.
•The benefits payable under
the DCA Advantage
Account (including principal
and interest) are payable
from NYLIAC's general
account and are subject to
its claims-paying ability.

Interest Sweep	Automatically transfers interest earned on the Fixed Account to be transferred to one or any combination of Investment Divisions.	None
•Frequency of the transfers
can be monthly, quarterly,
semi–annually, or annually.
•You must have a minimum
of $2,500 in the Fixed
Account to elect this option
and a minimum of $2,000
to continue as scheduled.

Item 17. Investment Options [Line Items]
Investment Options (N-4) [Text Block]	Appendix 1AInvestment Options Available Under the PolicyThe following is a list of Portfolios available under the policy, which is subject to change, as discussed in the prospectus. Depending on the optional benefits you choose, you may not be able to invest in certain Portfolios. You can find the prospectuses and other information about the Portfolios online at https://dfinview.com/NewYorkLife/TAHD/premier-fpseries. You can also request this information at no cost by calling the New York Life Annuities Service Center at 800-762-6212 or by sending an email request with your name and mailing address to PremierFPProspectus@newyorklife.com. The current expenses and performance information below reflects fees and expenses of the Portfolios but does not reflect the other fees and expenses that your policy may charge. Expenses would be higher and performance would be lower if these charges were included. Each Portfolio’s past performance is not necessarily an indication of future performance. If you purchased the Investment Preservation Rider, you may not be able to invest in certain Portfolios. Your available Allocation Options are listed in APPENDIX 1B.
Type	Portfolio Adviser/Sub-adviser	Current Expenses*	Average Annual Total Returns (as of 12/31/25)
			1 year	5 year	10 year
Large Cap Equity	NYLIM VP American Century Large Cap Equity (formerly NYLI VP American Century Sustainable Equity) — Service Class Adviser: New York Life Investment Management LLC (“New York Life Investments”) / Subadviser: American Century Investment Management, Inc.	0.93%	11.06%	13.68%	11.58%
Asset Allocation	NYLIM VP Balanced (formerly NYLI VP Balanced) — Service Class) Adviser: New York Life Investments / Subadvisers: NYL Investors LLC (“NYL Investors”) and Wellington Management Company LLP (“Wellington”)	0.97%	11.16%	7.14%	7.04%
Investment Grade Bond	NYLIM VP Bond (formerly NYLI VP Bond) — Service Class Adviser: New York Life Investments / Subadviser: NYL Investors	0.80%	6.57%	(0.88)%	1.71%
Sector	NYLIM VP CBRE Global Infrastructure(formerly NYLI VP CBRE Global Infrastructure) — Service Class Adviser: New York Life Investments / Subadviser: CBRE Investment Management Listed Real Assets LLC	1.20%	15.31%	6.79%	2.39%
Asset Allocation	NYLIM VP Conservative Allocation (formerly NYLI VP Conservative Allocation) — Service Class Adviser: New York Life Investments	0.80%	9.29%	3.67%	5.14%
Type	Portfolio Adviser/Sub-adviser	Current Expenses*	Average Annual Total Returns (as of 12/31/25)
			1 year	5 year	10 year
Large Cap Equity	NYLIM VP Dimensional U.S. Equity (formerly NYLI VP Dimensional U.S. Equity) — Service Class Adviser: New York Life Investments / Subadviser: Dimensional Fund Advisors LP	0.79%	13.46%	12.11%	12.40%
Large Cap Equity	NYLIM VP Epoch U.S. Equity Yield (formerly NYLI VP Epoch U.S. Equity Yield) — Service Class Adviser: New York Life Investments / Subadviser: Epoch Investment Partners, Inc. (“Epoch”)	0.93%	13.96%	11.74%	9.69%
Asset Allocation	NYLIM VP Equity Allocation (formerly NYLI VP Equity Allocation) — Service Class Adviser: New York Life Investments	0.94%	13.69%	7.90%	9.07%
Sector	NYLIM VP Fidelity Institutional AM® Utilities (formerly NYLI VP Fidelity Institutional AM® Utilities) — Service Class Adviser: New York Life Investments / Subadviser: FIAM LLC (“FIAM”)	0.93%	13.50%	12.06%	10.69%
Non-Investment Grade Bond	NYLIM VP Floating Rate (formerly NYLI VP Floating Rate) — Service Class Adviser: New York Life Investments / Subadviser: NYL Investors	0.89%	4.86%	5.16%	4.74%
Asset Allocation	NYLIM VP Growth Allocation (formerly NYLI VP Growth Allocation) — Service Class Adviser: New York Life Investments	0.89%	12.24%	7.06%	8.05%
Alternatives	NYLIM VP Hedge Multi-Strategy (formerly NYLI VP Hedge Multi-Strategy) — Service Class Adviser: New York Life Investments	1.26%	7.78%	2.67%	1.81%
Asset Allocation	NYLIM VP Income Builder (formerly NYLI VP Income Builder) — Service Class Adviser: New York Life Investments / Subadvisers: Epoch and MacKay Shields LLC (“MacKay”)	0.88%	16.70%	6.29%	7.13%
Asset Allocation	NYLIM VP Janus Henderson Balanced (formerly NYLI VP Janus Henderson Balanced) — Service Class Adviser: New York Life Investments / Subadviser: Janus Henderson Investors US LLC (“Janus Henderson”)	0.83%	14.76%	8.30%	9.91%
Type	Portfolio Adviser/Sub-adviser	Current Expenses*	Average Annual Total Returns (as of 12/31/25)
			1 year	5 year	10 year
Non-Investment Grade Bond	NYLIM VP MacKay Convertible (formerly NYLI VP MacKay Convertible) — Service Class Adviser: New York Life Investments / Subadviser: MacKay	0.84%	16.11%	5.34%	10.10%
Non-Investment Grade Bond	NYLIM VP MacKay High Yield Corporate Bond (formerly NYLI VP MacKay High Yield Corporate Bond) — Service Class Adviser: New York Life Investments / Subadviser: MacKay	0.84%	6.60%	4.18%	5.87%
Non-Investment Grade Bond	NYLIM VP MacKay Strategic Bond (formerly NYLI VP MacKay Strategic Bond) — Service Class Adviser: New York Life Investments / Subadviser: MacKay	0.90%	8.60%	3.73%	4.14%
Investment Grade Bond	NYLIM VP MacKay U.S. Infrastructure Bond (formerly NYLI VP MacKay U.S. Infrastructure Bond) — Service Class Adviser: New York Life Investments / Subadviser: MacKay	0.82%	8.17%	(0.15)%	1.13%
Large Cap Equity	NYLIM VP MFS® Investors Trust (formerly NYLI VP MFS® Investors Trust) — Service Class Adviser: New York Life Investments / Subadviser: Massachusetts Financial Services Company (“MFS”)	1.00%	N/A	N/A	N/A
Large Cap Equity	NYLIM VP MFS® Research (formerly NYLI VP MFS® Research)— Service Class Adviser: New York Life Investments / Subadviser: MFS	1.01%	N/A	N/A	N/A
Asset Allocation	NYLIM VP Moderate Allocation (formerly NYLI VP Moderate Allocation) — Service Class Adviser: New York Life Investments	0.83%	11.02%	5.36%	6.61%
Sector	NYLIM VP Natural Resources (formerly NYLI VP Natural Resources) — Initial Class Adviser: New York Life Investments / Subadviser: Newton Investment Management North America, LLC ("NIMNA")	0.85%	15.20%	17.27%	10.88%
Type	Portfolio Adviser/Sub-adviser	Current Expenses*	Average Annual Total Returns (as of 12/31/25)
			1 year	5 year	10 year
Sector	NYLIM VP Newton Technology Growth (formerly NYLI VP Newton Technology Growth) — Service Class Adviser: New York Life Investments / Subadviser: NIMNA	1.03%	N/A	N/A	N/A
Investment Grade Bond	NYLIM VP PIMCO Real Return (formerly NYLI VP PIMCO Real Return) — Service Class Adviser: New York Life Investments / Subadviser: Pacific Investment Management Company LLC (“PIMCO”)	1.34%	7.89%	1.11%	3.03%
International/ Global Equity	NYLIM VP PineStone International Equity (formerly NYLI VP PineStone International Equity) — Service Class Adviser: New York Life Investments / Subadviser: PineStone Asset Management Inc.	1.11%	12.01%	(0.05)%	5.18%
Large Cap Equity	NYLIM VP S&P 500 Index (formerly NYLI VP S&P 500 Index) — Service Class Adviser: New York Life Investments	0.37%	17.43%	14.00%	14.34%
Small/Mid Cap Equity	NYLIM VP Schroders Mid Cap Opportunities (formerly NYLI VP Schroders Mid Cap Opportunities) — Service Class Adviser: New York Life Investments / Subadviser: Schroder Investment Management North America Inc.	1.08%	7.00%	4.79%	7.12%
Small/Mid Cap Equity	NYLIM VP Small Cap Growth (formerly NYLI VP Small Cap Growth) — Service Class Adviser: New York Life Investments / Subadvisers: Brown Advisory LLC and Segall Bryant & Hamill, LLC	1.11%	4.63%	1.38%	8.68%
Money Market	NYLIM VP U.S. Government Money Market (formerly NYLI VP U.S. Government Money Market) — Initial Class Adviser: New York Life Investments / Subadviser: NYL Investors	0.28%	4.05%	3.02%	1.89%
Small/Mid Cap Equity	NYLIM VP Wellington Small Cap (formerly NYLI VP Wellington Small Cap) — Service Class Adviser: New York Life Investments / Subadviser: Wellington	1.00%	9.26%	5.66%	7.15%
Type	Portfolio Adviser/Sub-adviser	Current Expenses*	Average Annual Total Returns (as of 12/31/25)
			1 year	5 year	10 year
Large Cap Equity	NYLIM VP Winslow Large Cap Growth (formerly NYLI VP Winslow Large Cap Growth) — Service Class Adviser: New York Life Investments / Subadviser: Winslow Capital Management, LLC	1.00%	14.07%	12.41%	15.85%
Large Cap Equity	AB VPS Relative Value Portfolio — Class B Adviser: AllianceBernstein L.P.	0.84%	10.20%	11.15%	10.30%
Asset Allocation	American Funds IS® Asset Allocation Fund — Class 4 Adviser: Capital Research and Management CompanySM (“CRMC”)	0.79%	15.59%	8.70%	9.50%
Investment Grade Bond	American Funds® IS The Bond Fund of America® — Class 4 Adviser: CRMC	0.72%	6.98%	(0.38)%	2.11%
Investment Grade Bond	American Funds® IS Capital World Bond Fund® — Class 4 Adviser: CRMC	0.98%	9.03%	(2.76)%	0.97%
Large Cap Equity	American Funds® IS Growth Fund — Class 4 Adviser: CRMC	0.83%	19.93%	13.09%	17.67%
Large Cap Equity	American Funds® IS Growth-Income Fund — Class 4 Adviser: CRMC	0.78%	17.77%	13.62%	13.63%
International/ Global Equity	American Funds® IS New World Fund® — Class 4 Adviser: CRMC	1.07%	27.92%	5.06%	8.98%
International/ Global Equity	American Funds® IS SMALLCAP World Fund® (formerly American Funds® IS Global Small Capitalization Fund) — Class 4 Adviser: CRMC	1.15%	14.33%	0.23%	6.96%
Investment Grade Bond	American Funds® IS U.S. Government Securities Fund® — Class 4 Adviser: CRMC	0.75%	7.54%	(0.49)%	1.45%
Large Cap Equity	American Funds® IS Washington Mutual Investors Fund — Class 4 Adviser: CRMC	0.75%	16.19%	13.60%	12.08%
Type	Portfolio Adviser/Sub-adviser	Current Expenses*	Average Annual Total Returns (as of 12/31/25)
			1 year	5 year	10 year
Asset Allocation	BlackRock® Global Allocation V.I. Fund — Class III Adviser: BlackRock Advisors, LLC (“BlackRock”) / Subadvisers: BlackRock (Singapore) Limited and BlackRock International Limited	1.01%	19.42%	5.51%	7.33%
Non-Investment Grade Bond	BlackRock® High Yield V.I. Fund — Class III Adviser: BlackRock / Subadviser: BlackRock International Limited	0.78%	9.09%	4.57%	6.07%
Large Cap Equity	BNY Mellon Sustainable U.S. Equity Portfolio — Service Shares Adviser: BNY Mellon Investment Adviser, Inc. / Subadviser: Newton Investment Management Limited	0.91%	15.67%	11.65%	13.27%
Sector	Columbia Variable Portfolio — Commodity Strategy Fund — Class 2++ Adviser: Columbia Management Investment Advisers, LLC (“Columbia”) / Subadviser: Threadneedle International Limited	1.00%	15.30%	12.44%	6.46%
Non-Investment Grade Bond	Columbia Variable Portfolio — Emerging Markets Bond Fund — Class 2 Adviser: Columbia	1.00%	12.65%	1.47%	4.03%
Investment Grade Bond	Columbia Variable Portfolio — Intermediate Bond Fund — Class 2 Adviser: Columbia	0.77%	8.84%	(0.68%)	2.52%
Small/Mid Cap Equity	Columbia Variable Portfolio — Small Cap Value Discovery Fund (formerly Columbia Variable Portfolio — Small Cap Value Fund) — Class 2 Adviser: Columbia	1.13%	14.66%	12.19%	11.20%
Small/Mid Cap Equity	Columbia Variable Portfolio — Small Company Growth Fund — Class 2 Adviser: Columbia	1.12%	21.69%	3.32%	14.89%
Alternatives	DWS Alternative Asset Allocation VIP — Class B Adviser: DWS Investment Management Americas Inc. / Subadviser: RREEF America LLC	1.31%	10.03%	4.88%	4.52%
Investment Grade Bond	Fidelity® VIP Bond Index Portfolio — Service Class 2 Adviser: Fidelity Management & Research Company LLC (“FMR”) / Subadvisers: Other investment advisers	0.39%	6.76%	(0.81)%	N/A
Type	Portfolio Adviser/Sub-adviser	Current Expenses*	Average Annual Total Returns (as of 12/31/25)
			1 year	5 year	10 year
Large Cap Equity	Fidelity® VIP ContrafundSM Portfolio — Service Class 2 Adviser: FMR / Subadvisers: Other investment advisers	0.79%	21.24%	15.08%	15.49%
International/ Global Equity	Fidelity® VIP Emerging Markets Portfolio — Service Class 2 Adviser: FMR / Subadvisers: Other investment advisers	1.12%	40.79%	5.62%	10.66%
Large Cap Equity	Fidelity® VIP Equity-Income PortfolioSM — Service Class 2 Adviser: FMR / Subadvisers: Other investment advisers	0.71%	18.75%	12.13%	11.32%
Small/Mid Cap Equity	Fidelity® VIP Extended Market Index Portfolio — Service Class 2 Adviser: FMR / Subadviser: Geode Capital Management, LLC (“Geode”)	0.37%	12.03%	7.75%	N/A
Asset Allocation	Fidelity® VIP FundsManager® 60% Portfolio — Service Class Adviser: FMR	0.63%	15.71%	6.67%	8.19%
Large Cap Equity	Fidelity® VIP Growth Opportunities Portfolio — Service Class 2 Adviser: FMR / Subadvisers: Other investment advisers	0.81%	21.73%	11.04%	19.64%
Sector	Fidelity® VIP Health Care Portfolio — Service Class 2 Adviser: FMR / Subadvisers: Other investment advisers	0.84%	14.10%	3.92%	N/A
International/ Global Equity	Fidelity® VIP International Capital Appreciation Portfolio — Service Class 2 Adviser: FMR / Subadvisers: FIL Investment Advisors	1.02%	18.36%	5.99%	9.53%
International/ Global Equity	Fidelity® VIP International Index Portfolio — Service Class 2 Adviser: FMR / Subadviser: Geode	0.41%	32.82%	7.76%	N/A
Investment Grade Bond	Fidelity® VIP Investment Grade Bond Portfolio — Service Class 2 Adviser: FMR / Subadvisers: Other investment advisers	0.62%	6.93%	(0.21)%	2.45%
Type	Portfolio Adviser/Sub-adviser	Current Expenses*	Average Annual Total Returns (as of 12/31/25)
			1 year	5 year	10 year
Small/Mid Cap Equity	Fidelity® VIP Mid Cap Portfolio — Service Class 2 Adviser: FMR / Subadvisers: Other investment advisers	0.80%	11.49%	9.83%	10.31%
Sector	Franklin Gold and Precious Metals VIP Fund — Class 2 Adviser: Franklin Advisers, Inc. (“Franklin Advisers”)	0.95%	N/A	N/A	N/A
Asset Allocation	Franklin Templeton Aggressive Model Portfolio — Class II Adviser: Franklin Templeton Fund Adviser, LLC (“FTFA”)/ Subadviser: Franklin Advisers	0.88%	17.04%	10.14%	N/A
Asset Allocation	Franklin Templeton Moderately Aggressive Model Portfolio — Class II Adviser: FTFA / Subadviser: Franklin Advisers	0.82%	15.01%	7.87%	N/A
Asset Allocation	Franklin Templeton Moderate Model Portfolio — Class II Adviser: FTFA / Subadviser: Franklin Advisers	0.82%	13.18%	6.49%	N/A
Asset Allocation	Franklin Templeton Moderately Conservative Model Portfolio — Class II Adviser: FTFA / Subadviser: Franklin Advisers	0.82%	11.51%	4.91%	N/A
Asset Allocation	Franklin Templeton Conservative Model Portfolio — Class II Adviser: FTFA / Subadviser: Franklin Advisers	0.85%	9.04%	2.65%	N/A
International/ Global Equity	Goldman Sachs VIT International Equity Insights Fund — Service Class Adviser: Goldman Sachs Asset Management, L.P.	1.05%	5.80%	5.19%	4.61%
International/ Global Equity	Invesco V.I. EQV International Equity Fund — Series II Shares Adviser: Invesco Advisers, Inc. (“Invesco”)	1.15%	16.23%	3.42%	5.95%
Small/Mid Cap Equity	Invesco V.I. Main Street Small Cap Fund® — Series II Shares Adviser: Invesco	1.09%	8.44%	8.07%	10.31%
Small/Mid Cap Equity	Janus Henderson Enterprise Portfolio — Service Shares Adviser: Janus Henderson	0.97%	7.41%	7.35%	12.51%
Type	Portfolio Adviser/Sub-adviser	Current Expenses*	Average Annual Total Returns (as of 12/31/25)
			1 year	5 year	10 year
International/ Global Equity	Janus Henderson Global Research Portfolio — Service Shares Adviser: Janus Henderson	1.07%	20.60%	12.23%	12.64%
Investment Grade Bond	Lord Abbett Series Fund, Inc. — Short Duration Income Portfolio — Class VC Adviser: Lord, Abbett & Co. LLC	0.72%	5.90%	2.25%	2.62%
Large Cap Equity	LVIP ClearBridge Appreciation Fund (formerly ClearBridge Variable Appreciation Portfolio) — Service Class Adviser: Lincoln Financial Investments Corporation / Subadviser: ClearBridge Investments, LLC	0.95%	14.19%	12.44%	13.05%
International Equity	MFS® International Intrinsic Equity Portfolio (formerly MFS® International Intrinsic Value Portfolio) — Service Class Adviser: MFS	1.14%	32.96%	7.02%	9.68%
Mid Cap Equity	MFS® Mid Cap Value Portfolio — Service Class Adviser: MFS	1.04%	5.75%	9.90%	9.69%
International/ Global Equity	MFS® Research International Portfolio — Service Class Adviser: MFS	1.15%	21.75%	5.25%	7.27%
Small/Mid Cap Equity	Neuberger Berman AMT Mid Cap Growth Portfolio — Class S Adviser: Neuberger Berman Investment Advisers LLC	1.11%	5.23%	4.27%	10.71%
Small/Mid Cap Equity	Nomura VIP Small Cap Value Series (formerly Macquarie VIP Small Cap Value Series) — Service Class Adviser: Delaware Management Company, a series of Nomura Investment Management Business Trust /	1.04%	7.83%	8.93%	8.84%
Investment Grade Bond	PIMCO VIT Income Portfolio — Advisor Class Adviser: PIMCO	1.02%	10.08%	3.31%	N/A
Investment Grade Bond	PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged) — Advisor Class Adviser: PIMCO	1.19%	3.85%	0.93%	2.78%
Type	Portfolio Adviser/Sub-adviser	Current Expenses*	Average Annual Total Returns (as of 12/31/25)
			1 year	5 year	10 year
Investment Grade Bond	PIMCO VIT Low Duration Portfolio — Advisor Class Adviser: PIMCO	0.76%	5.42%	1.47%	1.69%
Investment Grade Bond	PIMCO VIT Short-Term Portfolio — Advisor Class Adviser: PIMCO	0.75%	4.57%	3.14%	2.65%
Investment Grade Bond	PIMCO VIT Total Return Portfolio — Advisor Class Adviser: PIMCO	0.83%	8.78%	(0.08)%	2.26%
Sector	Principal VC Real Estate Securities Account — Class 2 Adviser: Principal Global Investors, LLC / Subadviser: Principal Real Estate Investors, LLC	1.03%	0.92%	4.61%	5.67%
International/ Global Equity	Putnam VT International Value Fund — Class IB Adviser: Putnam Investment Management, LLC / Subadvisers: Putnam Investments Limited and The Putnam Advisory Company, LLC	1.06%	34.68%	12.49%	8.86%
Large Cap Equity	Voya Growth and Income Portfolio — Class S Adviser: Voya Investments, LLC (“Voya”) / Subadviser: Voya Investment Management Co. LLC (“VIM”)	0.92%	17.94%	15.18%	14.33%
Investment Grade Bond	Voya Intermediate Bond Portfolio — Class S Adviser: Voya / Subadviser: VIM	0.80%	7.46%	(0.09)%	2.42%
Investment Grade Bond	Western Asset Core Plus VIT Portfolio — Class II++ Adviser: FTFA / Subadvisers: Western Asset Management Company, LLC; Western Asset Management Company Limited in London; Western Asset Management Company Pte. Ltd. in Singapore; and Western Asset Management Company Ltd. in Japan	0.79%	7.69%	(1.67)%	1.85%
+Closed for policyowners who were not invested in the Investment Division on November 23, 2020, and closed for other policyowners if all your Accumulation Value is removed from the Investment Division on or after November 23, 2020. *Current Expenses take into account expense reimbursement or fee waiver arrangements in place that are generally expected to continue through April 30, 2027 and may be terminated at any time thereafter at the option of the Fund. Annual expenses for the Portfolio for the year ended December 31, 2025 reflect temporary fee reductions under such an arrangement.++Closed for policyowners who were not invested in the Investment Division on May 1, 2026, and closed for other policyowners if all your Accumulation Value is removed from the Investment Division on or after May 1, 2026.
Variable Option [Line Items]
Prospectuses Available [Text Block]	The following is a list of Portfolios available under the policy, which is subject to change, as discussed in the prospectus. Depending on the optional benefits you choose, you may not be able to invest in certain Portfolios. You can find the prospectuses and other information about the Portfolios online at https://dfinview.com/NewYorkLife/TAHD/premier-fpseries. You can also request this information at no cost by calling the New York Life Annuities Service Center at 800-762-6212 or by sending an email request with your name and mailing address to PremierFPProspectus@newyorklife.com. The current expenses and performance information below reflects fees and expenses of the Portfolios but does not reflect the other fees and expenses that your policy may charge. Expenses would be higher and performance would be lower if these charges were included. Each Portfolio’s past performance is not necessarily an indication of future performance. If you purchased the Investment Preservation Rider, you may not be able to invest in certain Portfolios. Your available Allocation Options are listed in APPENDIX 1B.
Portfolio Companies [Table Text Block]
Type	Portfolio Adviser/Sub-adviser	Current Expenses*	Average Annual Total Returns (as of 12/31/25)
			1 year	5 year	10 year
Large Cap Equity	NYLIM VP American Century Large Cap Equity (formerly NYLI VP American Century Sustainable Equity) — Service Class Adviser: New York Life Investment Management LLC (“New York Life Investments”) / Subadviser: American Century Investment Management, Inc.	0.93%	11.06%	13.68%	11.58%
Asset Allocation	NYLIM VP Balanced (formerly NYLI VP Balanced) — Service Class) Adviser: New York Life Investments / Subadvisers: NYL Investors LLC (“NYL Investors”) and Wellington Management Company LLP (“Wellington”)	0.97%	11.16%	7.14%	7.04%
Investment Grade Bond	NYLIM VP Bond (formerly NYLI VP Bond) — Service Class Adviser: New York Life Investments / Subadviser: NYL Investors	0.80%	6.57%	(0.88)%	1.71%
Sector	NYLIM VP CBRE Global Infrastructure(formerly NYLI VP CBRE Global Infrastructure) — Service Class Adviser: New York Life Investments / Subadviser: CBRE Investment Management Listed Real Assets LLC	1.20%	15.31%	6.79%	2.39%
Asset Allocation	NYLIM VP Conservative Allocation (formerly NYLI VP Conservative Allocation) — Service Class Adviser: New York Life Investments	0.80%	9.29%	3.67%	5.14%
Type	Portfolio Adviser/Sub-adviser	Current Expenses*	Average Annual Total Returns (as of 12/31/25)
			1 year	5 year	10 year
Large Cap Equity	NYLIM VP Dimensional U.S. Equity (formerly NYLI VP Dimensional U.S. Equity) — Service Class Adviser: New York Life Investments / Subadviser: Dimensional Fund Advisors LP	0.79%	13.46%	12.11%	12.40%
Large Cap Equity	NYLIM VP Epoch U.S. Equity Yield (formerly NYLI VP Epoch U.S. Equity Yield) — Service Class Adviser: New York Life Investments / Subadviser: Epoch Investment Partners, Inc. (“Epoch”)	0.93%	13.96%	11.74%	9.69%
Asset Allocation	NYLIM VP Equity Allocation (formerly NYLI VP Equity Allocation) — Service Class Adviser: New York Life Investments	0.94%	13.69%	7.90%	9.07%
Sector	NYLIM VP Fidelity Institutional AM® Utilities (formerly NYLI VP Fidelity Institutional AM® Utilities) — Service Class Adviser: New York Life Investments / Subadviser: FIAM LLC (“FIAM”)	0.93%	13.50%	12.06%	10.69%
Non-Investment Grade Bond	NYLIM VP Floating Rate (formerly NYLI VP Floating Rate) — Service Class Adviser: New York Life Investments / Subadviser: NYL Investors	0.89%	4.86%	5.16%	4.74%
Asset Allocation	NYLIM VP Growth Allocation (formerly NYLI VP Growth Allocation) — Service Class Adviser: New York Life Investments	0.89%	12.24%	7.06%	8.05%
Alternatives	NYLIM VP Hedge Multi-Strategy (formerly NYLI VP Hedge Multi-Strategy) — Service Class Adviser: New York Life Investments	1.26%	7.78%	2.67%	1.81%
Asset Allocation	NYLIM VP Income Builder (formerly NYLI VP Income Builder) — Service Class Adviser: New York Life Investments / Subadvisers: Epoch and MacKay Shields LLC (“MacKay”)	0.88%	16.70%	6.29%	7.13%
Asset Allocation	NYLIM VP Janus Henderson Balanced (formerly NYLI VP Janus Henderson Balanced) — Service Class Adviser: New York Life Investments / Subadviser: Janus Henderson Investors US LLC (“Janus Henderson”)	0.83%	14.76%	8.30%	9.91%
Type	Portfolio Adviser/Sub-adviser	Current Expenses*	Average Annual Total Returns (as of 12/31/25)
			1 year	5 year	10 year
Non-Investment Grade Bond	NYLIM VP MacKay Convertible (formerly NYLI VP MacKay Convertible) — Service Class Adviser: New York Life Investments / Subadviser: MacKay	0.84%	16.11%	5.34%	10.10%
Non-Investment Grade Bond	NYLIM VP MacKay High Yield Corporate Bond (formerly NYLI VP MacKay High Yield Corporate Bond) — Service Class Adviser: New York Life Investments / Subadviser: MacKay	0.84%	6.60%	4.18%	5.87%
Non-Investment Grade Bond	NYLIM VP MacKay Strategic Bond (formerly NYLI VP MacKay Strategic Bond) — Service Class Adviser: New York Life Investments / Subadviser: MacKay	0.90%	8.60%	3.73%	4.14%
Investment Grade Bond	NYLIM VP MacKay U.S. Infrastructure Bond (formerly NYLI VP MacKay U.S. Infrastructure Bond) — Service Class Adviser: New York Life Investments / Subadviser: MacKay	0.82%	8.17%	(0.15)%	1.13%
Large Cap Equity	NYLIM VP MFS® Investors Trust (formerly NYLI VP MFS® Investors Trust) — Service Class Adviser: New York Life Investments / Subadviser: Massachusetts Financial Services Company (“MFS”)	1.00%	N/A	N/A	N/A
Large Cap Equity	NYLIM VP MFS® Research (formerly NYLI VP MFS® Research)— Service Class Adviser: New York Life Investments / Subadviser: MFS	1.01%	N/A	N/A	N/A
Asset Allocation	NYLIM VP Moderate Allocation (formerly NYLI VP Moderate Allocation) — Service Class Adviser: New York Life Investments	0.83%	11.02%	5.36%	6.61%
Sector	NYLIM VP Natural Resources (formerly NYLI VP Natural Resources) — Initial Class Adviser: New York Life Investments / Subadviser: Newton Investment Management North America, LLC ("NIMNA")	0.85%	15.20%	17.27%	10.88%
Type	Portfolio Adviser/Sub-adviser	Current Expenses*	Average Annual Total Returns (as of 12/31/25)
			1 year	5 year	10 year
Sector	NYLIM VP Newton Technology Growth (formerly NYLI VP Newton Technology Growth) — Service Class Adviser: New York Life Investments / Subadviser: NIMNA	1.03%	N/A	N/A	N/A
Investment Grade Bond	NYLIM VP PIMCO Real Return (formerly NYLI VP PIMCO Real Return) — Service Class Adviser: New York Life Investments / Subadviser: Pacific Investment Management Company LLC (“PIMCO”)	1.34%	7.89%	1.11%	3.03%
International/ Global Equity	NYLIM VP PineStone International Equity (formerly NYLI VP PineStone International Equity) — Service Class Adviser: New York Life Investments / Subadviser: PineStone Asset Management Inc.	1.11%	12.01%	(0.05)%	5.18%
Large Cap Equity	NYLIM VP S&P 500 Index (formerly NYLI VP S&P 500 Index) — Service Class Adviser: New York Life Investments	0.37%	17.43%	14.00%	14.34%
Small/Mid Cap Equity	NYLIM VP Schroders Mid Cap Opportunities (formerly NYLI VP Schroders Mid Cap Opportunities) — Service Class Adviser: New York Life Investments / Subadviser: Schroder Investment Management North America Inc.	1.08%	7.00%	4.79%	7.12%
Small/Mid Cap Equity	NYLIM VP Small Cap Growth (formerly NYLI VP Small Cap Growth) — Service Class Adviser: New York Life Investments / Subadvisers: Brown Advisory LLC and Segall Bryant & Hamill, LLC	1.11%	4.63%	1.38%	8.68%
Money Market	NYLIM VP U.S. Government Money Market (formerly NYLI VP U.S. Government Money Market) — Initial Class Adviser: New York Life Investments / Subadviser: NYL Investors	0.28%	4.05%	3.02%	1.89%
Small/Mid Cap Equity	NYLIM VP Wellington Small Cap (formerly NYLI VP Wellington Small Cap) — Service Class Adviser: New York Life Investments / Subadviser: Wellington	1.00%	9.26%	5.66%	7.15%
Type	Portfolio Adviser/Sub-adviser	Current Expenses*	Average Annual Total Returns (as of 12/31/25)
			1 year	5 year	10 year
Large Cap Equity	NYLIM VP Winslow Large Cap Growth (formerly NYLI VP Winslow Large Cap Growth) — Service Class Adviser: New York Life Investments / Subadviser: Winslow Capital Management, LLC	1.00%	14.07%	12.41%	15.85%
Large Cap Equity	AB VPS Relative Value Portfolio — Class B Adviser: AllianceBernstein L.P.	0.84%	10.20%	11.15%	10.30%
Asset Allocation	American Funds IS® Asset Allocation Fund — Class 4 Adviser: Capital Research and Management CompanySM (“CRMC”)	0.79%	15.59%	8.70%	9.50%
Investment Grade Bond	American Funds® IS The Bond Fund of America® — Class 4 Adviser: CRMC	0.72%	6.98%	(0.38)%	2.11%
Investment Grade Bond	American Funds® IS Capital World Bond Fund® — Class 4 Adviser: CRMC	0.98%	9.03%	(2.76)%	0.97%
Large Cap Equity	American Funds® IS Growth Fund — Class 4 Adviser: CRMC	0.83%	19.93%	13.09%	17.67%
Large Cap Equity	American Funds® IS Growth-Income Fund — Class 4 Adviser: CRMC	0.78%	17.77%	13.62%	13.63%
International/ Global Equity	American Funds® IS New World Fund® — Class 4 Adviser: CRMC	1.07%	27.92%	5.06%	8.98%
International/ Global Equity	American Funds® IS SMALLCAP World Fund® (formerly American Funds® IS Global Small Capitalization Fund) — Class 4 Adviser: CRMC	1.15%	14.33%	0.23%	6.96%
Investment Grade Bond	American Funds® IS U.S. Government Securities Fund® — Class 4 Adviser: CRMC	0.75%	7.54%	(0.49)%	1.45%
Large Cap Equity	American Funds® IS Washington Mutual Investors Fund — Class 4 Adviser: CRMC	0.75%	16.19%	13.60%	12.08%
Type	Portfolio Adviser/Sub-adviser	Current Expenses*	Average Annual Total Returns (as of 12/31/25)
			1 year	5 year	10 year
Asset Allocation	BlackRock® Global Allocation V.I. Fund — Class III Adviser: BlackRock Advisors, LLC (“BlackRock”) / Subadvisers: BlackRock (Singapore) Limited and BlackRock International Limited	1.01%	19.42%	5.51%	7.33%
Non-Investment Grade Bond	BlackRock® High Yield V.I. Fund — Class III Adviser: BlackRock / Subadviser: BlackRock International Limited	0.78%	9.09%	4.57%	6.07%
Large Cap Equity	BNY Mellon Sustainable U.S. Equity Portfolio — Service Shares Adviser: BNY Mellon Investment Adviser, Inc. / Subadviser: Newton Investment Management Limited	0.91%	15.67%	11.65%	13.27%
Sector	Columbia Variable Portfolio — Commodity Strategy Fund — Class 2++ Adviser: Columbia Management Investment Advisers, LLC (“Columbia”) / Subadviser: Threadneedle International Limited	1.00%	15.30%	12.44%	6.46%
Non-Investment Grade Bond	Columbia Variable Portfolio — Emerging Markets Bond Fund — Class 2 Adviser: Columbia	1.00%	12.65%	1.47%	4.03%
Investment Grade Bond	Columbia Variable Portfolio — Intermediate Bond Fund — Class 2 Adviser: Columbia	0.77%	8.84%	(0.68%)	2.52%
Small/Mid Cap Equity	Columbia Variable Portfolio — Small Cap Value Discovery Fund (formerly Columbia Variable Portfolio — Small Cap Value Fund) — Class 2 Adviser: Columbia	1.13%	14.66%	12.19%	11.20%
Small/Mid Cap Equity	Columbia Variable Portfolio — Small Company Growth Fund — Class 2 Adviser: Columbia	1.12%	21.69%	3.32%	14.89%
Alternatives	DWS Alternative Asset Allocation VIP — Class B Adviser: DWS Investment Management Americas Inc. / Subadviser: RREEF America LLC	1.31%	10.03%	4.88%	4.52%
Investment Grade Bond	Fidelity® VIP Bond Index Portfolio — Service Class 2 Adviser: Fidelity Management & Research Company LLC (“FMR”) / Subadvisers: Other investment advisers	0.39%	6.76%	(0.81)%	N/A
Type	Portfolio Adviser/Sub-adviser	Current Expenses*	Average Annual Total Returns (as of 12/31/25)
			1 year	5 year	10 year
Large Cap Equity	Fidelity® VIP ContrafundSM Portfolio — Service Class 2 Adviser: FMR / Subadvisers: Other investment advisers	0.79%	21.24%	15.08%	15.49%
International/ Global Equity	Fidelity® VIP Emerging Markets Portfolio — Service Class 2 Adviser: FMR / Subadvisers: Other investment advisers	1.12%	40.79%	5.62%	10.66%
Large Cap Equity	Fidelity® VIP Equity-Income PortfolioSM — Service Class 2 Adviser: FMR / Subadvisers: Other investment advisers	0.71%	18.75%	12.13%	11.32%
Small/Mid Cap Equity	Fidelity® VIP Extended Market Index Portfolio — Service Class 2 Adviser: FMR / Subadviser: Geode Capital Management, LLC (“Geode”)	0.37%	12.03%	7.75%	N/A
Asset Allocation	Fidelity® VIP FundsManager® 60% Portfolio — Service Class Adviser: FMR	0.63%	15.71%	6.67%	8.19%
Large Cap Equity	Fidelity® VIP Growth Opportunities Portfolio — Service Class 2 Adviser: FMR / Subadvisers: Other investment advisers	0.81%	21.73%	11.04%	19.64%
Sector	Fidelity® VIP Health Care Portfolio — Service Class 2 Adviser: FMR / Subadvisers: Other investment advisers	0.84%	14.10%	3.92%	N/A
International/ Global Equity	Fidelity® VIP International Capital Appreciation Portfolio — Service Class 2 Adviser: FMR / Subadvisers: FIL Investment Advisors	1.02%	18.36%	5.99%	9.53%
International/ Global Equity	Fidelity® VIP International Index Portfolio — Service Class 2 Adviser: FMR / Subadviser: Geode	0.41%	32.82%	7.76%	N/A
Investment Grade Bond	Fidelity® VIP Investment Grade Bond Portfolio — Service Class 2 Adviser: FMR / Subadvisers: Other investment advisers	0.62%	6.93%	(0.21)%	2.45%
Type	Portfolio Adviser/Sub-adviser	Current Expenses*	Average Annual Total Returns (as of 12/31/25)
			1 year	5 year	10 year
Small/Mid Cap Equity	Fidelity® VIP Mid Cap Portfolio — Service Class 2 Adviser: FMR / Subadvisers: Other investment advisers	0.80%	11.49%	9.83%	10.31%
Sector	Franklin Gold and Precious Metals VIP Fund — Class 2 Adviser: Franklin Advisers, Inc. (“Franklin Advisers”)	0.95%	N/A	N/A	N/A
Asset Allocation	Franklin Templeton Aggressive Model Portfolio — Class II Adviser: Franklin Templeton Fund Adviser, LLC (“FTFA”)/ Subadviser: Franklin Advisers	0.88%	17.04%	10.14%	N/A
Asset Allocation	Franklin Templeton Moderately Aggressive Model Portfolio — Class II Adviser: FTFA / Subadviser: Franklin Advisers	0.82%	15.01%	7.87%	N/A
Asset Allocation	Franklin Templeton Moderate Model Portfolio — Class II Adviser: FTFA / Subadviser: Franklin Advisers	0.82%	13.18%	6.49%	N/A
Asset Allocation	Franklin Templeton Moderately Conservative Model Portfolio — Class II Adviser: FTFA / Subadviser: Franklin Advisers	0.82%	11.51%	4.91%	N/A
Asset Allocation	Franklin Templeton Conservative Model Portfolio — Class II Adviser: FTFA / Subadviser: Franklin Advisers	0.85%	9.04%	2.65%	N/A
International/ Global Equity	Goldman Sachs VIT International Equity Insights Fund — Service Class Adviser: Goldman Sachs Asset Management, L.P.	1.05%	5.80%	5.19%	4.61%
International/ Global Equity	Invesco V.I. EQV International Equity Fund — Series II Shares Adviser: Invesco Advisers, Inc. (“Invesco”)	1.15%	16.23%	3.42%	5.95%
Small/Mid Cap Equity	Invesco V.I. Main Street Small Cap Fund® — Series II Shares Adviser: Invesco	1.09%	8.44%	8.07%	10.31%
Small/Mid Cap Equity	Janus Henderson Enterprise Portfolio — Service Shares Adviser: Janus Henderson	0.97%	7.41%	7.35%	12.51%
Type	Portfolio Adviser/Sub-adviser	Current Expenses*	Average Annual Total Returns (as of 12/31/25)
			1 year	5 year	10 year
International/ Global Equity	Janus Henderson Global Research Portfolio — Service Shares Adviser: Janus Henderson	1.07%	20.60%	12.23%	12.64%
Investment Grade Bond	Lord Abbett Series Fund, Inc. — Short Duration Income Portfolio — Class VC Adviser: Lord, Abbett & Co. LLC	0.72%	5.90%	2.25%	2.62%
Large Cap Equity	LVIP ClearBridge Appreciation Fund (formerly ClearBridge Variable Appreciation Portfolio) — Service Class Adviser: Lincoln Financial Investments Corporation / Subadviser: ClearBridge Investments, LLC	0.95%	14.19%	12.44%	13.05%
International Equity	MFS® International Intrinsic Equity Portfolio (formerly MFS® International Intrinsic Value Portfolio) — Service Class Adviser: MFS	1.14%	32.96%	7.02%	9.68%
Mid Cap Equity	MFS® Mid Cap Value Portfolio — Service Class Adviser: MFS	1.04%	5.75%	9.90%	9.69%
International/ Global Equity	MFS® Research International Portfolio — Service Class Adviser: MFS	1.15%	21.75%	5.25%	7.27%
Small/Mid Cap Equity	Neuberger Berman AMT Mid Cap Growth Portfolio — Class S Adviser: Neuberger Berman Investment Advisers LLC	1.11%	5.23%	4.27%	10.71%
Small/Mid Cap Equity	Nomura VIP Small Cap Value Series (formerly Macquarie VIP Small Cap Value Series) — Service Class Adviser: Delaware Management Company, a series of Nomura Investment Management Business Trust /	1.04%	7.83%	8.93%	8.84%
Investment Grade Bond	PIMCO VIT Income Portfolio — Advisor Class Adviser: PIMCO	1.02%	10.08%	3.31%	N/A
Investment Grade Bond	PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged) — Advisor Class Adviser: PIMCO	1.19%	3.85%	0.93%	2.78%
Type	Portfolio Adviser/Sub-adviser	Current Expenses*	Average Annual Total Returns (as of 12/31/25)
			1 year	5 year	10 year
Investment Grade Bond	PIMCO VIT Low Duration Portfolio — Advisor Class Adviser: PIMCO	0.76%	5.42%	1.47%	1.69%
Investment Grade Bond	PIMCO VIT Short-Term Portfolio — Advisor Class Adviser: PIMCO	0.75%	4.57%	3.14%	2.65%
Investment Grade Bond	PIMCO VIT Total Return Portfolio — Advisor Class Adviser: PIMCO	0.83%	8.78%	(0.08)%	2.26%
Sector	Principal VC Real Estate Securities Account — Class 2 Adviser: Principal Global Investors, LLC / Subadviser: Principal Real Estate Investors, LLC	1.03%	0.92%	4.61%	5.67%
International/ Global Equity	Putnam VT International Value Fund — Class IB Adviser: Putnam Investment Management, LLC / Subadvisers: Putnam Investments Limited and The Putnam Advisory Company, LLC	1.06%	34.68%	12.49%	8.86%
Large Cap Equity	Voya Growth and Income Portfolio — Class S Adviser: Voya Investments, LLC (“Voya”) / Subadviser: Voya Investment Management Co. LLC (“VIM”)	0.92%	17.94%	15.18%	14.33%
Investment Grade Bond	Voya Intermediate Bond Portfolio — Class S Adviser: Voya / Subadviser: VIM	0.80%	7.46%	(0.09)%	2.42%
Investment Grade Bond	Western Asset Core Plus VIT Portfolio — Class II++ Adviser: FTFA / Subadvisers: Western Asset Management Company, LLC; Western Asset Management Company Limited in London; Western Asset Management Company Pte. Ltd. in Singapore; and Western Asset Management Company Ltd. in Japan	0.79%	7.69%	(1.67)%	1.85%

Temporary Fee Reductions, Current Expenses [Text Block]	Current Expenses take into account expense reimbursement or fee waiver arrangements in place that are generally expected to continue through April 30, 2027 and may be terminated at any time thereafter at the option of the Fund. Annual expenses for the Portfolio for the year ended December 31, 2025 reflect temporary fee reductions under such an arrangement.
Fixed Option [Line Items]
Fixed Options Available Legend [Text Block]
The following is a list of fixed options currently available under the policy. We may change the features of the fixed options listed below and offer new fixed options. We will provide you with written notice before doing so.
Name	Term	Guaranteed Minimum Interest Rate
Fixed Account	N/A	0.05%
DCA Advantage Account	6 months	0.05%

Fixed Options Available [Table Text Block]
Name	Term	Guaranteed Minimum Interest Rate
Fixed Account	N/A	0.05%
DCA Advantage Account	6 months	0.05%

Investment Option Restrictions [Line Items]
Investment Options Not Always Available for All Benefits [Text Block]	Model Portfolios, Investment Divisions and Asset Allocation Models available with IPR (for policies issued on or after May 1, 2018)Option 1 – Franklin Templeton Model Portfolios
Moderately Aggressive		Moderate
100%	Franklin Templeton Moderately Aggressive Model Portfolio	100%	Franklin Templeton Moderate Model Portfolio
Moderately Conservative		Conservative (only available for 20-year holding period)
100%	Franklin Templeton Moderately Conservative Model Portfolio	100%	Franklin Templeton Conservative Model Portfolio
Option 2 – Choose Your Own Investment Divisions
Category A:
Minimum Allocation	30%
Maximum Allocation	100%

Subcategory I Funds (Minimum Allocation 10% - total among all the subcategory I Funds)
NYLIM VP Bond
NYLIM VP MacKay U.S. Infrastructure Bond
NYLIM VP PIMCO Real Return
NYLIM VP U.S. Government Money Market
American Funds® IS The Bond Fund of America®
American Funds® IS Capital World Bond Fund®
American Funds® IS U.S. Government Securities Fund®
Columbia Variable Portfolio — Intermediate Bond Fund
Fidelity® VIP Bond Index Portfolio
Fidelity® VIP Investment Grade Bond Portfolio

Lord Abbett Series Fund, Inc. — Short Duration Income Port
PIMCO VIT Income Portfolio
PIMCO VIT International Bond Port (U.S. Dollar-Hedged)
PIMCO VIT Low Duration Portfolio
PIMCO VIT Short-Term Portfolio
PIMCO VIT Total Return Portfolio
Voya Intermediate Bond Portfolio
Western Asset Core Plus VIT Portfolio

Subcategory II Funds
NYLIM VP Floating Rate NYLIM VP MacKay High Yield Corporate Bond NYLIM VP MacKay Strategic Bond		BlackRock® High Yield V.I. Fund Columbia Variable Portfolio — Emerging Markets Bond
Category B:
Minimum Allocation	0%
Maximum Allocation	70%
Category B Funds
NYLIM VP American Century Large Cap Equity
NYLIM VP Dimensional U.S. Equity
NYLIM VP Epoch U.S. Equity Yield
NYLIM VP Hedge Multi-Strategy
NYLIM VP MacKay Convertible
NYLIM VP MFS® Investors Trust
NYLIM VP MFS® Research
NYLIM VP S&P 500 Index
NYLIM VP Winslow Large Cap Growth
AB VPS Relative Value Portfolio

American Funds® IS Growth Fund
American Funds® IS Growth-Income Fund
American Funds® IS Washington Mutual Investors Fund
BNY Mellon Sustainable U.S. Equity Portfolio
DWS Alternative Asset Allocation VIP
Fidelity® VIP ContrafundSM Portfolio
Fidelity® VIP Equity-Income PortfolioSM
Fidelity® VIP Growth Opportunities Portfolio
LVIP ClearBridge Appreciation Fund
Voya Growth and Income Portfolio

Category C:
Minimum Allocation	0%
Maximum Allocation	25%

Subcategory I Funds (Maximum Allocation 15% - total among all the subcategory I Funds)
NYLIM VP Schroders Mid Cap Opportunities
NYLIM VP Small Cap Growth
NYLIM VP Wellington Small Cap
Columbia Variable Portfolio — Small Cap Value Discovery
Columbia Variable Portfolio — Small Company Growth
Fidelity® VIP Extended Market Index Portfolio

Fidelity® VIP Mid Cap Portfolio
Invesco V.I. Main Street Small Cap Fund®
Janus Henderson Enterprise Portfolio
MFS® Mid Cap Value Portfolio
Neuberger Berman AMT Mid Cap Growth Portfolio
Nomura VIP Small Cap Value Series

Subcategory II Funds (Maximum Allocation 15% - total among all the subcategory II Funds)
NYLIM VP PineStone International Equity
American Funds® IS New World Fund®
American Funds® IS SMALLCAP World Fund®
Fidelity® VIP Emerging Markets Portfolio
Fidelity® VIP International Capital Appreciation Portfolio
Fidelity® VIP International Index Portfolio

Goldman Sachs VIT International Equity Insights Fund
Invesco V.I. EQV International Equity Fund
Janus Henderson Global Research Portfolio
MFS® International Intrinsic Equity Portfolio
MFS® Research International Portfolio
Putnam VT International Value Fund

Subcategory III Funds (Maximum Allocation 10% - total among all the subcategory III Funds)
NYLIM VP CBRE Global Infrastructure NYLIM VP Fidelity Institutional AM® Utilities NYLIM VP Natural Resources NYLIM VP Newton Technology Growth		Columbia Variable Portfolio — Commodity Strategy Fidelity® VIP Health Care Portfolio Franklin Gold and Precious Metals VIP Fund Principal VC Real Estate Securities Account
Option 3 – Asset Allocation Funds:
Category D:
Minimum Allocation	100%
Category D Asset Allocation Funds
NYLIM VP Balanced
NYLIM VP Conservative Allocation
NYLIM VP Income Builder
NYLIM VP Janus Henderson Balanced
NYLIM VP Moderate Allocation
American Funds® IS Asset Allocation Fund
BlackRock® Global Allocation V.I. Fund
Fidelity® VIP FundsManager® 60% Portfolio
Franklin Templeton Moderately Aggressive Model Portfolio
Franklin Templeton Moderate Model Portfolio
Franklin Templeton Moderately Conservative Model Portfolio
Franklin Templeton Conservative Model Portfolio

Option 4 – Asset Allocation Models (subject to availability)
Moderately Aggressive		Moderate
10%	NYLIM VP S&P 500 Index	10%	NYLIM VP S&P 500 Index
10%	DWS Alternative Asset Allocation VIP	10%	DWS Alternative Asset Allocation VIP
7%	PIMCO VIT Total Return Portfolio	8%	NYLIM VP Bond
7%	NYLIM VP MacKay High Yield Corporate Bond	7%	PIMCO VIT Total Return Portfolio
7%	American Funds® IS Washington Mutual Investors Fund	7%	Fidelity® VIP Bond Index Portfolio
7%	NYLIM VP Schroders Mid Cap Opportunities	7%	NYLIM VP MacKay High Yield Corporate Bond
Moderately Aggressive		Moderate
6%	NYLIM VP Bond	6%	NYLIM VP MacKay U.S. Infrastructure Bond
6%	NYLIM VP MFS® Investors Trust	5%	NYLIM VP PIMCO Real Return
5%	NYLIM VP PIMCO Real Return	5%	Columbia Variable Portfolio — Emerging Markets Bond
5%	Columbia Variable Portfolio — Emerging Markets Bond	5%	NYLIM VP MFS® Investors Trust
5%	NYLIM VP MFS® Research	5%	NYLIM VP MFS® Research
5%	Fidelity® VIP Equity-Income PortfolioSM	5%	Fidelity® VIP Equity-Income PortfolioSM
5%	LVIP ClearBridge Appreciation Fund	5%	American Funds® IS Washington Mutual Investors Fund
5%	NYLIM VP PineStone International Equity	5%	NYLIM VP Schroders Mid Cap Opportunities
5%	American Funds® IS New World Fund®	5%	American Funds® IS New World Fund®
5%	MFS® International Intrinsic Equity Portfolio	5%	MFS® International Intrinsic Equity Portfolio
Moderately Conservative		Conservative
10%	NYLIM VP Bond	14%	PIMCO VIT International Bond Port (U.S. Dollar-Hedged)
10%	PIMCO VIT Total Return Portfolio	12%	NYLIM VP Bond
10%	DWS Alternative Asset Allocation VIP	11%	PIMCO VIT Total Return Portfolio
9%	Fidelity® VIP Bond Index Portfolio	10%	NYLIM VP MacKay U.S. Infrastructure Bond
8%	NYLIM VP MacKay U.S. Infrastructure Bond	10%	Fidelity® VIP Bond Index Portfolio
7%	NYLIM VP MacKay High Yield Corporate Bond	10%	DWS Alternative Asset Allocation VIP
6%	NYLIM VP PIMCO Real Return	7%	NYLIM VP PIMCO Real Return
5%	PIMCO VIT International Bond Port (U.S. Dollar-Hedged)	7%	NYLIM VP MacKay High Yield Corporate Bond
5%	Columbia Variable Portfolio — Emerging Markets Bond	5%	Columbia Variable Portfolio — Emerging Markets Bond
5%	NYLIM VP S&P 500 Index	4%	BlackRock® High Yield V.I. Fund
5%	NYLIM VP MFS® Investors Trust	4%	American Funds® IS Washington Mutual Investors Fund
5%	NYLIM VP MFS® Research	3%	NYLIM VP MFS® Research
5%	Fidelity® VIP Equity-Income PortfolioSM	3%	NYLIM VP Schroders Mid Cap Opportunities
5%	American Funds® IS Washington Mutual Investors Fund
5%	NYLIM VP Schroders Mid Cap Opportunities
Model Portfolios, Investment Divisions and Asset Allocation Models available with IPR (for policies issued before May 1, 2018)Option 1 – Choose Your Own Investment Divisions
Asset Allocation Categories:
Category A:
Minimum Allocation	30%
Maximum Allocation	100%
Category A Funds
NYLIM VP Bond		Fidelity® VIP Bond Index Portfolio
NYLIM VP Floating Rate		Fidelity® VIP Investment Grade Bond Portfolio
NYLIM VP MacKay High Yield Corporate Bond		Lord Abbett Series Fund, Inc. – Short Duration Income Port
NYLIM VP MacKay Strategic Bond		PIMCO VIT Income Portfolio
NYLIM VP MacKay U.S. Infrastructure Bond		PIMCO VIT International Bond Port (U.S. Dollar-Hedged)
NYLIM VP U.S. Government Money Market		PIMCO VIT Low Duration Portfolio
American Funds® IS The Bond Fund of America®		PIMCO VIT Short-Term Portfolio
American Funds® IS Capital World Bond Fund®		PIMCO VIT Total Return Portfolio
American Funds® IS U.S. Government Securities Fund®		Voya Intermediate Bond Portfolio
BlackRock® High Yield V.I. Fund		Western Asset Core Plus VIT Portfolio
Columbia Variable Portfolio — Emerging Markets Bond
Columbia Variable Portfolio — Intermediate Bond Fund
Category B:
Minimum Allocation	0%
Maximum Allocation	70%
Category B Funds
NYLIM VP American Century Large Cap Equity		AB VPS Relative Value Portfolio
NYLIM VP Balanced		American Funds® IS Asset Allocation Fund
NYLIM VP Conservative Allocation		American Funds® IS Growth Fund
NYLIM VP Dimensional U.S. Equity		American Funds® IS Growth-Income Fund
NYLIM VP Epoch U.S. Equity Yield		American Funds® IS Washington Mutual Investors Fund
NYLIM VP Equity Allocation		BlackRock® Global Allocation V.I. Fund
NYLIM VP Fidelity Institutional AM® Utilities		BNY Mellon Sustainable U.S. Equity Portfolio
NYLIM VP Growth Allocation		DWS Alternative Asset Allocation VIP
NYLIM VP Hedge Multi-Strategy		Fidelity® VIP ContrafundSM Portfolio
NYLIM VP Income Builder		Fidelity® VIP FundsManager® 60% Portfolio
NYLIM VP Janus Henderson Balanced		Fidelity® VIP Growth Opportunities Portfolio
NYLIM VP MacKay Convertible		Franklin Templeton Moderately Aggressive Model Portfolio
NYLIM VP MFS® Investors Trust		Franklin Templeton Moderate Model Portfolio
NYLIM VP MFS® Research		Franklin Templeton Moderately Conservative Model Portfolio
NYLIM VP Moderate Allocation		Franklin Templeton Conservative Model Portfolio
NYLIM VP S&P 500 Index		LVIP ClearBridge Appreciation Fund
NYLIM VP Winslow Large Cap Growth		Voya Growth and Income Portfolio

Category C:
Minimum Allocation	0%
Maximum Allocation	10%
Category C Funds
NYLIM VP CBRE Global Infrastructure
NYLIM VP Natural Resources
NYLIM VP Newton Technology Growth
NYLIM VP PineStone International Equity
NYLIM VP Schroders Mid Cap Opportunities
NYLIM VP Small Cap Growth
NYLIM VP Wellington Small Cap
American Funds® IS New World Fund®
American Funds® IS SMALLCAP World Fund®
Columbia Variable Portfolio — Commodity Strategy
Columbia Variable Portfolio — Small Cap Value Discovery
Columbia Variable Portfolio — Small Company Growth
Fidelity® VIP Emerging Markets Portfolio
Fidelity® VIP Equity-Income PortfolioSM
Fidelity® VIP Extended Market Index Portfolio
Fidelity® VIP Health Care Portfolio

Fidelity® VIP International Capital Appreciation Portfolio
Fidelity® VIP International Index Portfolio
Fidelity® VIP Mid Cap Portfolio
Franklin Gold and Precious Metals VIP Fund
Goldman Sachs VIT International Equity Insights Fund
Invesco V.I. EQV International Equity Fund
Invesco V.I. Main Street Small Cap Fund®
Janus Henderson Enterprise Portfolio
Janus Henderson Global Research Portfolio
MFS® International Intrinsic Equity Portfolio
MFS® Mid Cap Value Portfolio
MFS® Research International Portfolio
Neuberger Berman AMT Mid Cap Growth Portfolio
Nomura VIP Small Cap Value Series
Principal VC Real Estate Securities
Putnam VT International Value

Option 2 – Franklin Templeton Model Portfolios
Moderately Aggressive		Moderate
100%	Franklin Templeton Moderately Aggressive Model Portfolio	100%	Franklin Templeton Moderate Model Portfolio
Moderately Conservative		Conservative (only available for 20-year holding period)
100%	Franklin Templeton Moderately Conservative Model Portfolio	100%	Franklin Templeton Conservative Model Portfolio
Option 3 - Asset Allocation Models (subject to availability)
Moderately Aggressive		Moderate
10%	NYLIM VP S&P 500 Index	10%	NYLIM VP S&P 500 Index
10%	DWS Alternative Asset Allocation VIP	10%	DWS Alternative Asset Allocation VIP
7%	PIMCO VIT Total Return Portfolio	8%	NYLIM VP Bond
7%	NYLIM VP MacKay High Yield Corporate Bond	7%	PIMCO VIT Total Return Portfolio
7%	American Funds® IS Washington Mutual Investors Fund	7%	Fidelity® VIP Bond Index Portfolio
7%	NYLIM VP Schroders Mid Cap Opportunities	7%	NYLIM VP MacKay High Yield Corporate Bond
6%	NYLIM VP Bond	6%	NYLIM VP MacKay U.S. Infrastructure Bond
6%	NYLIM VP MFS® Investors Trust	5%	NYLIM VP PIMCO Real Return
5%	NYLIM VP PIMCO Real Return	5%	Columbia Variable Portfolio — Emerging Markets Bond
5%	Columbia Variable Portfolio — Emerging Markets Bond	5%	NYLIM VP MFS® Investors Trust
5%	NYLIM VP MFS® Research	5%	NYLIM VP MFS® Research
5%	Fidelity® VIP Equity-Income PortfolioSM	5%	Fidelity® VIP Equity-Income PortfolioSM
5%	LVIP ClearBridge Appreciation Fund	5%	American Funds® IS Washington Mutual Investors Fund
5%	NYLIM VP PineStone International Equity	5%	NYLIM VP Schroders Mid Cap Opportunities
5%	American Funds® IS New World Fund®	5%	American Funds® IS New World Fund®
5%	MFS® International Intrinsic Equity Portfolio	5%	MFS® International Intrinsic Equity Portfolio
Moderately Conservative		Conservative
10%	NYLIM VP Bond	14%	PIMCO VIT International Bond Port (U.S. Dollar-Hedged)
10%	PIMCO VIT Total Return Portfolio	12%	NYLIM VP Bond
10%	DWS Alternative Asset Allocation VIP	11%	PIMCO VIT Total Return Portfolio
9%	Fidelity® VIP Bond Index Portfolio	10%	NYLIM VP MacKay U.S. Infrastructure Bond
8%	NYLIM VP MacKay U.S. Infrastructure Bond	10%	Fidelity® VIP Bond Index Portfolio
7%	NYLIM VP MacKay High Yield Corporate Bond	10%	DWS Alternative Asset Allocation VIP
6%	NYLIM VP PIMCO Real Return	7%	NYLIM VP PIMCO Real Return
5%	PIMCO VIT International Bond Port (U.S. Dollar-Hedged)	7%	NYLIM VP MacKay High Yield Corporate Bond
5%	Columbia Variable Portfolio — Emerging Markets Bond	5%	Columbia Variable Portfolio — Emerging Markets Bond
5%	NYLIM VP S&P 500 Index	4%	BlackRock® High Yield V.I. Fund
5%	NYLIM VP MFS® Investors Trust	4%	American Funds® IS Washington Mutual Investors Fund
5%	NYLIM VP MFS® Research	3%	NYLIM VP MFS® Research
5%	Fidelity® VIP Equity-Income PortfolioSM	3%	NYLIM VP Schroders Mid Cap Opportunities
5%	American Funds® IS Washington Mutual Investors Fund
5%	NYLIM VP Schroders Mid Cap Opportunities

New York Life Premier Variable Annuity - FP Series | NYLIM VP American Century Large Cap Equity Portfolio - Service Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Large Cap Equity
Portfolio Company Name [Text Block]	NYLIM VP American Century Large Cap Equity (formerly NYLI VP American Century Sustainable Equity) — Service Class
Portfolio Company Adviser [Text Block]	New York Life InvestmentManagement LLC (“New York Life Investments”)
Portfolio Company Subadviser [Text Block]	American Century Investment Management, Inc.
Current Expenses [Percent]	0.93%
Average Annual Total Returns, 1 Year [Percent]	11.06%
Average Annual Total Returns, 5 Years [Percent]	13.68%
Average Annual Total Returns, 10 Years [Percent]	11.58%
New York Life Premier Variable Annuity - FP Series | NYLIM VP Balanced Portfolio - Service Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	NYLIM VP Balanced (formerly NYLI VP Balanced) — Service Class)
Portfolio Company Adviser [Text Block]	New York Life Investments
Portfolio Company Subadviser [Text Block]	NYL Investors LLC (“NYL Investors”) and Wellington Management Company LLP (“Wellington”)
Current Expenses [Percent]	0.97%
Average Annual Total Returns, 1 Year [Percent]	11.16%
Average Annual Total Returns, 5 Years [Percent]	7.14%
Average Annual Total Returns, 10 Years [Percent]	7.04%
New York Life Premier Variable Annuity - FP Series | NYLIM VP Bond Portfolio - Service Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	InvestmentGrade Bond
Portfolio Company Name [Text Block]	NYLIM VP Bond (formerly NYLI VP Bond) — Service Class
Portfolio Company Adviser [Text Block]	New York Life Investments
Portfolio Company Subadviser [Text Block]	NYL Investors
Current Expenses [Percent]	0.80%
Average Annual Total Returns, 1 Year [Percent]	6.57%
Average Annual Total Returns, 5 Years [Percent]	(0.88%)
Average Annual Total Returns, 10 Years [Percent]	1.71%
New York Life Premier Variable Annuity - FP Series | NYLIM VP CBRE Global Infrastructure Portfolio - Service Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Sector
Portfolio Company Name [Text Block]	NYLIM VP CBRE Global Infrastructure(formerly NYLI VP CBRE Global Infrastructure) — Service Class
Portfolio Company Adviser [Text Block]	New York Life Investments
Portfolio Company Subadviser [Text Block]	CBRE Investment Management Listed Real Assets LLC
Current Expenses [Percent]	1.20%
Average Annual Total Returns, 1 Year [Percent]	15.31%
Average Annual Total Returns, 5 Years [Percent]	6.79%
Average Annual Total Returns, 10 Years [Percent]	2.39%
New York Life Premier Variable Annuity - FP Series | NYLIM VP Conservative Allocation Portfolio - Service Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	NYLIM VP Conservative Allocation (formerly NYLI VP Conservative Allocation) — Service Class
Portfolio Company Adviser [Text Block]	New York Life Investments
Current Expenses [Percent]	0.80%
Average Annual Total Returns, 1 Year [Percent]	9.29%
Average Annual Total Returns, 5 Years [Percent]	3.67%
Average Annual Total Returns, 10 Years [Percent]	5.14%
New York Life Premier Variable Annuity - FP Series | NYLIM VP Dimensional U.S. Equity Portfolio - Service Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Large Cap Equity
Portfolio Company Name [Text Block]	NYLIM VP Dimensional U.S. Equity (formerly NYLI VP Dimensional U.S. Equity) — Service Class
Portfolio Company Adviser [Text Block]	New York Life Investments
Portfolio Company Subadviser [Text Block]	Dimensional Fund Advisors LP
Current Expenses [Percent]	0.79%
Average Annual Total Returns, 1 Year [Percent]	13.46%
Average Annual Total Returns, 5 Years [Percent]	12.11%
Average Annual Total Returns, 10 Years [Percent]	12.40%
New York Life Premier Variable Annuity - FP Series | NYLIM VP Epoch U.S. Equity Yield Portfolio - Service Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Large Cap Equity
Portfolio Company Name [Text Block]	NYLIM VP Epoch U.S. Equity Yield (formerly NYLI VP Epoch U.S. Equity Yield) — Service Class
Portfolio Company Adviser [Text Block]	New York Life Investments
Portfolio Company Subadviser [Text Block]	Epoch Investment Partners, Inc. (“Epoch”)
Current Expenses [Percent]	0.93%
Average Annual Total Returns, 1 Year [Percent]	13.96%
Average Annual Total Returns, 5 Years [Percent]	11.74%
Average Annual Total Returns, 10 Years [Percent]	9.69%
New York Life Premier Variable Annuity - FP Series | NYLIM VP Equity Allocation Portfolio - Service Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	NYLIM VP Equity Allocation (formerly NYLI VP Equity Allocation) — Service Class
Portfolio Company Adviser [Text Block]	New York Life Investments
Current Expenses [Percent]	0.94%
Average Annual Total Returns, 1 Year [Percent]	13.69%
Average Annual Total Returns, 5 Years [Percent]	7.90%
Average Annual Total Returns, 10 Years [Percent]	9.07%
New York Life Premier Variable Annuity - FP Series | NYLIM VP Fidelity Institutional AM Utilities Portfolio - Service Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Sector
Portfolio Company Name [Text Block]	NYLIM VP Fidelity Institutional AM® Utilities (formerly NYLI VP Fidelity Institutional AM® Utilities) — Service Class
Portfolio Company Adviser [Text Block]	New York Life Investments
Portfolio Company Subadviser [Text Block]	FIAM LLC (“FIAM”)
Current Expenses [Percent]	0.93%
Average Annual Total Returns, 1 Year [Percent]	13.50%
Average Annual Total Returns, 5 Years [Percent]	12.06%
Average Annual Total Returns, 10 Years [Percent]	10.69%
New York Life Premier Variable Annuity - FP Series | NYLIM VP Floating Rate Portfolio - Service Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Non-InvestmentGrade Bond
Portfolio Company Name [Text Block]	NYLIM VP Floating Rate (formerly NYLI VP Floating Rate) — Service Class
Portfolio Company Adviser [Text Block]	New York Life Investments
Portfolio Company Subadviser [Text Block]	NYL Investors
Current Expenses [Percent]	0.89%
Average Annual Total Returns, 1 Year [Percent]	4.86%
Average Annual Total Returns, 5 Years [Percent]	5.16%
Average Annual Total Returns, 10 Years [Percent]	4.74%
New York Life Premier Variable Annuity - FP Series | NYLIM VP Growth Allocation Portfolio - Service Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	NYLIM VP Growth Allocation (formerly NYLI VP Growth Allocation) — Service Class
Portfolio Company Adviser [Text Block]	New York Life Investments
Current Expenses [Percent]	0.89%
Average Annual Total Returns, 1 Year [Percent]	12.24%
Average Annual Total Returns, 5 Years [Percent]	7.06%
Average Annual Total Returns, 10 Years [Percent]	8.05%
New York Life Premier Variable Annuity - FP Series | NYLIM VP Hedge Multi-Strategy Portfolio - Service Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Alternatives
Portfolio Company Name [Text Block]	NYLIM VP Hedge Multi-Strategy (formerly NYLI VP Hedge Multi-Strategy) — Service Class
Portfolio Company Adviser [Text Block]	New York Life Investments
Current Expenses [Percent]	1.26%
Average Annual Total Returns, 1 Year [Percent]	7.78%
Average Annual Total Returns, 5 Years [Percent]	2.67%
Average Annual Total Returns, 10 Years [Percent]	1.81%
New York Life Premier Variable Annuity - FP Series | NYLIM VP Income Builder Portfolio - Service Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	NYLIM VP Income Builder (formerly NYLI VP Income Builder) — Service Class
Portfolio Company Adviser [Text Block]	New York Life Investments
Portfolio Company Subadviser [Text Block]	Epoch and MacKay Shields LLC (“MacKay”)
Current Expenses [Percent]	0.88%
Average Annual Total Returns, 1 Year [Percent]	16.70%
Average Annual Total Returns, 5 Years [Percent]	6.29%
Average Annual Total Returns, 10 Years [Percent]	7.13%
New York Life Premier Variable Annuity - FP Series | NYLIM VP Janus Henderson Balanced Portfolio - Service Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	NYLIM VP Janus Henderson Balanced (formerly NYLI VP Janus Henderson Balanced) — Service Class
Portfolio Company Adviser [Text Block]	New York Life Investments
Portfolio Company Subadviser [Text Block]	Janus Henderson Investors US LLC (“Janus Henderson”)
Current Expenses [Percent]	0.83%
Average Annual Total Returns, 1 Year [Percent]	14.76%
Average Annual Total Returns, 5 Years [Percent]	8.30%
Average Annual Total Returns, 10 Years [Percent]	9.91%
New York Life Premier Variable Annuity - FP Series | NYLIM VP MacKay Convertible Portfolio - Service Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Non-InvestmentGrade Bond
Portfolio Company Name [Text Block]	NYLIM VP MacKay Convertible (formerly NYLI VP MacKay Convertible) — Service Class
Portfolio Company Adviser [Text Block]	New York Life Investments
Portfolio Company Subadviser [Text Block]	MacKay
Current Expenses [Percent]	0.84%
Average Annual Total Returns, 1 Year [Percent]	16.11%
Average Annual Total Returns, 5 Years [Percent]	5.34%
Average Annual Total Returns, 10 Years [Percent]	10.10%
New York Life Premier Variable Annuity - FP Series | NYLIM VP MacKay High Yield Corporate Bond Portfolio - Service Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Non-InvestmentGrade Bond
Portfolio Company Name [Text Block]	NYLIM VP MacKay High Yield Corporate Bond (formerly NYLI VP MacKay High Yield Corporate Bond) — Service Class
Portfolio Company Adviser [Text Block]	New York Life Investments
Portfolio Company Subadviser [Text Block]	MacKay
Current Expenses [Percent]	0.84%
Average Annual Total Returns, 1 Year [Percent]	6.60%
Average Annual Total Returns, 5 Years [Percent]	4.18%
Average Annual Total Returns, 10 Years [Percent]	5.87%
New York Life Premier Variable Annuity - FP Series | NYLIM VP MacKay Strategic Bond Portfolio - Service Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Non-InvestmentGrade Bond
Portfolio Company Name [Text Block]	NYLIM VP MacKay Strategic Bond (formerly NYLI VP MacKay Strategic Bond) — Service Class
Portfolio Company Adviser [Text Block]	New York Life Investments
Portfolio Company Subadviser [Text Block]	MacKay
Current Expenses [Percent]	0.90%
Average Annual Total Returns, 1 Year [Percent]	8.60%
Average Annual Total Returns, 5 Years [Percent]	3.73%
Average Annual Total Returns, 10 Years [Percent]	4.14%
New York Life Premier Variable Annuity - FP Series | NYLIM VP MacKay U.S. Infrastructure Bond Portfolio - Service Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	InvestmentGrade Bond
Portfolio Company Name [Text Block]	NYLIM VP MacKay U.S. Infrastructure Bond (formerly NYLI VP MacKay U.S. Infrastructure Bond) — Service Class
Portfolio Company Adviser [Text Block]	New York Life Investments
Portfolio Company Subadviser [Text Block]	MacKay
Current Expenses [Percent]	0.82%
Average Annual Total Returns, 1 Year [Percent]	8.17%
Average Annual Total Returns, 5 Years [Percent]	(0.15%)
Average Annual Total Returns, 10 Years [Percent]	1.13%
New York Life Premier Variable Annuity - FP Series | NYLIM VP MFS® Investors Trust Portfolio - Service Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Large Cap Equity
Portfolio Company Name [Text Block]	NYLIM VP MFS® Investors Trust (formerly NYLI VP MFS® Investors Trust) — Service Class
Portfolio Company Adviser [Text Block]	New York Life Investments
Portfolio Company Subadviser [Text Block]	Massachusetts Financial Services Company (“MFS”)
Current Expenses [Percent]	1.00%
New York Life Premier Variable Annuity - FP Series | NYLIM VP MFS® Research Portfolio - Service Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Large Cap Equity
Portfolio Company Name [Text Block]	NYLIM VP MFS® Research (formerly NYLI VP MFS® Research)— Service Class
Portfolio Company Adviser [Text Block]	New York Life Investments
Portfolio Company Subadviser [Text Block]	MFS
Current Expenses [Percent]	1.01%
New York Life Premier Variable Annuity - FP Series | NYLIM VP Moderate Allocation Portfolio - Service Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	NYLIM VP Moderate Allocation (formerly NYLI VP Moderate Allocation) — Service Class
Portfolio Company Adviser [Text Block]	New York Life Investments
Current Expenses [Percent]	0.83%
Average Annual Total Returns, 1 Year [Percent]	11.02%
Average Annual Total Returns, 5 Years [Percent]	5.36%
Average Annual Total Returns, 10 Years [Percent]	6.61%
New York Life Premier Variable Annuity - FP Series | NYLIM VP Natural Resources Portfolio - Initial Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Sector
Portfolio Company Name [Text Block]	NYLIM VP Natural Resources (formerly NYLI VP Natural Resources) — Initial Class
Portfolio Company Adviser [Text Block]	New York Life Investments
Portfolio Company Subadviser [Text Block]	Newton Investment Management North America, LLC ("NIMNA")
Current Expenses [Percent]	0.85%
Average Annual Total Returns, 1 Year [Percent]	15.20%
Average Annual Total Returns, 5 Years [Percent]	17.27%
Average Annual Total Returns, 10 Years [Percent]	10.88%
New York Life Premier Variable Annuity - FP Series | NYLIM VP Newton Technology Growth Portfolio - Service Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Sector
Portfolio Company Name [Text Block]	NYLIM VP Newton Technology Growth (formerly NYLI VP Newton Technology Growth) — Service Class
Portfolio Company Adviser [Text Block]	New York Life Investments
Portfolio Company Subadviser [Text Block]	NIMNA
Current Expenses [Percent]	1.03%
New York Life Premier Variable Annuity - FP Series | NYLIM VP Pimco Real Return Portfolio - Service Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	InvestmentGrade Bond
Portfolio Company Name [Text Block]	NYLIM VP PIMCO Real Return (formerly NYLI VP PIMCO Real Return) — Service Class
Portfolio Company Adviser [Text Block]	New York Life Investments
Portfolio Company Subadviser [Text Block]	Pacific Investment Management Company LLC (“PIMCO”)
Current Expenses [Percent]	1.34%
Average Annual Total Returns, 1 Year [Percent]	7.89%
Average Annual Total Returns, 5 Years [Percent]	1.11%
Average Annual Total Returns, 10 Years [Percent]	3.03%
New York Life Premier Variable Annuity - FP Series | NYLIM VP PineStone International Equity Portfolio - Service Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	International/GlobalEquity
Portfolio Company Name [Text Block]	NYLIM VP PineStone International Equity (formerly NYLI VP PineStone International Equity) — Service Class
Portfolio Company Adviser [Text Block]	New York Life Investments
Portfolio Company Subadviser [Text Block]	PineStone Asset Management Inc.
Current Expenses [Percent]	1.11%
Average Annual Total Returns, 1 Year [Percent]	12.01%
Average Annual Total Returns, 5 Years [Percent]	(0.05%)
Average Annual Total Returns, 10 Years [Percent]	5.18%
New York Life Premier Variable Annuity - FP Series | NYLIM VP SP 500 Index Portfolio - Service Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Large Cap Equity
Portfolio Company Name [Text Block]	NYLIM VP S&P 500 Index (formerly NYLI VP S&P 500 Index) — Service Class
Portfolio Company Adviser [Text Block]	New York Life Investments
Current Expenses [Percent]	0.37%
Average Annual Total Returns, 1 Year [Percent]	17.43%
Average Annual Total Returns, 5 Years [Percent]	14.00%
Average Annual Total Returns, 10 Years [Percent]	14.34%
New York Life Premier Variable Annuity - FP Series | NYLIM VP Schroders Mid Cap Opportunities Portfolio - Service Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Small/Mid Cap Equity
Portfolio Company Name [Text Block]	NYLIM VP Schroders Mid Cap Opportunities (formerly NYLI VP Schroders Mid Cap Opportunities) — Service Class
Portfolio Company Adviser [Text Block]	New York Life Investments
Portfolio Company Subadviser [Text Block]	Schroder Investment Management North America Inc.
Current Expenses [Percent]	1.08%
Average Annual Total Returns, 1 Year [Percent]	7.00%
Average Annual Total Returns, 5 Years [Percent]	4.79%
Average Annual Total Returns, 10 Years [Percent]	7.12%
New York Life Premier Variable Annuity - FP Series | NYLIM VP Small Cap Growth Portfolio - Service Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Small/Mid CapEquity
Portfolio Company Name [Text Block]	NYLIM VP Small Cap Growth (formerly NYLI VP Small Cap Growth) — Service Class
Portfolio Company Adviser [Text Block]	New York Life Investments
Portfolio Company Subadviser [Text Block]	Brown Advisory LLC and Segall Bryant & Hamill, LLC
Current Expenses [Percent]	1.11%
Average Annual Total Returns, 1 Year [Percent]	4.63%
Average Annual Total Returns, 5 Years [Percent]	1.38%
Average Annual Total Returns, 10 Years [Percent]	8.68%
New York Life Premier Variable Annuity - FP Series | NYLIM VP U.S. Government Money Market Portfolio - Initial Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Money Market
Portfolio Company Name [Text Block]	NYLIM VP U.S. Government Money Market (formerly NYLI VP U.S. Government Money Market) — Initial Class
Portfolio Company Adviser [Text Block]	New York Life Investments
Portfolio Company Subadviser [Text Block]	NYL Investors
Current Expenses [Percent]	0.28%
Average Annual Total Returns, 1 Year [Percent]	4.05%
Average Annual Total Returns, 5 Years [Percent]	3.02%
Average Annual Total Returns, 10 Years [Percent]	1.89%
New York Life Premier Variable Annuity - FP Series | NYLIM VP Wellington Small Cap Portfolio - Service Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Small/Mid CapEquity
Portfolio Company Name [Text Block]	NYLIM VP Wellington Small Cap (formerly NYLI VP Wellington Small Cap) — Service Class
Portfolio Company Adviser [Text Block]	New York Life Investments
Portfolio Company Subadviser [Text Block]	Wellington
Current Expenses [Percent]	1.00%
Average Annual Total Returns, 1 Year [Percent]	9.26%
Average Annual Total Returns, 5 Years [Percent]	5.66%
Average Annual Total Returns, 10 Years [Percent]	7.15%
New York Life Premier Variable Annuity - FP Series | NYLIM VP Winslow Large Cap Growth Portfolio - Service Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Large Cap Equity
Portfolio Company Name [Text Block]	NYLIM VP Winslow Large Cap Growth (formerly NYLI VP Winslow Large Cap Growth) — Service Class
Portfolio Company Adviser [Text Block]	New York Life Investments
Portfolio Company Subadviser [Text Block]	Winslow Capital Management, LLC
Current Expenses [Percent]	1.00%
Average Annual Total Returns, 1 Year [Percent]	14.07%
Average Annual Total Returns, 5 Years [Percent]	12.41%
Average Annual Total Returns, 10 Years [Percent]	15.85%
New York Life Premier Variable Annuity - FP Series | AB VPS Relative Value Portfolio - Class B
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Large Cap Equity
Portfolio Company Name [Text Block]	AB VPS Relative Value Portfolio — Class B
Portfolio Company Adviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	0.84%
Average Annual Total Returns, 1 Year [Percent]	10.20%
Average Annual Total Returns, 5 Years [Percent]	11.15%
Average Annual Total Returns, 10 Years [Percent]	10.30%
New York Life Premier Variable Annuity - FP Series | American Funds IS Asset Allocation Fund - Class 4
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	American Funds IS® Asset Allocation Fund — Class 4
Portfolio Company Adviser [Text Block]	Capital Research and Management CompanySM (“CRMC”)
Current Expenses [Percent]	0.79%
Average Annual Total Returns, 1 Year [Percent]	15.59%
Average Annual Total Returns, 5 Years [Percent]	8.70%
Average Annual Total Returns, 10 Years [Percent]	9.50%
New York Life Premier Variable Annuity - FP Series | American Funds IS The Bond Fund of America® - Class 4
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Investment Grade Bond
Portfolio Company Name [Text Block]	American Funds® IS The Bond Fund of America® — Class 4
Portfolio Company Adviser [Text Block]	CRMC
Current Expenses [Percent]	0.72%
Average Annual Total Returns, 1 Year [Percent]	6.98%
Average Annual Total Returns, 5 Years [Percent]	(0.38%)
Average Annual Total Returns, 10 Years [Percent]	2.11%
New York Life Premier Variable Annuity - FP Series | American Funds IS Capital World Bond Fund® - Class 4
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Investment Grade Bond
Portfolio Company Name [Text Block]	American Funds® IS Capital World Bond Fund® — Class 4
Portfolio Company Adviser [Text Block]	CRMC
Current Expenses [Percent]	0.98%
Average Annual Total Returns, 1 Year [Percent]	9.03%
Average Annual Total Returns, 5 Years [Percent]	(2.76%)
Average Annual Total Returns, 10 Years [Percent]	0.97%
New York Life Premier Variable Annuity - FP Series | American Funds IS Growth Fund - Class 4
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Large Cap Equity
Portfolio Company Name [Text Block]	American Funds® IS Growth Fund — Class 4
Portfolio Company Adviser [Text Block]	CRMC
Current Expenses [Percent]	0.83%
Average Annual Total Returns, 1 Year [Percent]	19.93%
Average Annual Total Returns, 5 Years [Percent]	13.09%
Average Annual Total Returns, 10 Years [Percent]	17.67%
New York Life Premier Variable Annuity - FP Series | American Funds IS Growth-Income Fund - Class 4
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Large Cap Equity
Portfolio Company Name [Text Block]	American Funds® IS Growth-Income Fund — Class 4
Portfolio Company Adviser [Text Block]	CRMC
Current Expenses [Percent]	0.78%
Average Annual Total Returns, 1 Year [Percent]	17.77%
Average Annual Total Returns, 5 Years [Percent]	13.62%
Average Annual Total Returns, 10 Years [Percent]	13.63%
New York Life Premier Variable Annuity - FP Series | American Funds IS New World Fund® - Class 4
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	International/GlobalEquity
Portfolio Company Name [Text Block]	American Funds® IS New World Fund® — Class 4
Portfolio Company Adviser [Text Block]	CRMC
Current Expenses [Percent]	1.07%
Average Annual Total Returns, 1 Year [Percent]	27.92%
Average Annual Total Returns, 5 Years [Percent]	5.06%
Average Annual Total Returns, 10 Years [Percent]	8.98%
New York Life Premier Variable Annuity - FP Series | American Funds IS Small Cap World Fund - Class 4
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	International/GlobalEquity
Portfolio Company Name [Text Block]	American Funds® IS SMALLCAP World Fund® (formerly American Funds® IS Global Small Capitalization Fund) — Class 4
Portfolio Company Adviser [Text Block]	CRMC
Current Expenses [Percent]	1.15%
Average Annual Total Returns, 1 Year [Percent]	14.33%
Average Annual Total Returns, 5 Years [Percent]	0.23%
Average Annual Total Returns, 10 Years [Percent]	6.96%
New York Life Premier Variable Annuity - FP Series | American Funds IS U.S. Government Securities Fund®- Class 4
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Investment Grade Bond
Portfolio Company Name [Text Block]	American Funds® IS U.S. Government Securities Fund® — Class 4
Portfolio Company Adviser [Text Block]	CRMC
Current Expenses [Percent]	0.75%
Average Annual Total Returns, 1 Year [Percent]	7.54%
Average Annual Total Returns, 5 Years [Percent]	(0.49%)
Average Annual Total Returns, 10 Years [Percent]	1.45%
New York Life Premier Variable Annuity - FP Series | American Funds IS Washington Mutual Investors Fund - Class 4
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Large Cap Equity
Portfolio Company Name [Text Block]	American Funds® IS Washington Mutual Investors Fund — Class 4
Portfolio Company Adviser [Text Block]	CRMC
Current Expenses [Percent]	0.75%
Average Annual Total Returns, 1 Year [Percent]	16.19%
Average Annual Total Returns, 5 Years [Percent]	13.60%
Average Annual Total Returns, 10 Years [Percent]	12.08%
New York Life Premier Variable Annuity - FP Series | BlackRock® Global Allocation V.I. Fund - Class III
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	BlackRock® Global Allocation V.I. Fund — Class III
Portfolio Company Adviser [Text Block]	BlackRock Advisors, LLC (“BlackRock”)
Portfolio Company Subadviser [Text Block]	BlackRock (Singapore) Limited and BlackRock International Limited
Current Expenses [Percent]	1.01%
Average Annual Total Returns, 1 Year [Percent]	19.42%
Average Annual Total Returns, 5 Years [Percent]	5.51%
Average Annual Total Returns, 10 Years [Percent]	7.33%
New York Life Premier Variable Annuity - FP Series | BlackRock® High Yield V.I. Fund - Class III
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Non-InvestmentGrade Bond
Portfolio Company Name [Text Block]	BlackRock® High Yield V.I. Fund — Class III
Portfolio Company Adviser [Text Block]	BlackRock
Portfolio Company Subadviser [Text Block]	BlackRock International Limited
Current Expenses [Percent]	0.78%
Average Annual Total Returns, 1 Year [Percent]	9.09%
Average Annual Total Returns, 5 Years [Percent]	4.57%
Average Annual Total Returns, 10 Years [Percent]	6.07%
New York Life Premier Variable Annuity - FP Series | BNY Mellon Sustainable U.S. Equity Portfolio - Service Shares
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Large Cap Equity
Portfolio Company Name [Text Block]	BNY Mellon Sustainable U.S. Equity Portfolio — Service Shares
Portfolio Company Adviser [Text Block]	BNY Mellon Investment Adviser, Inc.
Portfolio Company Subadviser [Text Block]	Newton Investment Management Limited
Current Expenses [Percent]	0.91%
Average Annual Total Returns, 1 Year [Percent]	15.67%
Average Annual Total Returns, 5 Years [Percent]	11.65%
Average Annual Total Returns, 10 Years [Percent]	13.27%
New York Life Premier Variable Annuity - FP Series | Columbia Variable Portfolio - Commodity Strategy Fund - Class 2
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Sector
Portfolio Company Name [Text Block]	Columbia Variable Portfolio — Commodity Strategy Fund — Class 2
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisers, LLC (“Columbia”)
Portfolio Company Subadviser [Text Block]	Threadneedle International Limited
Current Expenses [Percent]	1.00%
Average Annual Total Returns, 1 Year [Percent]	15.30%
Average Annual Total Returns, 5 Years [Percent]	12.44%
Average Annual Total Returns, 10 Years [Percent]	6.46%
New York Life Premier Variable Annuity - FP Series | Columbia Variable Portfolio - Emerging Markets Bond Fund - Class 2
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Non-InvestmentGrade Bond
Portfolio Company Name [Text Block]	Columbia Variable Portfolio — Emerging Markets Bond Fund — Class 2
Portfolio Company Adviser [Text Block]	Columbia
Current Expenses [Percent]	1.00%
Average Annual Total Returns, 1 Year [Percent]	12.65%
Average Annual Total Returns, 5 Years [Percent]	1.47%
Average Annual Total Returns, 10 Years [Percent]	4.03%
New York Life Premier Variable Annuity - FP Series | Columbia Variable Portfolio - Intermediate Bond Fund - Class 2
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Investment Grade Bond
Portfolio Company Name [Text Block]	Columbia Variable Portfolio — Intermediate Bond Fund — Class 2
Portfolio Company Adviser [Text Block]	Columbia
Current Expenses [Percent]	0.77%
Average Annual Total Returns, 1 Year [Percent]	8.84%
Average Annual Total Returns, 5 Years [Percent]	(0.68%)
Average Annual Total Returns, 10 Years [Percent]	2.52%
New York Life Premier Variable Annuity - FP Series | Columbia Variable Portfolio - Small Cap Value Discovery Fund - Class 2
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Small/Mid CapEquity
Portfolio Company Name [Text Block]	Columbia Variable Portfolio — Small Cap Value Discovery Fund (formerly Columbia Variable Portfolio — Small Cap Value Fund) — Class 2
Portfolio Company Adviser [Text Block]	Columbia
Current Expenses [Percent]	1.13%
Average Annual Total Returns, 1 Year [Percent]	14.66%
Average Annual Total Returns, 5 Years [Percent]	12.19%
Average Annual Total Returns, 10 Years [Percent]	11.20%
New York Life Premier Variable Annuity - FP Series | Columbia Variable Portfolio - Small Company Growth Fund - Class 2
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Small/Mid Cap Equity
Portfolio Company Name [Text Block]	Columbia Variable Portfolio — Small Company Growth Fund — Class 2
Portfolio Company Adviser [Text Block]	Columbia
Current Expenses [Percent]	1.12%
Average Annual Total Returns, 1 Year [Percent]	21.69%
Average Annual Total Returns, 5 Years [Percent]	3.32%
Average Annual Total Returns, 10 Years [Percent]	14.89%
New York Life Premier Variable Annuity - FP Series | DWS Alternative Asset Allocation VIP - Class B
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Alternatives
Portfolio Company Name [Text Block]	DWS Alternative Asset Allocation VIP — Class B
Portfolio Company Adviser [Text Block]	DWS Investment Management Americas Inc.
Portfolio Company Subadviser [Text Block]	RREEF America LLC
Current Expenses [Percent]	1.31%
Average Annual Total Returns, 1 Year [Percent]	10.03%
Average Annual Total Returns, 5 Years [Percent]	4.88%
Average Annual Total Returns, 10 Years [Percent]	4.52%
New York Life Premier Variable Annuity - FP Series | Fidelity® VIP Bond Index Portfolio - Service Class 2
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	InvestmentGrade Bond
Portfolio Company Name [Text Block]	Fidelity® VIP Bond Index Portfolio — Service Class 2
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC (“FMR”)
Portfolio Company Subadviser [Text Block]	Other investment advisers
Current Expenses [Percent]	0.39%
Average Annual Total Returns, 1 Year [Percent]	6.76%
Average Annual Total Returns, 5 Years [Percent]	(0.81%)
New York Life Premier Variable Annuity - FP Series | Fidelity® VIP Contrafund Portfolio - Service Class 2
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Large Cap Equity
Portfolio Company Name [Text Block]	Fidelity® VIP ContrafundSM Portfolio — Service Class 2
Portfolio Company Adviser [Text Block]	FMR
Portfolio Company Subadviser [Text Block]	Other investment advisers
Current Expenses [Percent]	0.79%
Average Annual Total Returns, 1 Year [Percent]	21.24%
Average Annual Total Returns, 5 Years [Percent]	15.08%
Average Annual Total Returns, 10 Years [Percent]	15.49%
New York Life Premier Variable Annuity - FP Series | Fidelity® VIP Emerging Markets Portfolio - Service Class 2
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	International/GlobalEquity
Portfolio Company Name [Text Block]	Fidelity® VIP Emerging Markets Portfolio — Service Class 2
Portfolio Company Adviser [Text Block]	FMR
Portfolio Company Subadviser [Text Block]	Other investment advisers
Current Expenses [Percent]	1.12%
Average Annual Total Returns, 1 Year [Percent]	40.79%
Average Annual Total Returns, 5 Years [Percent]	5.62%
Average Annual Total Returns, 10 Years [Percent]	10.66%
New York Life Premier Variable Annuity - FP Series | Fidelity® VIP Equity-Income Portfolio - Service Class 2
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Large Cap Equity
Portfolio Company Name [Text Block]	Fidelity® VIP Equity-Income PortfolioSM — Service Class 2
Portfolio Company Adviser [Text Block]	FMR
Portfolio Company Subadviser [Text Block]	Other investment advisers
Current Expenses [Percent]	0.71%
Average Annual Total Returns, 1 Year [Percent]	18.75%
Average Annual Total Returns, 5 Years [Percent]	12.13%
Average Annual Total Returns, 10 Years [Percent]	11.32%
New York Life Premier Variable Annuity - FP Series | Fidelity® VIP Extended Market Index Portfolio - Service Class 2
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Small/Mid Cap Equity
Portfolio Company Name [Text Block]	Fidelity® VIP Extended Market Index Portfolio — Service Class 2
Portfolio Company Adviser [Text Block]	FMR
Portfolio Company Subadviser [Text Block]	Geode Capital Management, LLC (“Geode”)
Current Expenses [Percent]	0.37%
Average Annual Total Returns, 1 Year [Percent]	12.03%
Average Annual Total Returns, 5 Years [Percent]	7.75%
New York Life Premier Variable Annuity - FP Series | Fidelity® VIP FundsManager® 60 Portfolio - Service Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	Fidelity® VIP FundsManager® 60% Portfolio — Service Class
Portfolio Company Adviser [Text Block]	FMR
Current Expenses [Percent]	0.63%
Average Annual Total Returns, 1 Year [Percent]	15.71%
Average Annual Total Returns, 5 Years [Percent]	6.67%
Average Annual Total Returns, 10 Years [Percent]	8.19%
New York Life Premier Variable Annuity - FP Series | Fidelity® VIP Growth Opportunities Portfolio - Service Class 2
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Large Cap Equity
Portfolio Company Name [Text Block]	Fidelity® VIP Growth Opportunities Portfolio — Service Class 2
Portfolio Company Adviser [Text Block]	FMR
Portfolio Company Subadviser [Text Block]	Other investment advisers
Current Expenses [Percent]	0.81%
Average Annual Total Returns, 1 Year [Percent]	21.73%
Average Annual Total Returns, 5 Years [Percent]	11.04%
Average Annual Total Returns, 10 Years [Percent]	19.64%
New York Life Premier Variable Annuity - FP Series | Fidelity® VIP Health Care Portfolio - Service Class 2
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Sector
Portfolio Company Name [Text Block]	Fidelity® VIP Health Care Portfolio — Service Class 2
Portfolio Company Adviser [Text Block]	FMR
Portfolio Company Subadviser [Text Block]	Other investment advisers
Current Expenses [Percent]	0.84%
Average Annual Total Returns, 1 Year [Percent]	14.10%
Average Annual Total Returns, 5 Years [Percent]	3.92%
New York Life Premier Variable Annuity - FP Series | Fidelity® VIP International Capital Appreciation Portfolio - Service Class 2
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	International/Global Equity
Portfolio Company Name [Text Block]	Fidelity® VIP International Capital Appreciation Portfolio — Service Class 2
Portfolio Company Adviser [Text Block]	FMR
Portfolio Company Subadviser [Text Block]	FIL Investment Advisors
Current Expenses [Percent]	1.02%
Average Annual Total Returns, 1 Year [Percent]	18.36%
Average Annual Total Returns, 5 Years [Percent]	5.99%
Average Annual Total Returns, 10 Years [Percent]	9.53%
New York Life Premier Variable Annuity - FP Series | Fidelity® VIP International Index Portfolio - Service Class 2
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	International/GlobalEquity
Portfolio Company Name [Text Block]	Fidelity® VIP International Index Portfolio — Service Class 2
Portfolio Company Adviser [Text Block]	FMR
Portfolio Company Subadviser [Text Block]	Geode
Current Expenses [Percent]	0.41%
Average Annual Total Returns, 1 Year [Percent]	32.82%
Average Annual Total Returns, 5 Years [Percent]	7.76%
New York Life Premier Variable Annuity - FP Series | Fidelity® VIP Investment Grade Bond Portfolio - Service Class 2
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Investment Grade Bond
Portfolio Company Name [Text Block]	Fidelity® VIP Investment Grade Bond Portfolio — Service Class 2
Portfolio Company Adviser [Text Block]	FMR
Portfolio Company Subadviser [Text Block]	Other investment advisers
Current Expenses [Percent]	0.62%
Average Annual Total Returns, 1 Year [Percent]	6.93%
Average Annual Total Returns, 5 Years [Percent]	(0.21%)
Average Annual Total Returns, 10 Years [Percent]	2.45%
New York Life Premier Variable Annuity - FP Series | Fidelity® VIP Mid Cap Portfolio - Service Class 2
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Small/Mid CapEquity
Portfolio Company Name [Text Block]	Fidelity® VIP Mid Cap Portfolio — Service Class 2
Portfolio Company Adviser [Text Block]	FMR
Portfolio Company Subadviser [Text Block]	Other investment advisers
Current Expenses [Percent]	0.80%
Average Annual Total Returns, 1 Year [Percent]	11.49%
Average Annual Total Returns, 5 Years [Percent]	9.83%
Average Annual Total Returns, 10 Years [Percent]	10.31%
New York Life Premier Variable Annuity - FP Series | Franklin Gold and Precious Metals VIP Fund - Class 2
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Sector
Portfolio Company Name [Text Block]	Franklin Gold and Precious Metals VIP Fund — Class 2
Portfolio Company Adviser [Text Block]	Franklin Advisers, Inc. (“Franklin Advisers”)
Current Expenses [Percent]	0.95%
New York Life Premier Variable Annuity - FP Series | Franklin Templeton Aggressive Model Portfolio - Class II
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	Franklin Templeton Aggressive Model Portfolio — Class II
Portfolio Company Adviser [Text Block]	Franklin Templeton Fund Adviser, LLC (“FTFA”)
Portfolio Company Subadviser [Text Block]	Franklin Advisers
Current Expenses [Percent]	0.88%
Average Annual Total Returns, 1 Year [Percent]	17.04%
Average Annual Total Returns, 5 Years [Percent]	10.14%
New York Life Premier Variable Annuity - FP Series | Franklin Templeton Moderately Aggressive Model Portfolio - Class II
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	Franklin Templeton Moderately Aggressive Model Portfolio — Class II
Portfolio Company Adviser [Text Block]	FTFA
Portfolio Company Subadviser [Text Block]	Franklin Advisers
Current Expenses [Percent]	0.82%
Average Annual Total Returns, 1 Year [Percent]	15.01%
Average Annual Total Returns, 5 Years [Percent]	7.87%
New York Life Premier Variable Annuity - FP Series | Franklin Templeton Moderate Model Portfolio - Class II
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	Franklin Templeton Moderate Model Portfolio — Class II
Portfolio Company Adviser [Text Block]	FTFA
Portfolio Company Subadviser [Text Block]	Franklin Advisers
Current Expenses [Percent]	0.82%
Average Annual Total Returns, 1 Year [Percent]	13.18%
Average Annual Total Returns, 5 Years [Percent]	6.49%
New York Life Premier Variable Annuity - FP Series | Franklin Templeton Moderately Conservative Model Portfolio - Class II
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	Franklin Templeton Moderately Conservative Model Portfolio — Class II
Portfolio Company Adviser [Text Block]	FTFA
Portfolio Company Subadviser [Text Block]	Franklin Advisers
Current Expenses [Percent]	0.82%
Average Annual Total Returns, 1 Year [Percent]	11.51%
Average Annual Total Returns, 5 Years [Percent]	4.91%
New York Life Premier Variable Annuity - FP Series | Franklin Templeton Conservative Model Portfolio - Class II
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	Franklin Templeton Conservative Model Portfolio — Class II
Portfolio Company Adviser [Text Block]	FTFA
Portfolio Company Subadviser [Text Block]	Franklin Advisers
Current Expenses [Percent]	0.85%
Average Annual Total Returns, 1 Year [Percent]	9.04%
Average Annual Total Returns, 5 Years [Percent]	2.65%
New York Life Premier Variable Annuity - FP Series | Goldman Sachs VIT International Equity Insights Fund - Service Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	International/Global Equity
Portfolio Company Name [Text Block]	Goldman Sachs VIT International Equity Insights Fund — Service Class
Portfolio Company Adviser [Text Block]	Goldman Sachs Asset Management, L.P.
Current Expenses [Percent]	1.05%
Average Annual Total Returns, 1 Year [Percent]	5.80%
Average Annual Total Returns, 5 Years [Percent]	5.19%
Average Annual Total Returns, 10 Years [Percent]	4.61%
New York Life Premier Variable Annuity - FP Series | Invesco V.I. EQV International Equity Fund - Series II Shares
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	International/GlobalEquity
Portfolio Company Name [Text Block]	Invesco V.I. EQV International Equity Fund — Series II Shares
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc. (“Invesco”)
Current Expenses [Percent]	1.15%
Average Annual Total Returns, 1 Year [Percent]	16.23%
Average Annual Total Returns, 5 Years [Percent]	3.42%
Average Annual Total Returns, 10 Years [Percent]	5.95%
New York Life Premier Variable Annuity - FP Series | Invesco V.I. Main Street Small Cap Fund® - Series II Shares
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Small/Mid CapEquity
Portfolio Company Name [Text Block]	Invesco V.I. Main Street Small Cap Fund® — Series II Shares
Portfolio Company Adviser [Text Block]	Invesco
Current Expenses [Percent]	1.09%
Average Annual Total Returns, 1 Year [Percent]	8.44%
Average Annual Total Returns, 5 Years [Percent]	8.07%
Average Annual Total Returns, 10 Years [Percent]	10.31%
New York Life Premier Variable Annuity - FP Series | Janus Henderson Enterprise Portfolio - Service Shares
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Small/Mid CapEquity
Portfolio Company Name [Text Block]	Janus Henderson Enterprise Portfolio — Service Shares
Portfolio Company Adviser [Text Block]	Janus Henderson
Current Expenses [Percent]	0.97%
Average Annual Total Returns, 1 Year [Percent]	7.41%
Average Annual Total Returns, 5 Years [Percent]	7.35%
Average Annual Total Returns, 10 Years [Percent]	12.51%
New York Life Premier Variable Annuity - FP Series | Janus Henderson Global Research Portfolio - Service Shares
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	International/GlobalEquity
Portfolio Company Name [Text Block]	Janus Henderson Global Research Portfolio — Service Shares
Portfolio Company Adviser [Text Block]	Janus Henderson
Current Expenses [Percent]	1.07%
Average Annual Total Returns, 1 Year [Percent]	20.60%
Average Annual Total Returns, 5 Years [Percent]	12.23%
Average Annual Total Returns, 10 Years [Percent]	12.64%
New York Life Premier Variable Annuity - FP Series | Lord Abbett Series Fund Inc. - Short Duration Income Portfolio - Class VC
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Investment Grade Bond
Portfolio Company Name [Text Block]	Lord Abbett Series Fund, Inc. — Short Duration Income Portfolio — Class VC
Portfolio Company Adviser [Text Block]	: Lord, Abbett & Co. LLC
Current Expenses [Percent]	0.72%
Average Annual Total Returns, 1 Year [Percent]	5.90%
Average Annual Total Returns, 5 Years [Percent]	2.25%
Average Annual Total Returns, 10 Years [Percent]	2.62%
New York Life Premier Variable Annuity - FP Series | LVIP ClearBridge Appreciation Fund - Service Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Large Cap Equity
Portfolio Company Name [Text Block]	LVIP ClearBridge Appreciation Fund (formerly ClearBridge Variable Appreciation Portfolio) — Service Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Portfolio Company Subadviser [Text Block]	ClearBridge Investments, LLC
Current Expenses [Percent]	0.95%
Average Annual Total Returns, 1 Year [Percent]	14.19%
Average Annual Total Returns, 5 Years [Percent]	12.44%
Average Annual Total Returns, 10 Years [Percent]	13.05%
New York Life Premier Variable Annuity - FP Series | MFS® International Intrinsic Equity Portfolio - Service Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	International Equity
Portfolio Company Name [Text Block]	MFS® International Intrinsic Equity Portfolio (formerly MFS® International Intrinsic Value Portfolio) — Service Class
Portfolio Company Adviser [Text Block]	MFS
Current Expenses [Percent]	1.14%
Average Annual Total Returns, 1 Year [Percent]	32.96%
Average Annual Total Returns, 5 Years [Percent]	7.02%
Average Annual Total Returns, 10 Years [Percent]	9.68%
New York Life Premier Variable Annuity - FP Series | MFS® Mid Cap Value Portfolio - Service Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Mid CapEquity
Portfolio Company Name [Text Block]	MFS® Mid Cap Value Portfolio — Service Class
Portfolio Company Adviser [Text Block]	MFS
Current Expenses [Percent]	1.04%
Average Annual Total Returns, 1 Year [Percent]	5.75%
Average Annual Total Returns, 5 Years [Percent]	9.90%
Average Annual Total Returns, 10 Years [Percent]	9.69%
New York Life Premier Variable Annuity - FP Series | MFS® Research International Portfolio - Service Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	International/GlobalEquity
Portfolio Company Name [Text Block]	MFS® Research International Portfolio — Service Class
Portfolio Company Adviser [Text Block]	MFS
Current Expenses [Percent]	1.15%
Average Annual Total Returns, 1 Year [Percent]	21.75%
Average Annual Total Returns, 5 Years [Percent]	5.25%
Average Annual Total Returns, 10 Years [Percent]	7.27%
New York Life Premier Variable Annuity - FP Series | Neuberger Berman AMT Mid Cap Growth Portfolio - Class S
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Small/Mid CapEquity
Portfolio Company Name [Text Block]	Neuberger Berman AMT Mid Cap Growth Portfolio — Class S
Portfolio Company Adviser [Text Block]	Neuberger Berman Investment Advisers LLC
Current Expenses [Percent]	1.11%
Average Annual Total Returns, 1 Year [Percent]	5.23%
Average Annual Total Returns, 5 Years [Percent]	4.27%
Average Annual Total Returns, 10 Years [Percent]	10.71%
New York Life Premier Variable Annuity - FP Series | Nomura VIP Small Cap Value Series - Service Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Small/Mid Cap Equity
Portfolio Company Name [Text Block]	Nomura VIP Small Cap Value Series (formerly Macquarie VIP Small Cap Value Series) — Service Class
Portfolio Company Adviser [Text Block]	Delaware Management Company, a series of Nomura Investment Management Business Trust /
Current Expenses [Percent]	1.04%
Average Annual Total Returns, 1 Year [Percent]	7.83%
Average Annual Total Returns, 5 Years [Percent]	8.93%
Average Annual Total Returns, 10 Years [Percent]	8.84%
New York Life Premier Variable Annuity - FP Series | PIMCO VIT Income Portfolio - Advisor Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	InvestmentGrade Bond
Portfolio Company Name [Text Block]	PIMCO VIT Income Portfolio — Advisor Class
Portfolio Company Adviser [Text Block]	PIMCO
Current Expenses [Percent]	1.02%
Average Annual Total Returns, 1 Year [Percent]	10.08%
Average Annual Total Returns, 5 Years [Percent]	3.31%
New York Life Premier Variable Annuity - FP Series | PIMCO VIT International Bond Portfolio (US Dollar Hedged) - Advisor Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	InvestmentGrade Bond
Portfolio Company Name [Text Block]	PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged) — Advisor Class
Portfolio Company Adviser [Text Block]	PIMCO
Current Expenses [Percent]	1.19%
Average Annual Total Returns, 1 Year [Percent]	3.85%
Average Annual Total Returns, 5 Years [Percent]	0.93%
Average Annual Total Returns, 10 Years [Percent]	2.78%
New York Life Premier Variable Annuity - FP Series | PIMCO VIT Low Duration Portfolio - Advisor Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	InvestmentGrade Bond
Portfolio Company Name [Text Block]	PIMCO VIT Low Duration Portfolio — Advisor Class
Portfolio Company Adviser [Text Block]	PIMCO
Current Expenses [Percent]	0.76%
Average Annual Total Returns, 1 Year [Percent]	5.42%
Average Annual Total Returns, 5 Years [Percent]	1.47%
Average Annual Total Returns, 10 Years [Percent]	1.69%
New York Life Premier Variable Annuity - FP Series | PIMCO VIT Short-Term Portfolio - Advisor Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	InvestmentGrade Bond
Portfolio Company Name [Text Block]	PIMCO VIT Short-Term Portfolio — Advisor Class
Portfolio Company Adviser [Text Block]	PIMCO
Current Expenses [Percent]	0.75%
Average Annual Total Returns, 1 Year [Percent]	4.57%
Average Annual Total Returns, 5 Years [Percent]	3.14%
Average Annual Total Returns, 10 Years [Percent]	2.65%
New York Life Premier Variable Annuity - FP Series | PIMCO VIT Total Return Portfolio - Advisor Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	InvestmentGrade Bond
Portfolio Company Name [Text Block]	PIMCO VIT Total Return Portfolio — Advisor Class
Portfolio Company Adviser [Text Block]	PIMCO
Current Expenses [Percent]	0.83%
Average Annual Total Returns, 1 Year [Percent]	8.78%
Average Annual Total Returns, 5 Years [Percent]	(0.08%)
Average Annual Total Returns, 10 Years [Percent]	2.26%
New York Life Premier Variable Annuity - FP Series | Principal VC Real Estate Securities Account - Class 2
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Sector
Portfolio Company Name [Text Block]	Principal VC Real Estate Securities Account — Class 2
Portfolio Company Adviser [Text Block]	Principal Global Investors, LLC
Portfolio Company Subadviser [Text Block]	Principal Real Estate Investors, LLC
Current Expenses [Percent]	1.03%
Average Annual Total Returns, 1 Year [Percent]	0.92%
Average Annual Total Returns, 5 Years [Percent]	4.61%
Average Annual Total Returns, 10 Years [Percent]	5.67%
New York Life Premier Variable Annuity - FP Series | Putnam VT International Value Fund - Class IB
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	International/Global Equity
Portfolio Company Name [Text Block]	Putnam VT International Value Fund — Class IB
Portfolio Company Adviser [Text Block]	Putnam Investment Management, LLC
Portfolio Company Subadviser [Text Block]	Putnam Investments Limited and The Putnam Advisory Company, LLC
Current Expenses [Percent]	1.06%
Average Annual Total Returns, 1 Year [Percent]	34.68%
Average Annual Total Returns, 5 Years [Percent]	12.49%
Average Annual Total Returns, 10 Years [Percent]	8.86%
New York Life Premier Variable Annuity - FP Series | Voya Growth and Income Portfolio - Class S
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Large Cap Equity
Portfolio Company Name [Text Block]	Voya Growth and Income Portfolio — Class S
Portfolio Company Adviser [Text Block]	Voya Investments, LLC (“Voya”)
Portfolio Company Subadviser [Text Block]	Voya Investment Management Co. LLC (“VIM”)
Current Expenses [Percent]	0.92%
Average Annual Total Returns, 1 Year [Percent]	17.94%
Average Annual Total Returns, 5 Years [Percent]	15.18%
Average Annual Total Returns, 10 Years [Percent]	14.33%
New York Life Premier Variable Annuity - FP Series | Voya Intermediate Bond Portfolio - Class S
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Investment Grade Bond
Portfolio Company Name [Text Block]	Voya Intermediate Bond Portfolio — Class S
Portfolio Company Adviser [Text Block]	Voya
Portfolio Company Subadviser [Text Block]	VIM
Current Expenses [Percent]	0.80%
Average Annual Total Returns, 1 Year [Percent]	7.46%
Average Annual Total Returns, 5 Years [Percent]	(0.09%)
Average Annual Total Returns, 10 Years [Percent]	2.42%
New York Life Premier Variable Annuity - FP Series | Western Asset Core Plus VIT Portfolio - Class II
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	InvestmentGrade Bond
Portfolio Company Name [Text Block]	Western Asset Core Plus VIT Portfolio — Class II++
Portfolio Company Adviser [Text Block]	FTFA
Portfolio Company Subadviser [Text Block]	Western Asset Management Company, LLC; Western Asset Management Company Limited in London; Western Asset Management Company Pte. Ltd. in Singapore; and Western Asset Management Company Ltd. in Japan
Current Expenses [Percent]	0.79%
Average Annual Total Returns, 1 Year [Percent]	7.69%
Average Annual Total Returns, 5 Years [Percent]	(1.67%)
Average Annual Total Returns, 10 Years [Percent]	1.85%
New York Life Premier Variable Annuity - FP Series | Standard Death Benefit [Member]
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Standard Death Benefit
Purpose of Benefit [Text Block]	For policy owners who are age 80 or younger when the policy is issued, the Standard Death Benefit guarantees that your beneficiaries will receive the greater of: (i) your Accumulation Value; (ii) the Return of Premium Death Benefit; or (iii) for policies applied for 5/1/2020 and after, the Step–up Death Benefit. For policy owners age 81 to 85 when the policy is issued, the Standard Death Benefit guarantees that your beneficiaries will receive the greater of: (i) your Accumulation Value; or (ii) the Return of Premium Death Benefit.
Standard Benefit Expense (of Benefit Base), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	•Withdrawals could significantly reduce the benefit (possibly by an amount substantially greater than the actual amount withdrawn).
Name of Benefit [Text Block]	Standard Death Benefit
Operation of Benefit [Text Block]	The Standard Death Benefit – Death Before Annuity CommencementUnless amended by any rider attached to the policy, if the Owner dies prior to the Annuity Commencement Date, we will pay the Standard Death Benefit amount as proceeds to the designated Beneficiary(ies), as of the date the New York Life Annuities Service Center receives proof of death and all other required information in Good Order at one of the addresses listed in the “CONTACTING NYLIAC” section of this Prospectus. With a jointly owned policy, ownership rights and privileges under the policy must be exercised jointly and benefits under the policy will be paid upon the death of any joint owner, unless the surviving spouse has been designated the sole primary beneficiary. In that case, the surviving spouse can choose to continue the policy as discussed below. (See FEDERAL TAX MATTERS—Taxation of Annuities in General.”) For policies purchased before February 13, 2023 and owned by a grantor trust, benefits will be paid upon the death of any grantor. For policies owned by grantor trusts and purchased after February 13, 2023, benefits will be paid upon the death of the Annuitant. The Standard Death Benefit amount will be the greatest of: (a)the Accumulation Value; or (b)the Return of Premium Death Benefit; or (c)the Step–up Death Benefit (for policies applied for 5/1/2020 and after, if you were Age 80 or less when the policy was issued). For policyowners who are age 81 to 85 on the Policy Date, the Standard Death Benefit amount will be the greater of: (a)the Accumulation Value; or (b)the Return of Premium Death Benefit If more than one Beneficiary is named, each Beneficiary will be paid a pro rata portion from each Investment Division, the Fixed Account and the DCA Advantage Account in which the policy is invested as of the date we receive proof of death and all requirements necessary to make the payment to that Beneficiary. The remaining balance in the policy after paying each Beneficiary will remain in each Allocation Option in which the policy was invested as of the date we received proof of death in Good Order. We will keep the remaining balance in the policy to pay the other Beneficiaries. Due to market fluctuations, the remaining Accumulation Value may increase or decrease and we may pay subsequent Beneficiaries a different amount. Beneficiary(ies) may not make transfers between Investment Divisions of the Separate Account, the Fixed Account or any other investment option that we may offer at any time. We will make payments in a lump sum to the Beneficiary unless you have elected or the Beneficiary elects otherwise in a signed written notice in Good Order. If such an election is properly made, we will apply all or part of these proceeds: (i)under a Life Income Payment option to provide an immediate annuity for the Beneficiary who will be the policyowner and Annuitant; or (ii)under another Income Payment option we may offer at the time. Payments under the annuity or under any other method of payment we make available must be for the life of the Beneficiary, or for a number of years that is not more than the life expectancy of the Beneficiary at the time of the policyowner’s death (as determined for federal tax purposes), and must begin within one year after the policyowner’s death. (See “ANNUITY PAYMENTS (THE INCOME PHASE)—Income Payments.”) If your spouse (as defined under Federal law) is designated as the sole primary Beneficiary, we can pay the proceeds to the surviving spouse if you die before the Annuity Commencement Date or the policy can continue with the surviving spouse as (a) the new policyowner and, (b) the Annuitant, if you were the Annuitant. Please note: if your spouse is not designated as the sole primary beneficiary, when you die, the death benefit will be paid to the beneficiary(ies) you named, even if your spouse was the joint owner of the policy. For policies with one Annuitant, if the Annuitant is not an Owner and the Annuitant dies before the Annuity Commencement Date, when we receive proof of death for the Annuitant, the Owner will become the Annuitant, and the policy will continue. If the policy is jointly owned, the first Owner named will become the Annuitant. For more information about spousal continuance for policies issued in New Jersey, see “APPENDIX 2 –State Variations.” We will make any distribution or application of policy proceeds within 7 days after the New York Life Annuities Service Center receives all documents (including documents necessary to comply with federal and state tax law) in connection with the event or election that causes the distribution to take place at one of the addresses listed in the “CONTACTING NYLIAC” section of this Prospectus in Good Order, subject to postponement in certain circumstances. (See “The POLICIES—Delay of Payments.”)
Calculation Method of Benefit [Text Block]	How the Standard Death Benefit is Calculated Here is an example of how the Standard Death Benefit is calculated for policies issued to policyowners aged 80 or younger. Assume that: (1)You purchase this policy with a $200,000 premium payment; (2)A $20,000 withdrawal is made at the end of the second Policy Year, and the Accumulation Value immediately preceding the withdrawal is $240,000; (3)The Accumulation Value as of the seventh Policy Anniversary is $225,000; and (4)You die in the eighth Policy Year, and the Accumulation Value upon death is $175,000 At issue, the Adjusted Death Benefit Premium Payments are equal to $200,000 Due to the $20,000 withdrawal at the end of the second Policy Year, the Adjusted Death Benefit Premium Payments were reduced by $16,666.67, calculated as follows: ($20,000 / $240,000) * $200,000 = $16,666.67. Upon death in the eighth policy year, the Standard Death Benefit is $225,000, which is the greater of: a)the Accumulation Value upon death= $175,000, or b)Premium payments less any Return of Premium Death Benefit Proportional Withdrawal;= $183,333.33 (calculated as follows: $200,000 - $16,666.67 = $183,333.33), or c)the Step-Up Death Benefit (for policies applied for 5/1/2020 and after, if you were Age 80 or less when the policy was issued)= $225,000 In this example, for policies issued to policyowners aged 80 or younger, your Beneficiary would receive $225,000. For policies issued to policyowners aged 81-85, the Step-Up Death Benefit is not available. Accordingly, your beneficiaries would receive the greater of (a) or (b) above. In this case, it would be $183,333.33 as calculated in (b).
New York Life Premier Variable Annuity - FP Series | Investment Preservation Rider - 7Year Holding
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.00%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.30%
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.00%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.30%
New York Life Premier Variable Annuity - FP Series | Investment Preservation Rider - 10Year Holding
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.00%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.00%
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.00%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.00%
New York Life Premier Variable Annuity - FP Series | Investment Preservation Rider - 10Year Holding | Previously Offered 1
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.00%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.15%
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.00%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.15%
New York Life Premier Variable Annuity - FP Series | Investment Preservation Rider - 11Year Holding
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.00%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.90%
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.00%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.90%
New York Life Premier Variable Annuity - FP Series | Investment Preservation Rider - 11Year Holding | Previously Offered 1
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.00%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.00%
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.00%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.00%
New York Life Premier Variable Annuity - FP Series | Investment Preservation Rider - 12Year Holding
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.80%
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.80%
New York Life Premier Variable Annuity - FP Series | Investment Preservation Rider - 12Year Holding | Previously Offered 1
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.85%
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.85%
New York Life Premier Variable Annuity - FP Series | Investment Preservation Rider - 13Year Holding
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.70%
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.70%
New York Life Premier Variable Annuity - FP Series | Investment Preservation Rider - 13Year Holding | Previously Offered 1
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.70%
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.70%
New York Life Premier Variable Annuity - FP Series | Investment Preservation Rider - 14Year Holding
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.60%
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.60%
New York Life Premier Variable Annuity - FP Series | Investment Preservation Rider - 14Year Holding | Previously Offered 1
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.60%
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.60%
New York Life Premier Variable Annuity - FP Series | Investment Preservation Rider - 15Year Holding
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.50%
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.50%
New York Life Premier Variable Annuity - FP Series | Investment Preservation Rider - 15Year Holding | Previously Offered 1
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.50%
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.50%
New York Life Premier Variable Annuity - FP Series | Investment Preservation Rider - 20Year Holding
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.60%
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.60%
New York Life Premier Variable Annuity - FP Series | Investment Preservation Rider - 20Year Holding | Previously Offered 1
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.60%
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.60%
New York Life Premier Variable Annuity - FP Series | IPR Reset and Rider Reset - 7Year Holding | Previously Offered [Member]
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.10%
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.10%
New York Life Premier Variable Annuity - FP Series | IPR Reset and Rider Reset - 10Year Holding | Previously Offered [Member]
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.00%
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.00%
New York Life Premier Variable Annuity - FP Series | IPR Reset and Rider Reset - 10Year Holding | Previously Offered 1
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.00%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.15%
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.00%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.15%
New York Life Premier Variable Annuity - FP Series | IPR Reset and Rider Reset - 11Year Holding | Previously Offered [Member]
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.90%
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.90%
New York Life Premier Variable Annuity - FP Series | IPR Reset and Rider Reset - 11Year Holding | Previously Offered 1
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.00%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.00%
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.00%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.00%
New York Life Premier Variable Annuity - FP Series | IPR Reset and Rider Reset - 12Year Holding | Previously Offered [Member]
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.80%
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.80%
New York Life Premier Variable Annuity - FP Series | IPR Reset and Rider Reset - 12Year Holding | Previously Offered 1
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.85%
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.85%
New York Life Premier Variable Annuity - FP Series | IPR Reset and Rider Reset - 13Year Holding | Previously Offered [Member]
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.70%
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.70%
New York Life Premier Variable Annuity - FP Series | IPR Reset and Rider Reset - 13Year Holding | Previously Offered 1
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.70%
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.70%
New York Life Premier Variable Annuity - FP Series | IPR Reset and Rider Reset - 14Year Holding | Previously Offered [Member]
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.60%
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.60%
New York Life Premier Variable Annuity - FP Series | IPR Reset and Rider Reset - 14Year Holding | Previously Offered 1
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.60%
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.60%
New York Life Premier Variable Annuity - FP Series | IPR Reset and Rider Reset - 15Year Holding | Previously Offered [Member]
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.50%
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.50%
New York Life Premier Variable Annuity - FP Series | IPR Reset and Rider Reset - 15Year Holding | Previously Offered 1
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.50%
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.50%
New York Life Premier Variable Annuity - FP Series | IPR Reset and Rider Reset - 20Year Holding | Previously Offered [Member]
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.60%
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.60%
New York Life Premier Variable Annuity - FP Series | IPR Reset and Rider Reset - 20Year Holding | Previously Offered 1
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.60%
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.60%
New York Life Premier Variable Annuity - FP Series | Investment Preservation Rider Reset - 7Year Holding
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.30%
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.30%
New York Life Premier Variable Annuity - FP Series | Investment Preservation Rider Reset - 10Year Holding
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.00%
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.00%
New York Life Premier Variable Annuity - FP Series | Investment Preservation Rider Reset - 11Year Holding
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.90%
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.90%
New York Life Premier Variable Annuity - FP Series | Investment Preservation Rider Reset - 12Year Holding
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.80%
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.80%
New York Life Premier Variable Annuity - FP Series | Investment Preservation Rider Reset - 13Year Holding
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.70%
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.70%
New York Life Premier Variable Annuity - FP Series | Investment Preservation Rider Reset - 14Year Holding
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.60%
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.60%
New York Life Premier Variable Annuity - FP Series | Investment Preservation Rider Reset - 15Year Holding
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.50%
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.50%
New York Life Premier Variable Annuity - FP Series | Investment Preservation Rider Reset - 20Year Holding
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.60%
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.60%
New York Life Premier Variable Annuity - FP Series | Annual Death Benefit Reset (ADBR) Rider
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.00%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.25%
Optional Benefit Expense (of Other Amount), Maximum [Percent]	1.00%
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Annual Death Benefit Reset (ADBR) Rider
Purpose of Benefit [Text Block]	Provides a new locked–in higher death benefit each year from the Policy Date (“Reset Anniversary”), if your investments increase in value.
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.00%
Optional Benefit Expense (of Other Amount), Maximum [Percent]	1.00%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.25%
Brief Restrictions / Limitations [Text Block]	•Only available at the time of application to policyowners aged 75 or younger.•Resets will continue on Reset Anniversaries until the Owner (or Annuitant if the Owner is not a natural person) is age 85.•In certain jurisdictions, an ownership change or assignment will terminate the benefit.•Withdrawals could significantly reduce the benefit (possibly by an amount substantially greater than the actual amount withdrawn). •You cannot cancel the rider without surrendering the policy.
Name of Benefit [Text Block]	Annual Death Benefit Reset (ADBR) Rider
Operation of Benefit [Text Block]	Annual Death Benefit Reset RiderYou may enhance your Policy’s Standard Death Benefit by purchasing the optional ADBR Rider. The ADBR Rider is available only at the time of application, in jurisdictions where approved, to policyowners aged 75 or younger. You cannot cancel this Rider without surrendering your policy. The rider is not available for Inherited Non-Qualified polices. If you purchase this rider and you die prior to the Annuity Commencement Date, we will pay an amount as proceeds to the designated Beneficiary, as of the date we receive proof of death and all requirements necessary to make the payment at the New York Life Annuities Service Center. For policies owned by a grantor trust, all of whose grantors are individuals, benefits will be paid upon the death of any grantor. With this rider, your death benefit will be the greater of: (a)the Standard Death Benefit payable under the policy (See “DESCRIPTION OF BENEFITS –The Standard Death Benefit–Death Before Annuity Commencement”); or (b)the “ADBR Reset Value”, as defined in the next paragraph, plus any additional premium payments made since the most recent “Reset Anniversary,” less proportional withdrawals (“ADBR Reset Value Proportional Reductions”) made since the most recent Reset Anniversary; or (c)any death benefit available under any other rider attached to the policy. We automatically calculate the ADBR Reset Value, with respect to any policy, every year from the Policy Date (“Reset Anniversary”) until, for Policies applied for on or after May 1, 2019, you reach age 85 and, for Policies applied for before May 1, 2019, until you reach age 80 (or the Annuitant if the Owner is not a natural person). For policies owned by a grantor trust applied for on or after May 1, 2019, the ADBR Reset Value will be calculated until any grantor reaches age 85, and for Policies applied for before May 1, 2019, reaches age 80. On the First Policy Anniversary, the ADBR Reset Value is defined as the greater of (a) the Accumulation Value on the first Policy Anniversary; and (b) the Return of Premium Death Benefit. The ADBR Reset Value on the second and each subsequent Reset Anniversary is defined as the greatest of (a) the Accumulation Value on the current Reset Anniversary; and (b) the ADBR Reset Value on the prior Reset Anniversary, plus any premium payments applied since the prior Reset Anniversary, less any ADBR Reset Value Proportional Reductions since the prior Reset Anniversary. The rider benefit will no longer reset after the Owner’s death or for grantor trust owned policies, the death of any grantor. The only exception is if the policy remains in-force under the spousal option provision of the Policy, if available. If the Owner is not a natural person, or a grantor trust, the rider benefit will no longer reset after the death of the Annuitant. In addition, in jurisdictions where approved, if an ownership change or assignment of the policy is made, other than as explicitly described in the rider, the rider will terminate and no ADBR Reset Value will be payable. If the rider is terminated, the death benefit payable will be the benefit provided in the “DESCRIPTION OF BENEFITS – The Standard Death Benefit–Death Before Annuity Commencement” section of this Prospectus. An ADBR Reset Value Proportional Reduction is an amount equal to the amount withdrawn from the policy, after the first Policy Anniversary, (including applicable surrender charges), divided by the policy’s Accumulation Value immediately preceding the withdrawal, multiplied by the ADBR Reset Value immediately preceding the withdrawal.
Calculation Method of Benefit [Text Block]	We have set forth below an example of how the ADBR Rider works for an owner who is age 63. The current annual rider charge is 0.25% (for policies applied for on and after May 1, 2016) of the ADBR Reset Value as of the last Policy Anniversary, deducted quarterly. In this example, we have assumed the following: (1)you purchase this policy with a $200,000 initial premium payment (no additional premium payments are made) (2)the Accumulation Value as of the first Policy Anniversary is $250,000 (this is the Policy Year 1 ADBR Reset Value) (3)the current Accumulation Value is $240,000 (4)you make a withdrawal of $15,000 in the Policy Year 2 (no surrender charges are applicable) (5)you die at the beginning of the second policy quarter of Policy Year 2 after the withdrawal (6)the Accumulation Value on the date we receive the necessary requirements to pay the death benefit is $225,000 ($240,000 – $15,000) (7)the charge for the ADBR Rider is assessed (for policies applied for on and after May 1, 2016): 0.25% annually (0.0625% per quarter) (8)the Death Benefit is the greatest of: a)the Accumulation Value= $225,000 b)the Return of Premium Death Benefit= $187, 500 calculated as described below: To calculate the Return of Premium Death Benefit, you must first determine the value of any Return of Premium Death Benefit Proportional Withdrawal. The Return of Premium Death Benefit Proportional Withdrawal equals the amount of partial withdrawals ($15,000) divided by the policy’s Accumulation Value immediately preceding the withdrawal ($240,000), multiplied by the Return of Premium Death Benefit immediately preceding the withdrawal ($200,000): •($15,000/$240,000) x $200,000 = $12,500 is the proportional reduction. The total amount of premium payments made under the policy ($200,000) minus the Return of Premium Death Benefit Proportional Withdrawal ($12,500) equals the Return of Premium Death Benefit ($187,500). c)the Policy Year 2 ADBR Reset Value, which is the greatest of: 1.the Accumulation Value= $225,000 2.the prior ADBR Reset Value as of the last Reset Anniversary ($250,000), plus any premium payments made since the prior Reset Anniversary ($0), less ADBR Reset Value Proportional Reductions since the prior Reset Anniversary ($15,625).= $234,375 calculated as described below: To calculate the ADBR Reset Value, you must first determine the value of any ADBR Reset Value Proportional Reduction. The ADBR Reset Value Proportional Reduction is an amount equal to the amount withdrawn from the policy, after the first Policy Anniversary, ($15,000), divided by the policy’s Accumulation Value immediately preceding the withdrawal ($240,000), multiplied by the ADBR Reset Value immediately preceding the withdrawal ($250,000). •($15,000/$240,000) x $250,000 = $15,625. The prior ADBR Reset Value as of the last Reset Anniversary ($250,000), plus any premium payments since the prior Reset Anniversary ($0), less ADBR Reset Value Proportional Reductions since the prior Reset Anniversary ($15,625) equals $234,375.00 In this example, your Beneficiary would receive $234,375.00. The ADBR Rider ends upon the earliest of the following: 1)the Annuity Commencement Date, 2)the date you surrender the policy, 3)an ownership change or assignment of the policy, other than as described in the rider, or 4)the date we terminate the policy. Notwithstanding the foregoing, if your spouse, as the sole primary Beneficiary, elects to continue the policy as the new Owner upon your death, the Rider will not end and all of the Rider’s provisions and quarterly charges will continue to be deducted as if the new Owner had purchased the policy on the original Policy Date. You cannot cancel this Rider without surrendering your policy.
New York Life Premier Variable Annuity - FP Series | Investment Preservation Rider - FP Series Death Benefit
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Other Amount), Maximum [Percent]	2.00%
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Investment Preservation Rider – FP Series Death Benefit
Purpose of Benefit [Text Block]	A death benefit that is available if you purchase the IPR.The IPR guarantees that your beneficiaries will receive the greater of: (i) the Standard Death Benefit; (ii) any death benefit available under any other rider attached to your policy; or (iii) the IPR Death Benefit.
Optional Benefit Expense (of Other Amount), Maximum [Percent]	2.00%
Brief Restrictions / Limitations [Text Block]	•Only available at the time of application.•The IPR Death Benefit that is payable under the IPR may require that the Owner hold the policy for a minimum waiting period before the IPR Death Benefit equals the Guaranteed Amount under the IPR. If the Owner dies prior to the end of that required waiting period, the IPR Death Benefit will be equal to the first policy year premiums less any proportional withdrawals. (See DESCRIPTION OF BENEFITS – Investment Preservation Rider – FP Series for more information on IPR Death Benefit calculations.)•Similarly, if an IPR Reset is elected, a new waiting period, as applicable, will begin before the Guaranteed Amount is payable as the IPR Death Benefit. If the Owner dies prior to the end of the new applicable waiting period, the IPR Death Benefit will be equal to the Accumulation Value as of the Rider Reset Effective Date less any proportional withdrawals.•Only payable if the Owner’s spouse does not elect to continue the policy pursuant to its spousal continuance option. If the Owner’s spouse elects to continue the policy, the IPR will continue and the IPR Death Benefit will not be paid.•See the next table “OPTIONAL LIVING BENEFITS AVAILABLE FOR A FEE—IPR FP Series” for more information about the restrictions and limitations applicable to the IPR.•Not available in certain jurisdictions. See APPENDIX 2 – State Variations.
Name of Benefit [Text Block]	Investment Preservation Rider – FP Series Death Benefit
Operation of Benefit [Text Block]	The IPR Death Benefit is available in jurisdictions where approved (see “APPENDIX 2 – State Variations” for more information). If you purchased your policy on or prior to November 12, 2023: For the 10, 11, 12, 13, 14 and 15-year Holding Periods: If the Owner dies on or before the Holding Period End Date and the Owner’s spouse does not continue the policy pursuant to the policy’s death benefit provisions, the death benefit will be equal to the greatest of 1, 2 and 3(a). If the Owner dies after the Holding Period End Date and the Owner’s spouse does not continue the policy pursuant to the policy’s death benefit provisions, the death benefit will be equal to the greatest of 1, 2 and 3(b). (1)The amount of the death benefit payable under the policy. (See “DESCRIPTION OF BENEFITS – The Standard Death Benefit–Death Before Annuity Commencement”.) (2)Any death benefit available under any other rider attached to the policy. (3)The IPR Death Benefit, which is: (a)The Guaranteed Amount; or (b)The Guaranteed Amount on the Holding Period End Date, increased by any premium payments received after the Holding Period End Date and reduced proportionally for withdrawals taken after the Holding Period End Date. For the IPR Death Benefit in (b) above, the proportional reduction for withdrawals is equal to the amount withdrawn (including any Surrender Charges that you may incur as a result of the withdrawal), divided by the policy’s Accumulation Value immediately preceding the withdrawal, multiplied by the IPR Death Benefit immediately preceding the withdrawal. For the 20 year Holding Period: If the Owner dies within the last two (2) years of the rider Holding Period and the Owner’s spouse does not continue the policy pursuant to the policy’s death benefit provisions, the death benefit will be equal to the greatest of 1, 2 and 3(a). If the Owner dies before the last two (2) years of the rider Holding Period and the Owner’s spouse does not continue the policy pursuant to the policy’s death benefit provisions, the death benefit will be equal to the greatest of 1, 2 and 3(b). If the Owner dies after the Holding Period End Date and the Owner’s spouse does not continue the policy pursuant to the policy’s death benefit provisions, the death benefit will be equal to the greatest of 1, 2 and 3(c). (1)The amount of the death benefit payable under the policy. (See “DESCRIPTION OF BENEFITS – The Standard Death Benefit–Death Before Annuity Commencement”.) (2)Any death benefit available under any other rider attached to the policy. (3)The IPR Death Benefit, which is: (a)The Guaranteed Amount; or (b)A portion of the Guaranteed Amount which is determined by dividing the Guaranteed Amount by 150%; or (c)The Guaranteed Amount on the Holding Period End Date, increased by any premium payments received after the Holding Period End Date and reduced proportionally for withdrawals taken after the Holding Period End Date. For the IPR Death Benefit in (c) above, the proportional reduction for withdrawals is equal to the amount withdrawn (including any Surrender Charges that you may incur as a result of the withdrawal), divided by the policy’s Accumulation Value immediately preceding the withdrawal, multiplied by the IPR Death Benefit immediately preceding the withdrawal. If you purchased your policy on or after November 13, 2023: For policies where the IPR Guarantee Percentage is 100% or less: If the Owner dies on or before the Holding Period End Date and the Owner’s spouse does not continue the policy pursuant to the policy’s death benefit provisions, the death benefit will be equal to the greatest of 1, 2 and 3(a). If the Owner dies after the Holding Period End Date and the Owner’s spouse does not continue the policy pursuant to the policy’s death benefit provisions, the death benefit will be equal to the greatest of 1, 2 and 3(b). (1)The amount of the death benefit payable under the policy. (See “DESCRIPTION OF BENEFITS – The Standard Death Benefit–Death Before Annuity Commencement”.) (2)Any death benefit available under any other rider attached to the policy. (3)The IPR Death Benefit, which is: (a)The Guaranteed Amount; or (b)The Guaranteed Amount on the Holding Period End Date, increased by any premium payments received after the Holding Period End Date and reduced proportionally for withdrawals taken after the Holding Period End Date. For the IPR Death Benefit in (b) above, the proportional reduction for withdrawals is equal to the amount withdrawn (including any Surrender Charges that you may incur as a result of the withdrawal), divided by the policy’s Accumulation Value immediately preceding the withdrawal, multiplied by the IPR Death Benefit immediately preceding the withdrawal For policies where the IPR Guarantee Percentage is 101% or more: If the Owner dies within the last two (2) years of the rider Holding Period and the Owner’s spouse does not continue the policy pursuant to the policy’s death benefit provisions, the death benefit will be equal to the greatest of 1, 2 and 3(a). If the Owner dies before the last two (2) years of the rider Holding Period and the Owner’s spouse does not continue the policy pursuant to the policy’s death benefit provisions, the death benefit will be equal to the greatest of 1, 2 and 3(b). If the Owner dies after the Holding Period End Date and the Owner’s spouse does not continue the policy pursuant to the policy’s death benefit provisions, the death benefit will be equal to the greatest of 1, 2 and 3(c). (1)The amount of the death benefit payable under the policy. (See “DESCRIPTION OF BENEFITS – The Standard Death Benefit–Death Before Annuity Commencement”.) (2)Any death benefit available under any other rider attached to the policy. (3)The IPR Death Benefit, which is: (a)The Guaranteed Amount; or (b)A portion of the Guaranteed Amount which is determined by dividing the Guaranteed Amount by the applicable IPR Percentage as reflected on your IPR rider data page (See rate Sheet Prospectus Supplement for the IPR Guaranteed Amount Percentage applicable for new purchases); or (c)The Guaranteed Amount on the Holding Period End Date, increased by any premium payments received after the Holding Period End Date and reduced proportionally for withdrawals taken after the Holding Period End Date. For the IPR Death Benefit in (c) above, the proportional reduction for withdrawals is equal to the amount withdrawn (including any Surrender Charges that you may incur as a result of the withdrawal), divided by the policy’s Accumulation Value immediately preceding the withdrawal, multiplied by the IPR Death Benefit immediately preceding the withdrawal. Payment of a death benefit terminates the IPR. It is important to note that for purposes of calculating the IPR Guaranteed Amount under the IPR Death Benefit, Partial Withdrawals (including required minimum distributions) proportionally reduce the Guaranteed Amount while additional premium payments increase the Guaranteed Amount dollar for dollar. This means that under certain market conditions, a partial withdrawal will cause a greater decrease to the IPR Guaranteed Amount than the increase to the IPR Guaranteed Amount from a premium payment of the same amount as the withdrawal. For example, assume that you are in your first Policy Year. You made an initial premium payment of $100,000. Assuming that the IPR Guarantee Percentage is 100%, your IPR Guaranteed Amount will be 100% of the sum of all premium payments that we receive in the first Policy Year (i.e., $100,000). Assume further, however, that your Accumulation Value immediately dropped due to negative market performance and is now only $80,000. If you requested a withdrawal of $20,000 at a time where your Accumulation Value was less than the IPR Guaranteed Amount, the IPR Guaranteed Amount Proportional Reduction would operate to lower the IPR Guaranteed Amount by $25,000. Your IPR Guaranteed Amount after the withdrawal would be $75,000. See the above “How the IPR is Calculated” to see how this would occur. Although you only requested a withdrawal of $20,000, it resulted in a $25,000 reduction of the benefit guaranteed by the IPR. If, however, there had been no negative market performance and you made a premium payment of $20,000 instead of a withdrawal, the effect on your IPR Guarantee would be to increase your IPR Guaranteed Amount by $20,000 so that it is now $120,000. A withdrawal, therefore, may have a greater impact on the value of the benefit than would a payment made in the same amount. Please consult your investment adviser representative before making a withdrawal to discuss its impact on your IPR benefit.
Calculation Method of Benefit [Text Block]	Calculation of the IPR Death Benefit: Here is an example of how the IPR Death is calculated: (1)IPR with a 10 year Holding Period is purchased at the time of application; (2)You made an initial premium payment of $100,000; (3)No additional premiums are made; (4)The IPR Guarantee Percentage is 100%; therefore, the Guaranteed Amount is 100% of the sum of all premium payments that we receive in the first Policy Year, less all the Guaranteed Amount Proportional Reductions made during the rider Holding Period; (5)As of the fourth Policy Anniversary, an IPR Reset is requested because the Accumulation Value has increased to $150,000. After the reset, the new Guaranteed Amount is increased to $150,000 and a new 10 year Holding Period has begun; (6)You die in the fifth Policy Year, and the Accumulation Value upon death is now $140,000 due to market fluctuations; Upon death in the fifth Policy Year, the death benefit payable is the greater of: (1) The Standard Death Benefit, which is a)the Accumulation Value upon death= $140,000 or b)the Return of Premium Death Benefit= $100,000 (2) The IPR Death Benefit, which is c)the IPR Guaranteed Amount= $150,000 In this example, your beneficiary would receive the IPR Death Benefit amount of $150,000. For this example, assume: (1)IPR with a 10 year Holding Period is purchased at the time of application on or after November 13, 2023; (2)You made an initial premium payment of $100,000; (3)Your IPR Guarantee Percentage is 105%; therefore, the Guaranteed Amount is 105% of the sum of all premium payments that we receive in the first Policy Year, less all Guaranteed Amount Proportional Reductions made during the rider Holding Period; (4)No additional premiums are made; (5)As of the fourth Policy Anniversary, an IPR Reset is requested because the Accumulation Value has increased to $150,000. After the reset, the new Guaranteed Amount is increased to $157,500 and a new Holding Period has begun; (6)You die in the fifth Policy Year, and the Accumulation Value upon death is now $140,000 due to market fluctuations; Upon death in the fifth Policy Year, the death benefit payable is the greater of: (1)The Standard Death Benefit, which is the Accumulation Value upon death = $140,000 or; (2)The Return of Premium Death Benefit = $100,000 or; (3)The IPR Death Benefit = $150,000 (calculated as follows $157,500 / 105% = $150,000) (the Guaranteed Amount is not payable because death occurred prior to the minimum waiting period) In this example, your beneficiary would receive the IPR Death Benefit amount of $150,000. If death occurred within the last two years of the new Holding Period End Date or after the new Holding Period End Date, the IPR Death Benefit would have been $157,500. Spousal Continuance with the IPR Using the first death benefit calculation example, assume that instead of electing the IPR Death Benefit when the policyowner died in Policy Year 5, the surviving spouse elected to continue the policy as the new Owner. All of the values that existed at the time of the original policyowner’s death would simply continue as though the spouse as the new Owner had purchased the policy on the original Policy Date. For example: (1)The IPR Guaranteed Amount would be $150,000 because the deceased spouse reset in Policy Year 4. Since a new 10 year Holding Period began upon the reset, there are 9 years left in the IPR Holding Period. (2)The Accumulation Value in Policy Year 5 at the time of death is still $140,000 and the policy will continue. The surviving spouse has all the rights under the policy, including the ability to make transfers, premium payments and withdrawals. The surviving spouse may also elect to reset the IPR Guaranteed Amount if he or she chooses. Please note that for jointly-owned policies, a spouse can only elect to continue the policy if the surviving spouse has been designated the sole primary beneficiary of the policy. If someone other than the surviving spouse is designated as a beneficiary, the spousal continuance option is not available. Information for Policies issued with the IPR before May 1, 2018 For policies issued with the IPR before May 1, 2018, the following difference applies: The Investment Division restrictions associated with the IPR set forth in APPENDIX 1B do not apply to your IPR.
New York Life Premier Variable Annuity - FP Series | Investment Preservation Rider - FP Series
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Other Amount), Maximum [Percent]	2.00%
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Investment Preservation Rider – FP Series
Purpose of Benefit [Text Block]	Protects your investment from loss for a specified Holding Period. If, after a specified Holding Period, your Accumulation Value is less than the amount guaranteed, we will make a one-time increase to your Accumulation Value to make it equal to the guaranteed amount.You may request to reset the guaranteed amount (an IPR Reset) under certain circumstances.In most jurisdictions, includes an IPR Death Benefit which is payable upon the death of the Owner if the Owner dies before the end of the Holding Period.
Optional Benefit Expense (of Other Amount), Maximum [Percent]	2.00%
Brief Restrictions / Limitations [Text Block]	•Only available at the time of application to policyowners aged 75 or younger (70 or younger for the 20-year Holding Period).•You should not select this rider unless you intend to keep the policy for at least as long as the Holding Period you’ve selected.•The rider is irrevocable, and cannot be cancelled after a 30 day right to examine period.•Provides no benefit if you surrender the policy before the end of the Holding Period.•Restricts the availability of certain investment options. See APPENDIX 1B and 1C.•Premium payments are only permitted (a) in the first Policy Year or (b) after a specified Holding Period.•Withdrawals could significantly reduce the benefit (possibly by an amount greater than the actual amount withdrawn).•An IPR Reset starts a new Holding Period. New annual charges may apply after you elect an IPR Reset.•IPR Reset rights may be suspended or discontinued and are subject to age limits.
Name of Benefit [Text Block]	Investment Preservation Rider – FP Series
Operation of Benefit [Text Block]	Investment Preservation Rider – FP SeriesThe Investment Preservation Rider – FP Series (“IPR”) is available only at the time of application and your right to cancel the IPR is limited as described below. The IPR is available with all Non-Qualified, IRA, SEP IRA and Roth IRA policies if the Owner (oldest Owner, if the policy is jointly owned) and the Annuitant (oldest Annuitant, if the policy has joint Annuitants) are age 75 or younger (70 or younger for the 20-year Holding Period) on the Rider Effective Date. The rider is not available on Inherited IRA, Inherited Roth IRA and Inherited Non-Qualified policies. While IPR is in effect, you may only make premium payments to the policy (a) in the first Policy Year or (b) after the IPR Holding Period End Date. The IPR allows you to choose among eight (8) different Holding Periods. If you purchase the IPR, you will be eligible to receive a one–time adjustment to your Accumulation Value in the event that your Accumulation Value is less than the amount guaranteed under the IPR on the applicable policy anniversary of the Rider Effective Date (or most recent reset date) for the Holding Period you choose. You may request to reset the guaranteed amount (an “IPR Reset”) under certain circumstances, as described below. Certain features of the IPR may not be available in all jurisdictions; contact your registered representative or see “APPENDIX 2 – State Variations” for more information. The IPR ends on the applicable policy anniversary of the Rider Effective Date (or most recent reset date) for the Holding Period you choose (See “IPR DEATH BENEFIT” regarding the terms under which such death benefit may continue after the IPR ends). The applicable policy anniversary depends on the Holding Period you choose. While the IPR is in effect and prior to the IPR Holding Period End Date, we will deduct a charge from your Accumulation Value on each policy quarter. (See “CHARGES AND DEDUCTIONS— Optional Benefit Expenses-Charge for the Investment Preservation Rider – FP Series” and the Rate Sheet Prospectus Supplement for current charges). When you make a partial withdrawal (including required minimum distributions from IRAs), we will reduce the amount that is guaranteed (the “Guaranteed Amount”) under the IPR proportionally (“Guaranteed Amount Proportional Reduction”). A Guaranteed Amount Proportional Reduction is equal to the amount withdrawn from the policy (including any amount withdrawn for the surrender charge) divided by the Accumulation Value immediately preceding the withdrawal, multiplied by the Guaranteed Amount immediately preceding the withdrawal. For example, if you withdrew 10% of the Accumulation Value, your Guaranteed Amount will be reduced by 10%. Please note that benefits payable under the IPR are payable from NYLIAC’s general account and are subject to the claims paying ability of NYLIAC. No third–party guarantees are involved. The IPR Guaranteed Amount For policies with applications signed before May 1, 2023, the Guaranteed Amount under the IPR is as follows: (i)For the 10, 11, 12, 13, 14, or 15 year Holding Periods: The Guaranteed Amount will equal 100% of the sum of all premium payments made in the first Policy Year, less all Guaranteed Amount Proportional Reductions made during the rider Holding Period. (ii)For the 20 year Holding Period: The Guaranteed Amount will equal 150% of the sum of all premium payments made in the first Policy Year, less all Guaranteed Amount Proportional Reductions made during the rider Holding Period. For policies with applications signed on or after May 1, 2023, the Guaranteed Amount will equal the IPR Guarantee Percentage of the sum of all premium payments made in the first Policy Year, minus all IPR Guaranteed Amount Proportional Reductions made during the rider Holding Period. The IPR Guarantee Percentage used to determine the IPR Guaranteed Amount is subject to change and will depend on when you purchase your policy. Once you purchase the policy, however, the IPR Guarantee Percentage will not change for the life of the IPR. For current percentages applicable to new purchases, see the Rate Sheet Prospectus Supplement. See APPENDIX 3 for the IPR Guarantee Percentages that applied to historical purchases. IPR Reset: You can decide to reset to increase the Guaranteed Amount under the IPR. You may request to reset the Guaranteed Amount at any time while the IPR is in effect as long as (a) the Owner (oldest Owner, if the policy is jointly owned) and the Annuitant (oldest Annuitant, if the Policy has joint Annuitants) are age 75 or younger (for the 7, 10, 11, 12, 13, 14 and 15 year Holding Periods), or age 70 or younger (for the 20 year Holding Period) and (b) prior to the reset, the Accumulation Value multiplied by the IPR Guarantee Percentage is greater than the Guaranteed Amount. For an IPR Reset, you must send a written request in Good Order to the New York Life Annuities Service Center at one of the addresses listed in the “CONTACTING NYLIAC” section of this Prospectus. The reset will take effect on the Policy Anniversary immediately following the date we receive your request to reset (the “Rider Reset Effective Date”) and, at such time, the IPR Guaranteed Amount will be increased to the IPR Guarantee Percentage of your Accumulation Value as of the Rider Reset Effective Date. After the reset(s), Guaranteed Amount Proportional Reductions still apply during the new Holding Period. Additionally, upon reset of policies purchased on or before November 12, 2023, the terms of the IPR Death Benefit for the 20 year Holding Period are also reset so that the Owner must hold the rider for the new minimum waiting period (within two years of the new Holding Period End Date), for the IPR Death Benefit to equal the Guaranteed Amount; if the death of the Owner is earlier than within two years of the new Holding Period End Date, the IPR Death Benefit will be the Accumulation Value as of the Rider Reset Effective Date less any proportional withdrawals. For resets under policies purchased on or after November 13, 2023, for any Holding Period selected, where the Guarantee Percentage under the IPR is 101% or more, the terms of the IPR Death Benefit are also reset so that the death of the Owner must be within or after the last two years of the new Holding Period End Date in order for the IPR Death Benefit to equal the Guaranteed Amount; if the death of the Owner is earlier than within two years of the new Holding Period End Date, the IPR Death Benefit will be the Accumulation Value as of the Rider Reset Effective Date less any proportional withdrawals. We may also set a new charge for the IPR on that Policy Anniversary (not to exceed the guaranteed maximum charge in the “FEE TABLE”) Please see the Rate Sheet Prospectus Supplement that is in effect as of your Rider Reset Effective Date for the charges that will apply to your IPR after reset. In addition, upon reset, allocation restrictions may change. When you reset, a new rider Holding Period with the same duration as the original rider Holding Period will begin as of the Rider Reset Effective Date. That means, for example, if you purchase IPR with a 12 year Holding Period, and you elect to reset in policy year four (4), a new 12 year Holding Period will begin on the Policy Anniversary immediately following the date we receive your request to reset. You will not be eligible to receive a one-time adjustment to your Accumulation Value until the Policy Anniversary following the end of the new rider Holding Period. We can suspend or discontinue the ability to reset the Guaranteed Amount at any time in our sole discretion on a nondiscriminatory basis. If we decide to suspend or discontinue the ability to reset the Guaranteed Amount, we will promptly notify you in writing. Please contact your registered representative for more information. A policyowner may cancel an IPR Reset at any time prior to or within thirty (30) days after the Rider Reset Effective Date. If you cancel your request to reset, no change will be made to the IPR Guaranteed Amount, IPR Holding Period, IPR Holding Period End Date, (if previously reset, the Rider Reset Effective Date), allocation restrictions, or the IPR Charge, if applicable. Example of an IPR Reset In this example, we have assumed the following: (1)IPR with a 10-year Holding Period is purchased at the time of application: (2)An initial premium payment of $100,000 is made; (3)Your IPR Guarantee Percentage is 100%; therefore, the Guaranteed Amount equals 100% of the sum of all premium payments that we receive in the first Policy Year, less all Guaranteed Amount Proportional Reductions made during the rider Holding Period; (4)No additional premium payments are made; (5)On Policy Year 4, after deduction of all cumulative policy fees and charges, your Accumulation Value increases due to market gain to $130,000; (6)Because you have experienced market gains by Policy Year 4, you decide to request an IPR Reset as of the 4th Policy Anniversary; (7)After the reset, your new Guaranteed Amount is $130,000; and (8)Your Holding Period End Date is extended an additional 10 years (Policy Year 14). IPR Investment Restrictions If you purchase IPR, you will be allowed to allocate your premium payments to the Investment Divisions, an available Asset Allocation Model and the DCA Advantage Account subject to the restrictions set forth in APPENDIX 1B. The Fixed Account is not available while the IPR is in effect and prior to the IPR Holding Period End Date. Upon any termination of the IPR, the Fixed Account will be an available investment option. If you purchase the IPR, there will be limitations on how you allocate to the Investment Divisions. You may allocate your premium payment to Investment Divisions in the Asset Allocation Categories in accordance with the specified thresholds or to one of the available Asset Allocation Models. Individual transfers between Investment Divisions, the DCA Advantage Account and/or Asset Allocation Models are not allowed. If you wish to complete an individual transfer between the Investment Divisions or change to a different Asset Allocation Model (if available), you must send a reallocation form to the New York Life Annuities Service Center at one of the addresses in the “CONTACTING NYLIAC” section of this Prospectus. Each policy quarter, we will automatically rebalance your current allocations to conform to your most recent allocation instructions. The Investment Division restrictions associated with the IPR seek to moderate overall volatility or hedge against down-market volatility, and may limit your participation in positive investment performance. Other investment options that are available if you do not purchase the IPR may offer the potential for higher returns. You should consult with your registered representative and carefully consider whether the Investment Division restrictions associated with the IPR meet your investment objectives and risk tolerance. The Asset Allocation Categories and the Asset Allocation Models available with IPR are set forth in Appendix 1B. If you choose an IPR Reset, the restrictions on investment allocations may change. These changes could include, without limitation, changes to the Investment Divisions available under each Asset Allocation Category, adding or removing Asset Allocation Categories, an adjustment to the minimum and/or maximum allocation percentages available under the Asset Allocation Categories, adding or removing Asset Allocation Models and/or discontinuing the availability of the DCA Advantage Account. With the IPR, you do not have to surrender the policy to receive any applicable benefit. You will be eligible to receive any benefit payable on the Policy Anniversary for the Holding Period you chose after the later of the Policy Date or the most recent reset date. You do not need to take any action. We will inform you in writing if you are eligible to receive the one-time adjustment to your Accumulation Value under the IPR. We will also inform you of your options in the event that such one-time adjustment is made to your Accumulation Value which are to (i) surrender the policy and receive the adjusted Accumulation Value (which may be subject to surrender charges), or (ii) continue the policy at the adjusted Accumulation Value, which is subject to market fluctuation. If you are eligible to receive an adjustment, we will credit an amount to your Accumulation Value pro rata in accordance with your allocations currently on file. If you surrender the policy, amounts paid to you under the IPR may be taxable and you may be subject to a 10% penalty tax if such amounts are paid before you reach age 59½. The Effects of Surrendering the Policy or Cancelling the IPR You may cancel the IPR within thirty (30) days after delivery of the policy. To cancel, you must return the IPR to the New York Life Annuities Service Center at one of the addresses listed in the “CONTACTING NYLIAC” section of this Prospectus or to the registered representative through whom you purchased it with a written request for cancellation. Upon receipt of this request, we will promptly cancel the IPR and refund any IPR charges which may have been deducted. After the 30-day period, you may only cancel the IPR if we suspend your right to reset the Guaranteed Amount at any time. The IPR will provide no benefit if you surrender the policy before the Policy Anniversary on which you are eligible to receive a potential one-time adjustment to your Accumulation Value. Therefore, you should purchase the IPR only if you intend to keep the policy for at least the rider Holding Period you choose (7, 10, 11, 12, 13, 14, 15 or 20 years). In most jurisdictions, the IPR will terminate if an ownership change or assignment of the policy is made, other than as explicitly described in the rider. The Effects of Withdrawals on the IPR Any withdrawal reduces the Guaranteed Amount proportionally and the amount of charges assessed for the IPR. While the IPR is in effect, withdrawals will be deducted proportionally from the Allocation Options. However, please note that charges assessed for the IPR prior to the date of any withdrawal (including required minimum distributions from IRAs) will not be retroactively adjusted. It is important to note that if you make any withdrawals (including required minimum distributions from IRAs) while the IPR is in effect, you may not be able to receive the full value of the IPR. The reduction in the Guaranteed Amount may be significant and could be greater than the actual amount withdrawn. This may occur when you request a withdrawal at a time when your Accumulation Value is lower than the Guaranteed Amount (see example below). As a result, the IPR may not be appropriate for you if you intend to take withdrawals (including required minimum distributions from IRAs) before the end of the Holding Period you choose. You should consult your registered representative and tax advisor if you have any questions about the use of the IPR in your tax situation.
Calculation Method of Benefit [Text Block]	How the IPR is Calculated We have set forth below an example of how the benefit from the IPR may be realized and how withdrawals (including required minimum distributions from IRAs) will impact the Guaranteed Amount and how we calculate the Guaranteed Amount Proportional Reduction. In this example, we have assumed the following: (1)IPR with a 10 year Holding Period is purchased at the time of application: (2)An initial premium payment of $100,000 is made; (3)Your IPR Guarantee Percentage is 100%; therefore the Guaranteed Amount equals 100% of the sum of all premium payments that we receive in the first Policy Year, less all Guaranteed Amount Proportional Reductions made during the rider Holding Period; (4)No additional premium payments are made; (5)A withdrawal of $20,000 is made in the eighth policy year; (6)The Accumulation Value immediately preceding the withdrawal has decreased to $80,000; and (7)As of the Holding Period End Date, the Accumulation Value on the Policy Anniversary corresponding to the Holding Period you chose has decreased to $50,000. The Guaranteed Amount when we issued the policy was $100,000. When the withdrawal was made in the eighth Policy Year, we reduced the Guaranteed Amount by the amount of the Guaranteed Amount Proportional Reduction. We calculated the amount of the Guaranteed Amount Proportional Reduction by taking the requested withdrawal amount, dividing it by the Accumulation Value immediately preceding the withdrawal, and then multiplying that number by the Guaranteed Amount immediately preceding the withdrawal. Guaranteed Amount Proportional Reduction = ($20,000/$80,000) x $100,000 = $25,000 To determine the new Guaranteed Amount after the withdrawal, we subtracted the amount of the Guaranteed Amount Proportional Reduction from the initial Guaranteed Amount: ($100,000 – $25,000) = $75,000. On the Policy Anniversary for the Holding Period, the Accumulation Value ($50,000) is less than the Guaranteed Amount of $75,000. Therefore, you are eligible to receive a one–time adjustment to your Accumulation Value of $25,000. If you had chosen the 20 year Holding Period, assuming an IPR Guarantee Percentage of 150%, the Guaranteed Amount when we issued the policy would have been $150,000. Then the Guaranteed Amount Proportional reduction in year eight would have been ($20,000/$80,000) x $150,000 = $37,500 and the Guaranteed Amount after the Guaranteed Amount Proportional Reduction would have been $112,500. On the Policy Anniversary for the 20 year Holding Period, the Accumulation Value ($50,000) is less than the Guaranteed Amount of $112,500. Therefore, you would have been able to receive a one-time adjustment of $62,500. After the adjustment is paid, the rider will end (See “DESCRIPTION OF BENEFITS–Investment Preservation Rider–IPR Death Benefit” regarding the terms under which such death benefit may continue after the IPR ends). You would not have been eligible to receive this adjustment to your Accumulation Value if you had not purchased the IPR Rider. Upon your death, the IPR and the policy will terminate unless your spouse chooses to continue the policy. Your spouse must be the sole primary beneficiary to continue the IPR and the policy. If your spouse chooses to continue the IPR and the policy, no death benefit proceeds will be paid upon your death.
New York Life Premier Variable Annuity - FP Series | Living Needs Benefit Unemployment Rider
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Living Needs Benefit / Unemployment Rider
Purpose of Benefit [Text Block]	Waives Surrender Charges if the Owner experiences certain “qualifying events” such as: (i) confinement to a health care facility for 60 consecutive days; (ii) terminal illness; or (iii) disability. If the Owner becomes unemployed, the rider waives Surrender Charges on a one-time withdrawal of up to 50% of your Accumulation Value.
Optional Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	•Policy must have been in force for at least one year and have a minimum Accumulation Value of $5,000.•Qualifying Event (as defined in the rider) must occur after the Policy Date.•Not available if any Owner has attained age 86 on the Policy Date.•For the Disability portion of the rider, any withdrawal after your 66th birthday will not be eligible for the rider benefit and surrender charges may apply.•A determination letter from your state’s Department of Labor is required for unemployment benefit.•Unemployment must be for at least 60 consecutive days.•If the Owner(s) is not a natural person, all restrictions and benefits of the rider are based on the Annuitant.•Rider benefits and requirements to qualify for the rider benefits may not be the same in all jurisdictions.
Name of Benefit [Text Block]	Living Needs Benefit / Unemployment Rider
Operation of Benefit [Text Block]	Living Needs Benefit/Unemployment RiderThis rider is available at no additional cost. Rider benefits and requirements to qualify for the rider benefits may not be the same in all jurisdictions. We include a Living Needs Benefit/Unemployment Rider for all types of policies. In Connecticut, the rider is named the “Living Needs Benefit Rider” and the Unemployment and Disability portions of the rider are not available. In New York, the rider is named “Waiver Of Surrender Charges For Living Needs Qualifying Events” and the Unemployment portion of the rider is not available. In New Jersey, the rider is named the “Living Needs Benefit Rider” and the Unemployment portion of the rider is not available. The Living Needs Benefit/Unemployment Rider will waive all surrender charges (or a portion of surrender charges in the case of Unemployment), if you provide satisfactory proof that the Owner has experienced a Qualifying Event (as defined below). In order to receive the benefit associated with this rider, your policy must have been in force for at least one year and have a minimum Accumulation Value of $5,000 and the Qualifying Event must occur on or after the Policy Date. For the Disability portion of the rider, any withdrawal after your 66th birthday will not be eligible for the rider benefit and surrender charges may apply. For the Unemployment portion of the rider, we will waive surrender charges on a one-time withdrawal of up to 50% of your Accumulation Value. Surrender charges will apply on amounts withdrawn in excess of that amount and on subsequent withdrawals. In addition, none of the benefits of this rider are available for policies where any Owner(s) has attained their 86th birthday on the Policy Date. If the Owner(s) is not a natural person, all restrictions and benefits of the rider are based on the Annuitant. The types of Qualifying Events are defined as follows: (a)Health Care Facility (defined as a state licensed/certified nursing home/assisted living facility): The Owner is enrolled and living in a Health Care Facility for 60 consecutive days. A Health Care Facility is defined as a state licensed/certified nursing home/assisted living facility. In addition, we may also require proof of continued disability as of the date of the withdrawal. (b)Terminal Illness: A determination by a licensed physician that the Owner has a life expectancy of 12 months or less. (c)Disability: A determination by a licensed physician that the Owner has a disability that prevents them from performing any work for pay or profit for at least 12 consecutive months. We may require proof of continued disability as of the date of the withdrawal. (d)Unemployment: A determination letter from the applicable state’s Department of Labor that the Owner qualifies for and has been receiving state unemployment benefits for 60 consecutive days. A Health Care Facility is defined as a state licensed/certified nursing home/assisted living facility. In addition, we may also require proof of continued disability as of the date of the withdrawal.
Calculation Method of Benefit [Text Block]	For example, if an Owner with $100,000 in Accumulation Value experiences one of the Qualifying Events described in (a) – (c) above in Policy Year 3, he or she will be able to take withdrawals from his or her policy without having to pay a surrender charge on such withdrawals for as long as the Owner satisfies the conditions of eligibility. If the Owner were to experience the Qualifying Event of Unemployment in (d) in Policy Year 3, he or she would be able to make a one-time withdrawal of up to $50,000 without having to pay a surrender charge on such withdrawal. If he or she were to withdraw in excess of $50,000, he or she would pay a surrender charge on the amount exceeding $50,000 and on any subsequent withdrawals. You will be able to receive benefits under this rider the later of the date you meet the above requirements or the date we receive your documentation in Good Order at the New York Life Annuities Service Center at one of the addresses listed in the “CONTACTING NYLIAC” section of this Prospectus.
New York Life Premier Variable Annuity - FP Series | Automatic Asset Rebalancing
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Automatic Asset Rebalancing
Purpose of Benefit [Text Block]	Automatically rebalances your Variable Accumulation Value (either quarterly, semi–annually, or annually) to maintain the percentage allocated to each Investment Division at a pre–set level.
Optional Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	•Cannot be used with the traditional Dollar Cost Averaging option.•You must have a minimum Accumulation Value of $2,500 to elect this option, and a minimum of $2,500 to continue it as scheduled.
Name of Benefit [Text Block]	Automatic Asset Rebalancing
Operation of Benefit [Text Block]	Automatic Asset RebalancingThis policy feature, which is available at no additional cost, allows you to automatically maintain the percentage of your Variable Accumulation Value allocated to each Investment Division at a pre-set level. Unless you opt out of AAR on your application or in a subsequent notice, your policy will be subject to AAR. AAR works as follows: You might specify that 50% of the Variable Accumulation Value of your policy be allocated to the NYLIM VP MacKay Convertible Investment Division and 50% of the Variable Accumulation Value be allocated to the NYLIM VP PineStone International Equity Investment Division. Over time, the fluctuations in returns from each of these Investment Divisions will shift the percentages of your Variable Accumulation Value in each Investment Division. Using AAR, NYLIAC will automatically transfer your Variable Accumulation Value back to the percentages you specify.
AAR also applies if your Variable Accumulation Value is allocated to an Asset Allocation Model. You can choose to have AAR transfers made on your quarterly, semi-annual, or annual Policy Anniversary. If at any time you elect not to use the AAR feature and then change your mind, you must send a completed AAR request form to the New York Life Annuities Service Center at one of the addresses listed in the “CONTACTING NYLIAC” section of this Prospectus or by any other method we make available. The New York Life Annuities Service Center must receive the completed AAR request form at least five Business Days before the date that the rebalancing is scheduled to begin. If we receive your completed AAR request form for this option less than five Business Days prior to the date you request rebalancing to begin, the reallocation will begin on the next rebalancing date based on the rebalancing frequency you selected. Faxed and e-mailed AAR requests are not currently accepted; however, we reserve the right to accept them at our discretion. You may modify an existing AAR by contacting us by phone at the number provided in the “CONTACTING NYLIAC” section of this Prospectus. We will suspend AAR automatically if the Variable Accumulation Value is less than $2,500 on a reallocation date. Once the Variable Accumulation Value equals or exceeds this amount, AAR will resume automatically as scheduled. There is no minimum amount that you must allocate among the Investment Divisions under this option. AAR may be cancelled if a premium allocation change or transfer is submitted on your behalf that is inconsistent with your current AAR arrangement. You may prevent this cancellation if a conforming AAR change is processed within one Business Day of the inconsistent premium allocation change or transfer. You may cancel the AAR feature at any time by sending a written cancellation request in Good Order to the New York Life Annuities Service Center or by contacting us by phone or online as described in the “CONTACTING NYLIAC” section of this Prospectus. You may not elect the AAR feature if you have selected the traditional Dollar Cost Averaging option. However, you have the option of alternating between these two features.
New York Life Premier Variable Annuity - FP Series | Traditional Dollar Cost Averaging
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Traditional Dollar Cost Averaging
Purpose of Benefit [Text Block]	Automatically transfers a specific amount of money from any Investment Division to any combination of Investment Divisions and/or Fixed Account at set intervals.
Optional Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	•Cannot be used with the Automatic Asset Rebalancing option, or with IPR.•For premium based M&E Charge policies, amounts cannot be transferred to the Fixed Account (if applicable).•You must have a minimum Accumulation Value of $2,500 to elect this option, and a minimum of $2,000 to continue as scheduled.
Name of Benefit [Text Block]	Traditional Dollar Cost Averaging
Operation of Benefit [Text Block]	Traditional Dollar Cost Averaging (not available with IPR)This option, which is available at no additional cost, permits systematic investing to be made in equal installments over various market cycles to help reduce risk. You may specify, prior to the Annuity Commencement Date, a specific dollar amount to be transferred from any Investment Division to any combination of Investment Divisions and/or the Fixed Account. Please note that for Premium-Based Base Contract Charge policies, amounts cannot be transferred to the Fixed Account (if applicable) You will specify the Investment Divisions to transfer money from, the Investment Divisions and/or Fixed Account to transfer money to, the amounts to be transferred, the date on which transfers will be made, subject to our rules, and the frequency of the transfers (monthly, quarterly, semi-annually or annually). You may not use traditional dollar cost averaging to make transfers into or from an Asset Allocation Model. You may not make transfers from the Fixed Account, but you may make transfers into the Fixed Account. Each transfer from an Investment Division must be at least $100. You must have a minimum Accumulation Value of $2,500 to elect this option. Once all money has been allocated to the Investment Divisions of your choice or the balance in the Investment Division you are transferring from is less than $100, the Dollar Cost Averaging option will cease. A new request must be submitted to reactivate this feature. NYLIAC may reduce the minimum transfer amount and minimum Accumulation Value at its discretion. NYLIAC will make all Dollar Cost Averaging transfers on the day of each calendar month that you specify or on the next Business Day (if the day you have specified is not a Business Day). You may specify any day of the month except the 29th, 30th, or 31st. In order to process transfers under the Dollar Cost Averaging Option, the New York Life Annuities Service Center must have received a completed Dollar Cost Averaging request form in Good Order at one of the addresses listed in the “CONTACTING NYLIAC” section of this Prospectus no later than five Business Days prior to the date transfers are to begin. You may also process a Dollar Cost Averaging transfer by any other method we make available. If your Dollar Cost Averaging request form for this option is received less than five Business Days prior to the date you request it to begin, the transfers will begin on the day of the month you specify in the month following the receipt of your request. All completed Dollar Cost Averaging request forms must be sent to the New York Life Annuities Service Center at one of the addresses listed in the “CONTACTING NYLIAC” section of this Prospectus. Faxed and e-mailed requests are not currently accepted, however, we reserve the right to accept them at our discretion. You may cancel the Dollar Cost Averaging option at any time. To cancel the Dollar Cost Averaging option, you must send a written cancellation request in Good Order to the New York Life Annuities Service Center or contact us by phone at the number provided in the “CONTACTING NYLIAC” section of this Prospectus. NYLIAC may also cancel this option if the Accumulation Value is less than $2,000, or such lower amount as we may determine. You may not elect the Dollar Cost Averaging option if you have selected the Automatic Asset Rebalancing option. However, you have the option of alternating between these two features.
New York Life Premier Variable Annuity - FP Series | The DCA Advantage Account
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	The DCA Advantage Account
Purpose of Benefit [Text Block]	Allows you to set up automatic dollar cost averaging using the DCA Advantage Account when an initial premium payment or a subsequent premium payment is made. The DCA Advantage Account transfers amounts automatically to the Investment Divisions you choose in six monthly increments and pays you interest on amounts remaining in the DCA Advantage Account.
Optional Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	•DCA Advantage Account duration may not extend beyond the Annuity Commencement Date.•You may not have more than one DCA Advantage Account open at the same time.•You must allocate a minimum of $2,000 to the DCA Advantage Account; any premium payment less than $2,000 will be allocated directly to the Investment Divisions in accordance with the instructions we have on file.•You cannot make transfers into the DCA Advantage Account from any Allocation Option.•The annual effective interest rate for the DCA Advantage Account shown on your Policy Data Page applies only to your initial premium payment. Interest rates applied to subsequent premium payments allocated to the DCA Advantage Account may differ.•The benefits payable under the DCA Advantage Account (including principal and interest) are payable from NYLIAC's general account and are subject to its claims-paying ability.
Name of Benefit [Text Block]	The DCA Advantage Account
Operation of Benefit [Text Block]	The DCA Advantage AccountThis feature, which is available at no additional cost, permits you to set up automatic dollar cost averaging using the DCA Advantage Account when an initial premium payment or a subsequent premium payment is made. The DCA Advantage Account transfers amounts automatically to the Investment Divisions you choose in six monthly increments, as described below. We credit amounts in the DCA Advantage Account with interest. You can request the DCA Advantage Account in addition to traditional Dollar Cost Averaging, Automatic Asset Rebalancing or Interest Sweep. To set up a DCA Advantage Account you must send a completed DCA Advantage Account request form in Good Order to the New York Life Annuities Service Center at one of the addresses listed in the “CONTACTING NYLIAC” section of this Prospectus.
Calculation Method of Benefit [Text Block]	If you wish to allocate to the DCA Advantage Account, each premium payment you allocate to it must be at least $2,000. If your payment is less than the $2,000 minimum, it will not be allocated to the DCA Advantage Account. Instead, it will be automatically applied to the Investment Divisions that you have specified to receive transfers from the DCA Advantage Account. You must specify the Investment Divisions or available Asset Allocation Model into which transfers from the DCA Advantage Account are to be made. However, you may not select the DCA Advantage Account if its duration would extend beyond the Annuity Commencement Date. You may not make transfers from the DCA Advantage Account into the Fixed Account. We do not count transfers out of the DCA Advantage Account as part of your 12 free transfers each Policy Year. Dollar cost averaging will begin one month from the date NYLIAC receives the premium payment and transfers will be made on the same day (on the next Business Day if the day is not a Business Day) each subsequent month for the duration of the DCA Advantage Account. If a transfer is scheduled to occur on a day that does not exist in a month, it will be processed on the last day of that month or on the next Business Day if the last day of that month is not a Business Day. The amount of each transfer will be calculated at the time of the transfer based on the number of remaining monthly transfers and the remaining value in the DCA Advantage Account. For example, the amount of the first monthly transfer out of the DCA Advantage Account will equal 1/6 of the value of the DCA Advantage Account on the date of the transfer. The amount of each of the five remaining transfers will equal 1/5, 1/4, 1/3, 1/2 and the remainder of the balance, respectively, of the value of the DCA Advantage Account on the date of each transfer. You may not have more than one DCA Advantage Account open at the same time. Accordingly, any subsequent premium payment we receive for a DCA Advantage Account that is already open will be allocated to that same DCA Advantage Account and will earn the same interest rate. The entire value of the DCA Advantage Account will be completely transferred to the Investment Divisions or Asset Allocation Model within the duration specified. For example, if you allocate an initial premium payment to the DCA Advantage Account under which the 6-month term will end on December 31 and you make a subsequent premium payment to the 6-month DCA Advantage Account before December 31, we will allocate the subsequent premium payment to the same 6-month DCA Advantage Account already opened and transfer the entire value of the 6-month DCA Advantage Account to the Investment Divisions or Asset Allocation Model by December 31 even though a portion of the money was not in that DCA Advantage Account for the entire 6-month period. If an additional premium payment of $2,000 or more is allocated to the DCA Advantage Account after the duration has expired, the DCA Advantage Account will be re–activated and will earn the interest rate in effect on the Business Day the new premium payment is received at the New York Life Annuities Service Center. You can make partial withdrawals and transfers (in addition to the automatic transfers described above) from the DCA Advantage Account. We will make partial withdrawals and transfers first from the DCA Advantage Account Accumulation Value attributed to the initial premium payment and then from the DCA Advantage Account Accumulation Value attributed to subsequent allocations in the order received. You cannot make transfers into the DCA Advantage Account from any Allocation Option.
New York Life Premier Variable Annuity - FP Series | Interest Sweep
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Interest Sweep
Purpose of Benefit [Text Block]	Automatically transfers interest earned on the Fixed Account to be transferred to one or any combination of Investment Divisions.
Optional Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	•Frequency of the transfers can be monthly, quarterly, semi–annually, or annually.•You must have a minimum of $2,500 in the Fixed Account to elect this option and a minimum of $2,000 to continue as scheduled.
Name of Benefit [Text Block]	Interest Sweep
Operation of Benefit [Text Block]	Interest SweepThis optional benefit, which is available at no additional cost, allows the interest earned on monies allocated to the Fixed Account to be transferred from the Fixed Account to one or any combination of Investment Divisions or an available Asset Allocation Model. You must specify the Investment Divisions and/or Asset Allocation Model, the frequency of the transfers (monthly, quarterly, semi-annually, or annually), and the day of each calendar month to make the transfers (except the 29th, 30th, and 31st of a month). NYLIAC will make all Interest Sweep transfers on the day of each calendar month you have specified or on the next Business Day (if the day you have specified is not a Business Day). To request an Interest Sweep transfer, you must send an Interest Sweep request form in Good Order to the New York Life Annuities Service Center at one of the addresses listed in the “CONTACTING NYLIAC” section of this Prospectus. The New York Life Annuities Service Center must receive a completed Interest Sweep request form at least five Business Days prior to the date transfers are scheduled to begin. If the New York Life Annuities Service Center does not receive a completed Interest Sweep request form within the five Business Days prior to the date you request it to begin, the transfer will begin on the day of the month you specify in the month following the receipt of your request. The Interest Sweep option may be utilized in addition to traditional Dollar Cost Averaging, Automatic Asset Rebalancing, or the DCA Advantage Account. With an Asset Allocation Model, the Interest Sweep option may be utilized with Automatic Asset Rebalancing and the DCA Advantage Account. If an Interest Sweep transfer is scheduled for the same day as a transfer related to the traditional Dollar Cost Averaging option, the Automatic Asset Rebalancing option or the DCA Advantage Account, we will process the Interest Sweep transfer first. You may cancel the Interest Sweep option at any time. To cancel the Interest Sweep Option, you must send a written cancellation request in Good Order to the New York Life Annuities Service Center or contact us by telephone as described in the “CONTACTING NYLIAC” section of this Prospectus. We may also cancel this option if the Fixed Account Accumulation Value is less than $2,000, or such a lower amount as we may determine. To establish a new Interest Sweep transfer after the option has been cancelled, you must send an Interest Sweep request form in Good Order to the New York Life Annuities Service Center at one of the addresses listed in the “CONTACTING NYLIAC” section of this Prospectus. You may also process an Interest Sweep transfer by any other method we make available. The New York Life Annuities Service Center must receive an Interest Sweep request form in Good Order at least five Business Days prior to the date transfers are scheduled to begin. If the New York Life Annuities Service Center does not receive an Interest Sweep request form in Good Order at least five Business Days prior to the date you request it to begin, transfers will begin on the day of the month you specify in the month following the receipt of your request. Faxed and e-mailed requests are not currently accepted, however, we reserve the right to accept them at our discretion. The minimum Fixed Account Accumulation Value required to elect this option is $2,500, but this amount may be reduced at our discretion.
New York Life Premier Variable Annuity - FP Series | Investment Preservation Rider Gen2 - 7Year Holding | Previously Offered [Member]
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.00%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.10%
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.00%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.10%
New York Life Premier Variable Annuity - FP Series | Investment Preservation Rider Gen2 - 10Year Holding | Previously Offered [Member]
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.00%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.00%
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.00%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.00%
New York Life Premier Variable Annuity - FP Series | Investment Preservation Rider Gen2 - 11Year Holding | Previously Offered [Member]
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.00%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.90%
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.00%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.90%
New York Life Premier Variable Annuity - FP Series | Investment Preservation Rider Gen2 - 12Year Holding | Previously Offered [Member]
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.80%
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.80%
New York Life Premier Variable Annuity - FP Series | Investment Preservation Rider Gen2 - 13Year Holding | Previously Offered [Member]
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.70%
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.70%
New York Life Premier Variable Annuity - FP Series | Investment Preservation Rider Gen2 - 14Year Holding | Previously Offered [Member]
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.60%
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.60%
New York Life Premier Variable Annuity - FP Series | Investment Preservation Rider Gen2 - 15Year Holding | Previously Offered [Member]
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.50%
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.50%
New York Life Premier Variable Annuity - FP Series | Investment Preservation Rider Gen2 - 20Year Holding | Previously Offered [Member]
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.60%
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.60%
New York Life Premier Variable Annuity - FP Series | Payments Returned
Item 4. Fee Table [Line Items]
Other Transaction Fee, Maximum [Dollars]	$ 20
Other Transaction Fee, Current [Dollars]	$ 0
New York Life Premier Variable Annuity - FP Series | IPR Reset and Rider Reset Gen2 - 7Year Holding
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.00%
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.00%
New York Life Premier Variable Annuity - FP Series | IPR Reset and Rider Reset Gen2 - 10Year Holding
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.00%
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.00%
New York Life Premier Variable Annuity - FP Series | IPR Reset and Rider Reset Gen2 - 11Year Holding
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.00%
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.00%
New York Life Premier Variable Annuity - FP Series | IPR Reset and Rider Reset Gen2 - 12Year Holding
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
New York Life Premier Variable Annuity - FP Series | IPR Reset and Rider Reset Gen2 - 13Year Holding
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
New York Life Premier Variable Annuity - FP Series | IPR Reset and Rider Reset Gen2 - 14Year Holding
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
New York Life Premier Variable Annuity - FP Series | IPR Reset and Rider Reset Gen2 - 15Year Holding
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
New York Life Premier Variable Annuity - FP Series | IPR Reset and Rider ResetGen2 - 20Year Holding
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
New York Life Premier Variable Annuity - FP Series | Investment Preservation Rider
Item 4. Fee Table [Line Items]
Offered Starting [Date]	Feb. 10, 2025
Investment Option Restrictions [Line Items]
Investment Option Available with Benefit [Flag]	true
New York Life Premier Variable Annuity - FP Series | Investment Preservation Rider | NYLIM VP American Century Large Cap Equity Portfolio - Service Class
Investment Option Restrictions [Line Items]
Investment Option Available with Benefit [Flag]	true
New York Life Premier Variable Annuity - FP Series | Investment Preservation Rider | NYLIM VP Balanced Portfolio - Service Class
Investment Option Restrictions [Line Items]
Investment Option Available with Benefit [Flag]	true
New York Life Premier Variable Annuity - FP Series | Investment Preservation Rider | NYLIM VP Bond Portfolio - Service Class
Investment Option Restrictions [Line Items]
Investment Option Available with Benefit [Flag]	true
New York Life Premier Variable Annuity - FP Series | Investment Preservation Rider | NYLIM VP CBRE Global Infrastructure Portfolio - Service Class
Investment Option Restrictions [Line Items]
Investment Option Available with Benefit [Flag]	true
New York Life Premier Variable Annuity - FP Series | Investment Preservation Rider | NYLIM VP Conservative Allocation Portfolio - Service Class
Investment Option Restrictions [Line Items]
Investment Option Available with Benefit [Flag]	true
New York Life Premier Variable Annuity - FP Series | Investment Preservation Rider | NYLIM VP Dimensional U.S. Equity Portfolio - Service Class
Investment Option Restrictions [Line Items]
Investment Option Available with Benefit [Flag]	true
New York Life Premier Variable Annuity - FP Series | Investment Preservation Rider | NYLIM VP Epoch U.S. Equity Yield Portfolio - Service Class
Investment Option Restrictions [Line Items]
Investment Option Available with Benefit [Flag]	true
New York Life Premier Variable Annuity - FP Series | Investment Preservation Rider | NYLIM VP Equity Allocation Portfolio - Service Class
Investment Option Restrictions [Line Items]
Investment Option Available with Benefit [Flag]	true
New York Life Premier Variable Annuity - FP Series | Investment Preservation Rider | NYLIM VP Fidelity Institutional AM Utilities Portfolio - Service Class
Investment Option Restrictions [Line Items]
Investment Option Available with Benefit [Flag]	true
New York Life Premier Variable Annuity - FP Series | Investment Preservation Rider | NYLIM VP Floating Rate Portfolio - Service Class
Investment Option Restrictions [Line Items]
Investment Option Available with Benefit [Flag]	true
New York Life Premier Variable Annuity - FP Series | Investment Preservation Rider | NYLIM VP Growth Allocation Portfolio - Service Class
Investment Option Restrictions [Line Items]
Investment Option Available with Benefit [Flag]	true
New York Life Premier Variable Annuity - FP Series | Investment Preservation Rider | NYLIM VP Hedge Multi-Strategy Portfolio - Service Class
Investment Option Restrictions [Line Items]
Investment Option Available with Benefit [Flag]	true
New York Life Premier Variable Annuity - FP Series | Investment Preservation Rider | NYLIM VP Income Builder Portfolio - Service Class
Investment Option Restrictions [Line Items]
Investment Option Available with Benefit [Flag]	true
New York Life Premier Variable Annuity - FP Series | Investment Preservation Rider | NYLIM VP Janus Henderson Balanced Portfolio - Service Class
Investment Option Restrictions [Line Items]
Investment Option Available with Benefit [Flag]	true
New York Life Premier Variable Annuity - FP Series | Investment Preservation Rider | NYLIM VP MacKay Convertible Portfolio - Service Class
Investment Option Restrictions [Line Items]
Investment Option Available with Benefit [Flag]	true
New York Life Premier Variable Annuity - FP Series | Investment Preservation Rider | NYLIM VP MacKay High Yield Corporate Bond Portfolio - Service Class
Investment Option Restrictions [Line Items]
Investment Option Available with Benefit [Flag]	true
New York Life Premier Variable Annuity - FP Series | Investment Preservation Rider | NYLIM VP MacKay Strategic Bond Portfolio - Service Class
Investment Option Restrictions [Line Items]
Investment Option Available with Benefit [Flag]	true
New York Life Premier Variable Annuity - FP Series | Investment Preservation Rider | NYLIM VP MacKay U.S. Infrastructure Bond Portfolio - Service Class
Investment Option Restrictions [Line Items]
Investment Option Available with Benefit [Flag]	true
New York Life Premier Variable Annuity - FP Series | Investment Preservation Rider | NYLIM VP MFS® Investors Trust Portfolio - Service Class
Investment Option Restrictions [Line Items]
Investment Option Available with Benefit [Flag]	true
New York Life Premier Variable Annuity - FP Series | Investment Preservation Rider | NYLIM VP MFS® Research Portfolio - Service Class
Investment Option Restrictions [Line Items]
Investment Option Available with Benefit [Flag]	true
New York Life Premier Variable Annuity - FP Series | Investment Preservation Rider | NYLIM VP Moderate Allocation Portfolio - Service Class
Investment Option Restrictions [Line Items]
Investment Option Available with Benefit [Flag]	true
New York Life Premier Variable Annuity - FP Series | Investment Preservation Rider | NYLIM VP Natural Resources Portfolio - Initial Class
Investment Option Restrictions [Line Items]
Investment Option Available with Benefit [Flag]	true
New York Life Premier Variable Annuity - FP Series | Investment Preservation Rider | NYLIM VP PineStone International Equity Portfolio - Service Class
Investment Option Restrictions [Line Items]
Investment Option Available with Benefit [Flag]	true
New York Life Premier Variable Annuity - FP Series | Investment Preservation Rider | NYLIM VP SP 500 Index Portfolio - Service Class
Investment Option Restrictions [Line Items]
Investment Option Available with Benefit [Flag]	true
New York Life Premier Variable Annuity - FP Series | Investment Preservation Rider | NYLIM VP Schroders Mid Cap Opportunities Portfolio - Service Class
Investment Option Restrictions [Line Items]
Investment Option Available with Benefit [Flag]	true
New York Life Premier Variable Annuity - FP Series | Investment Preservation Rider | NYLIM VP Small Cap Growth Portfolio - Service Class
Investment Option Restrictions [Line Items]
Investment Option Available with Benefit [Flag]	true
New York Life Premier Variable Annuity - FP Series | Investment Preservation Rider | NYLIM VP U.S. Government Money Market Portfolio - Initial Class
Investment Option Restrictions [Line Items]
Investment Option Available with Benefit [Flag]	true
New York Life Premier Variable Annuity - FP Series | Investment Preservation Rider | NYLIM VP Wellington Small Cap Portfolio - Service Class
Investment Option Restrictions [Line Items]
Investment Option Available with Benefit [Flag]	true
New York Life Premier Variable Annuity - FP Series | Investment Preservation Rider | NYLIM VP Winslow Large Cap Growth Portfolio - Service Class
Investment Option Restrictions [Line Items]
Investment Option Available with Benefit [Flag]	true
New York Life Premier Variable Annuity - FP Series | Investment Preservation Rider | AB VPS Relative Value Portfolio - Class B
Investment Option Restrictions [Line Items]
Investment Option Available with Benefit [Flag]	true
New York Life Premier Variable Annuity - FP Series | Investment Preservation Rider | American Funds IS Asset Allocation Fund - Class 4
Investment Option Restrictions [Line Items]
Investment Option Available with Benefit [Flag]	true
New York Life Premier Variable Annuity - FP Series | Investment Preservation Rider | American Funds IS The Bond Fund of America® - Class 4
Investment Option Restrictions [Line Items]
Investment Option Available with Benefit [Flag]	true
New York Life Premier Variable Annuity - FP Series | Investment Preservation Rider | American Funds IS Capital World Bond Fund® - Class 4
Investment Option Restrictions [Line Items]
Investment Option Available with Benefit [Flag]	true
New York Life Premier Variable Annuity - FP Series | Investment Preservation Rider | American Funds IS Growth Fund - Class 4
Investment Option Restrictions [Line Items]
Investment Option Available with Benefit [Flag]	true
New York Life Premier Variable Annuity - FP Series | Investment Preservation Rider | American Funds IS Growth-Income Fund - Class 4
Investment Option Restrictions [Line Items]
Investment Option Available with Benefit [Flag]	true
New York Life Premier Variable Annuity - FP Series | Investment Preservation Rider | American Funds IS New World Fund® - Class 4
Investment Option Restrictions [Line Items]
Investment Option Available with Benefit [Flag]	true
New York Life Premier Variable Annuity - FP Series | Investment Preservation Rider | American Funds IS Small Cap World Fund - Class 4
Investment Option Restrictions [Line Items]
Investment Option Available with Benefit [Flag]	true
New York Life Premier Variable Annuity - FP Series | Investment Preservation Rider | American Funds IS U.S. Government Securities Fund®- Class 4
Investment Option Restrictions [Line Items]
Investment Option Available with Benefit [Flag]	true
New York Life Premier Variable Annuity - FP Series | Investment Preservation Rider | American Funds IS Washington Mutual Investors Fund - Class 4
Investment Option Restrictions [Line Items]
Investment Option Available with Benefit [Flag]	true
New York Life Premier Variable Annuity - FP Series | Investment Preservation Rider | BlackRock® Global Allocation V.I. Fund - Class III
Investment Option Restrictions [Line Items]
Investment Option Available with Benefit [Flag]	true
New York Life Premier Variable Annuity - FP Series | Investment Preservation Rider | BlackRock® High Yield V.I. Fund - Class III
Investment Option Restrictions [Line Items]
Investment Option Available with Benefit [Flag]	true
New York Life Premier Variable Annuity - FP Series | Investment Preservation Rider | BNY Mellon Sustainable U.S. Equity Portfolio - Service Shares
Investment Option Restrictions [Line Items]
Investment Option Available with Benefit [Flag]	true
New York Life Premier Variable Annuity - FP Series | Investment Preservation Rider | Columbia Variable Portfolio - Commodity Strategy Fund - Class 2
Investment Option Restrictions [Line Items]
Investment Option Available with Benefit [Flag]	true
New York Life Premier Variable Annuity - FP Series | Investment Preservation Rider | Columbia Variable Portfolio - Emerging Markets Bond Fund - Class 2
Investment Option Restrictions [Line Items]
Investment Option Available with Benefit [Flag]	true
New York Life Premier Variable Annuity - FP Series | Investment Preservation Rider | Columbia Variable Portfolio - Intermediate Bond Fund - Class 2
Investment Option Restrictions [Line Items]
Investment Option Available with Benefit [Flag]	true
New York Life Premier Variable Annuity - FP Series | Investment Preservation Rider | Columbia Variable Portfolio - Small Cap Value Discovery Fund - Class 2
Investment Option Restrictions [Line Items]
Investment Option Available with Benefit [Flag]	true
New York Life Premier Variable Annuity - FP Series | Investment Preservation Rider | Columbia Variable Portfolio - Small Company Growth Fund - Class 2
Investment Option Restrictions [Line Items]
Investment Option Available with Benefit [Flag]	true
New York Life Premier Variable Annuity - FP Series | Investment Preservation Rider | DWS Alternative Asset Allocation VIP - Class B
Investment Option Restrictions [Line Items]
Investment Option Available with Benefit [Flag]	true
New York Life Premier Variable Annuity - FP Series | Investment Preservation Rider | Fidelity® VIP Bond Index Portfolio - Service Class 2
Investment Option Restrictions [Line Items]
Investment Option Available with Benefit [Flag]	true
New York Life Premier Variable Annuity - FP Series | Investment Preservation Rider | Fidelity® VIP Contrafund Portfolio - Service Class 2
Investment Option Restrictions [Line Items]
Investment Option Available with Benefit [Flag]	true
New York Life Premier Variable Annuity - FP Series | Investment Preservation Rider | Fidelity® VIP Emerging Markets Portfolio - Service Class 2
Investment Option Restrictions [Line Items]
Investment Option Available with Benefit [Flag]	true
New York Life Premier Variable Annuity - FP Series | Investment Preservation Rider | Fidelity® VIP Equity-Income Portfolio - Service Class 2
Investment Option Restrictions [Line Items]
Investment Option Available with Benefit [Flag]	true
New York Life Premier Variable Annuity - FP Series | Investment Preservation Rider | Fidelity® VIP Extended Market Index Portfolio - Service Class 2
Investment Option Restrictions [Line Items]
Investment Option Available with Benefit [Flag]	true
New York Life Premier Variable Annuity - FP Series | Investment Preservation Rider | Fidelity® VIP FundsManager® 60 Portfolio - Service Class
Investment Option Restrictions [Line Items]
Investment Option Available with Benefit [Flag]	true
New York Life Premier Variable Annuity - FP Series | Investment Preservation Rider | Fidelity® VIP Growth Opportunities Portfolio - Service Class 2
Investment Option Restrictions [Line Items]
Investment Option Available with Benefit [Flag]	true
New York Life Premier Variable Annuity - FP Series | Investment Preservation Rider | Fidelity® VIP Health Care Portfolio - Service Class 2
Investment Option Restrictions [Line Items]
Investment Option Available with Benefit [Flag]	true
New York Life Premier Variable Annuity - FP Series | Investment Preservation Rider | Fidelity® VIP International Capital Appreciation Portfolio - Service Class 2
Investment Option Restrictions [Line Items]
Investment Option Available with Benefit [Flag]	true
New York Life Premier Variable Annuity - FP Series | Investment Preservation Rider | Fidelity® VIP International Index Portfolio - Service Class 2
Investment Option Restrictions [Line Items]
Investment Option Available with Benefit [Flag]	true
New York Life Premier Variable Annuity - FP Series | Investment Preservation Rider | Fidelity® VIP Investment Grade Bond Portfolio - Service Class 2
Investment Option Restrictions [Line Items]
Investment Option Available with Benefit [Flag]	true
New York Life Premier Variable Annuity - FP Series | Investment Preservation Rider | Fidelity® VIP Mid Cap Portfolio - Service Class 2
Investment Option Restrictions [Line Items]
Investment Option Available with Benefit [Flag]	true
New York Life Premier Variable Annuity - FP Series | Investment Preservation Rider | Franklin Gold and Precious Metals VIP Fund - Class 2
Investment Option Restrictions [Line Items]
Investment Option Available with Benefit [Flag]	true
New York Life Premier Variable Annuity - FP Series | Investment Preservation Rider | Franklin Templeton Moderately Aggressive Model Portfolio - Class II
Investment Option Restrictions [Line Items]
Investment Option Available with Benefit [Flag]	true
New York Life Premier Variable Annuity - FP Series | Investment Preservation Rider | Franklin Templeton Moderate Model Portfolio - Class II
Investment Option Restrictions [Line Items]
Investment Option Available with Benefit [Flag]	true
New York Life Premier Variable Annuity - FP Series | Investment Preservation Rider | Franklin Templeton Moderately Conservative Model Portfolio - Class II
Investment Option Restrictions [Line Items]
Investment Option Available with Benefit [Flag]	true
New York Life Premier Variable Annuity - FP Series | Investment Preservation Rider | Franklin Templeton Conservative Model Portfolio - Class II
Investment Option Restrictions [Line Items]
Investment Option Available with Benefit [Flag]	true
New York Life Premier Variable Annuity - FP Series | Investment Preservation Rider | Goldman Sachs VIT International Equity Insights Fund - Service Class
Investment Option Restrictions [Line Items]
Investment Option Available with Benefit [Flag]	true
New York Life Premier Variable Annuity - FP Series | Investment Preservation Rider | Invesco V.I. EQV International Equity Fund - Series II Shares
Investment Option Restrictions [Line Items]
Investment Option Available with Benefit [Flag]	true
New York Life Premier Variable Annuity - FP Series | Investment Preservation Rider | Invesco V.I. Main Street Small Cap Fund® - Series II Shares
Investment Option Restrictions [Line Items]
Investment Option Available with Benefit [Flag]	true
New York Life Premier Variable Annuity - FP Series | Investment Preservation Rider | Janus Henderson Enterprise Portfolio - Service Shares
Investment Option Restrictions [Line Items]
Investment Option Available with Benefit [Flag]	true
New York Life Premier Variable Annuity - FP Series | Investment Preservation Rider | Janus Henderson Global Research Portfolio - Service Shares
Investment Option Restrictions [Line Items]
Investment Option Available with Benefit [Flag]	true
New York Life Premier Variable Annuity - FP Series | Investment Preservation Rider | Lord Abbett Series Fund Inc. - Short Duration Income Portfolio - Class VC
Investment Option Restrictions [Line Items]
Investment Option Available with Benefit [Flag]	true
New York Life Premier Variable Annuity - FP Series | Investment Preservation Rider | LVIP ClearBridge Appreciation Fund - Service Class
Investment Option Restrictions [Line Items]
Investment Option Available with Benefit [Flag]	true
New York Life Premier Variable Annuity - FP Series | Investment Preservation Rider | MFS® International Intrinsic Equity Portfolio - Service Class
Investment Option Restrictions [Line Items]
Investment Option Available with Benefit [Flag]	true
New York Life Premier Variable Annuity - FP Series | Investment Preservation Rider | MFS® Mid Cap Value Portfolio - Service Class
Investment Option Restrictions [Line Items]
Investment Option Available with Benefit [Flag]	true
New York Life Premier Variable Annuity - FP Series | Investment Preservation Rider | MFS® Research International Portfolio - Service Class
Investment Option Restrictions [Line Items]
Investment Option Available with Benefit [Flag]	true
New York Life Premier Variable Annuity - FP Series | Investment Preservation Rider | Neuberger Berman AMT Mid Cap Growth Portfolio - Class S
Investment Option Restrictions [Line Items]
Investment Option Available with Benefit [Flag]	true
New York Life Premier Variable Annuity - FP Series | Investment Preservation Rider | Nomura VIP Small Cap Value Series - Service Class
Investment Option Restrictions [Line Items]
Investment Option Available with Benefit [Flag]	true
New York Life Premier Variable Annuity - FP Series | Investment Preservation Rider | PIMCO VIT Income Portfolio - Advisor Class
Investment Option Restrictions [Line Items]
Investment Option Available with Benefit [Flag]	true
New York Life Premier Variable Annuity - FP Series | Investment Preservation Rider | PIMCO VIT International Bond Portfolio (US Dollar Hedged) - Advisor Class
Investment Option Restrictions [Line Items]
Investment Option Available with Benefit [Flag]	true
New York Life Premier Variable Annuity - FP Series | Investment Preservation Rider | PIMCO VIT Low Duration Portfolio - Advisor Class
Investment Option Restrictions [Line Items]
Investment Option Available with Benefit [Flag]	true
New York Life Premier Variable Annuity - FP Series | Investment Preservation Rider | PIMCO VIT Short-Term Portfolio - Advisor Class
Investment Option Restrictions [Line Items]
Investment Option Available with Benefit [Flag]	true
New York Life Premier Variable Annuity - FP Series | Investment Preservation Rider | PIMCO VIT Total Return Portfolio - Advisor Class
Investment Option Restrictions [Line Items]
Investment Option Available with Benefit [Flag]	true
New York Life Premier Variable Annuity - FP Series | Investment Preservation Rider | Principal VC Real Estate Securities Account - Class 2
Investment Option Restrictions [Line Items]
Investment Option Available with Benefit [Flag]	true
New York Life Premier Variable Annuity - FP Series | Investment Preservation Rider | Putnam VT International Value Fund - Class IB
Investment Option Restrictions [Line Items]
Investment Option Available with Benefit [Flag]	true
New York Life Premier Variable Annuity - FP Series | Investment Preservation Rider | Voya Growth and Income Portfolio - Class S
Investment Option Restrictions [Line Items]
Investment Option Available with Benefit [Flag]	true
New York Life Premier Variable Annuity - FP Series | Investment Preservation Rider | Voya Intermediate Bond Portfolio - Class S
Investment Option Restrictions [Line Items]
Investment Option Available with Benefit [Flag]	true
New York Life Premier Variable Annuity - FP Series | Investment Preservation Rider | Western Asset Core Plus VIT Portfolio - Class II
Investment Option Restrictions [Line Items]
Investment Option Available with Benefit [Flag]	true
New York Life Premier Variable Annuity - FP Series | Investment Preservation Rider | Previously Offered 1
Item 4. Fee Table [Line Items]
Offered Ending [Date]	May 01, 2019
New York Life Premier Variable Annuity - FP Series | Investment Preservation Rider Death Benefit
Item 10. Benefits Available [Line Items]
Operation of Benefit [Text Block]	IPR Death Benefit
New York Life Premier Variable Annuity - FP Series | Dollar Cost Averaging
Item 10. Benefits Available [Line Items]
Operation of Benefit [Text Block]	Dollar Cost Averaging ProgramsThe main objective of dollar cost averaging is to achieve an average cost per Accumulation Unit that is lower than the average price per Accumulation Unit during volatile market conditions. Since you transfer the same dollar amount to an Investment Division with each transfer, you purchase more units in an Investment Division if the value per unit is low and fewer units if the value per unit is high. Therefore, you may achieve a lower-than-average cost per unit if prices fluctuate over the long term. Similarly, for each transfer out of an Investment Division, you sell more units in an Investment Division if the value per unit is low and fewer units if the value per unit is high. Dollar cost averaging does not assure a profit in rising markets or protect against a loss in declining markets. Because it involves continuous investing regardless of price levels, you should consider your financial ability to continue to make purchases during periods of varying price levels. We do not count transfers under dollar cost averaging as part of your 12 free transfers each Policy Year. There is no charge imposed for either of the Dollar Cost Averaging programs.
Calculation Method of Benefit [Text Block]	We have set forth below an example of how dollar cost averaging works. In the example, we have assumed that you want to transfer $100 from the NYLIM VP U.S. Government Money Market Investment Division to the NYLIM VP Dimensional U.S. Equity—Service Class Investment Division each month. Assuming the Accumulation Unit values below, you would purchase the following number of Accumulation Units:
Month	Amount Transferred	Accumulation Unit Value	Accumulation Units Purchased
1	$100	$10.00	10.00
2	$100	$8.00	12.50
3	$100	$12.50	8.00
4	$100	$7.50	13.33
Total	$400	$38.00	43.83
The average unit price is calculated as follows:
Total unit price	=	$38.00	=	$9.50
Number of months		4
The average unit cost is calculated as follows:
Total amount transferred	=	$400.00	=	$9.13
Total units purchased		43.83
In this example, with dollar cost averaging you would have paid an average of $9.13 per unit while the average price per unit during the purchase period was $9.50. Keep in mind that it is also possible for dollar cost averaging to result in a loss. For example, if Accumulation Unit Values had increased rapidly over the four-month period used in the example above, you would have achieved a lower average unit cost by making the entire purchase in the first month.
New York Life Premier Variable Annuity - FP Series | Investment Preservation Rider 5 0 | NYLIM VP American Century Large Cap Equity Portfolio - Service Class
Investment Option Restrictions [Line Items]
Investment Option Available with Benefit [Flag]	true
New York Life Premier Variable Annuity - FP Series | Investment Preservation Rider 5 0 | NYLIM VP Balanced Portfolio - Service Class
Investment Option Restrictions [Line Items]
Investment Option Available with Benefit [Flag]	true
New York Life Premier Variable Annuity - FP Series | Investment Preservation Rider 5 0 | NYLIM VP Bond Portfolio - Service Class
Investment Option Restrictions [Line Items]
Investment Option Available with Benefit [Flag]	true
Investment Option Restricted with Benefit [Flag]	true
New York Life Premier Variable Annuity - FP Series | Investment Preservation Rider 5 0 | NYLIM VP CBRE Global Infrastructure Portfolio - Service Class
Investment Option Restrictions [Line Items]
Investment Option Available with Benefit [Flag]	true
New York Life Premier Variable Annuity - FP Series | Investment Preservation Rider 5 0 | NYLIM VP Conservative Allocation Portfolio - Service Class
Investment Option Restrictions [Line Items]
Investment Option Available with Benefit [Flag]	true
New York Life Premier Variable Annuity - FP Series | Investment Preservation Rider 5 0 | NYLIM VP Dimensional U.S. Equity Portfolio - Service Class
Investment Option Restrictions [Line Items]
Investment Option Available with Benefit [Flag]	true
New York Life Premier Variable Annuity - FP Series | Investment Preservation Rider 5 0 | NYLIM VP Epoch U.S. Equity Yield Portfolio - Service Class
Investment Option Restrictions [Line Items]
Investment Option Available with Benefit [Flag]	true
New York Life Premier Variable Annuity - FP Series | Investment Preservation Rider 5 0 | NYLIM VP Fidelity Institutional AM Utilities Portfolio - Service Class
Investment Option Restrictions [Line Items]
Investment Option Available with Benefit [Flag]	true
New York Life Premier Variable Annuity - FP Series | Investment Preservation Rider 5 0 | NYLIM VP Floating Rate Portfolio - Service Class
Investment Option Restrictions [Line Items]
Investment Option Available with Benefit [Flag]	true
New York Life Premier Variable Annuity - FP Series | Investment Preservation Rider 5 0 | NYLIM VP Hedge Multi-Strategy Portfolio - Service Class
Investment Option Restrictions [Line Items]
Investment Option Available with Benefit [Flag]	true
New York Life Premier Variable Annuity - FP Series | Investment Preservation Rider 5 0 | NYLIM VP Income Builder Portfolio - Service Class
Investment Option Restrictions [Line Items]
Investment Option Available with Benefit [Flag]	true
New York Life Premier Variable Annuity - FP Series | Investment Preservation Rider 5 0 | NYLIM VP Janus Henderson Balanced Portfolio - Service Class
Investment Option Restrictions [Line Items]
Investment Option Available with Benefit [Flag]	true
New York Life Premier Variable Annuity - FP Series | Investment Preservation Rider 5 0 | NYLIM VP MacKay Convertible Portfolio - Service Class
Investment Option Restrictions [Line Items]
Investment Option Available with Benefit [Flag]	true
New York Life Premier Variable Annuity - FP Series | Investment Preservation Rider 5 0 | NYLIM VP MacKay High Yield Corporate Bond Portfolio - Service Class
Investment Option Restrictions [Line Items]
Investment Option Available with Benefit [Flag]	true
Investment Option Restricted with Benefit [Flag]	true
New York Life Premier Variable Annuity - FP Series | Investment Preservation Rider 5 0 | NYLIM VP MacKay Strategic Bond Portfolio - Service Class
Investment Option Restrictions [Line Items]
Investment Option Available with Benefit [Flag]	true
New York Life Premier Variable Annuity - FP Series | Investment Preservation Rider 5 0 | NYLIM VP MacKay U.S. Infrastructure Bond Portfolio - Service Class
Investment Option Restrictions [Line Items]
Investment Option Available with Benefit [Flag]	true
Investment Option Restricted with Benefit [Flag]	true
New York Life Premier Variable Annuity - FP Series | Investment Preservation Rider 5 0 | NYLIM VP MFS® Investors Trust Portfolio - Service Class
Investment Option Restrictions [Line Items]
Investment Option Available with Benefit [Flag]	true
Investment Option Restricted with Benefit [Flag]	true
New York Life Premier Variable Annuity - FP Series | Investment Preservation Rider 5 0 | NYLIM VP MFS® Research Portfolio - Service Class
Investment Option Restrictions [Line Items]
Investment Option Available with Benefit [Flag]	true
Investment Option Restricted with Benefit [Flag]	true
New York Life Premier Variable Annuity - FP Series | Investment Preservation Rider 5 0 | NYLIM VP Moderate Allocation Portfolio - Service Class
Investment Option Restrictions [Line Items]
Investment Option Available with Benefit [Flag]	true
New York Life Premier Variable Annuity - FP Series | Investment Preservation Rider 5 0 | NYLIM VP Natural Resources Portfolio - Initial Class
Investment Option Restrictions [Line Items]
Investment Option Available with Benefit [Flag]	true
New York Life Premier Variable Annuity - FP Series | Investment Preservation Rider 5 0 | NYLIM VP Newton Technology Growth Portfolio - Service Class
Investment Option Restrictions [Line Items]
Investment Option Available with Benefit [Flag]	true
New York Life Premier Variable Annuity - FP Series | Investment Preservation Rider 5 0 | NYLIM VP Pimco Real Return Portfolio - Service Class
Investment Option Restrictions [Line Items]
Investment Option Available with Benefit [Flag]	true
Investment Option Restricted with Benefit [Flag]	true
New York Life Premier Variable Annuity - FP Series | Investment Preservation Rider 5 0 | NYLIM VP PineStone International Equity Portfolio - Service Class
Investment Option Restrictions [Line Items]
Investment Option Available with Benefit [Flag]	true
Investment Option Restricted with Benefit [Flag]	true
New York Life Premier Variable Annuity - FP Series | Investment Preservation Rider 5 0 | NYLIM VP SP 500 Index Portfolio - Service Class
Investment Option Restrictions [Line Items]
Investment Option Available with Benefit [Flag]	true
Investment Option Restricted with Benefit [Flag]	true
New York Life Premier Variable Annuity - FP Series | Investment Preservation Rider 5 0 | NYLIM VP Schroders Mid Cap Opportunities Portfolio - Service Class
Investment Option Restrictions [Line Items]
Investment Option Available with Benefit [Flag]	true
Investment Option Restricted with Benefit [Flag]	true
New York Life Premier Variable Annuity - FP Series | Investment Preservation Rider 5 0 | NYLIM VP Small Cap Growth Portfolio - Service Class
Investment Option Restrictions [Line Items]
Investment Option Available with Benefit [Flag]	true
New York Life Premier Variable Annuity - FP Series | Investment Preservation Rider 5 0 | NYLIM VP U.S. Government Money Market Portfolio - Initial Class
Investment Option Restrictions [Line Items]
Investment Option Available with Benefit [Flag]	true
New York Life Premier Variable Annuity - FP Series | Investment Preservation Rider 5 0 | NYLIM VP Wellington Small Cap Portfolio - Service Class
Investment Option Restrictions [Line Items]
Investment Option Available with Benefit [Flag]	true
New York Life Premier Variable Annuity - FP Series | Investment Preservation Rider 5 0 | NYLIM VP Winslow Large Cap Growth Portfolio - Service Class
Investment Option Restrictions [Line Items]
Investment Option Available with Benefit [Flag]	true
New York Life Premier Variable Annuity - FP Series | Investment Preservation Rider 5 0 | AB VPS Relative Value Portfolio - Class B
Investment Option Restrictions [Line Items]
Investment Option Available with Benefit [Flag]	true
New York Life Premier Variable Annuity - FP Series | Investment Preservation Rider 5 0 | American Funds IS Asset Allocation Fund - Class 4
Investment Option Restrictions [Line Items]
Investment Option Available with Benefit [Flag]	true
New York Life Premier Variable Annuity - FP Series | Investment Preservation Rider 5 0 | American Funds IS The Bond Fund of America® - Class 4
Investment Option Restrictions [Line Items]
Investment Option Available with Benefit [Flag]	true
New York Life Premier Variable Annuity - FP Series | Investment Preservation Rider 5 0 | American Funds IS Capital World Bond Fund® - Class 4
Investment Option Restrictions [Line Items]
Investment Option Available with Benefit [Flag]	true
New York Life Premier Variable Annuity - FP Series | Investment Preservation Rider 5 0 | American Funds IS Growth Fund - Class 4
Investment Option Restrictions [Line Items]
Investment Option Available with Benefit [Flag]	true
New York Life Premier Variable Annuity - FP Series | Investment Preservation Rider 5 0 | American Funds IS Growth-Income Fund - Class 4
Investment Option Restrictions [Line Items]
Investment Option Available with Benefit [Flag]	true
New York Life Premier Variable Annuity - FP Series | Investment Preservation Rider 5 0 | American Funds IS New World Fund® - Class 4
Investment Option Restrictions [Line Items]
Investment Option Available with Benefit [Flag]	true
Investment Option Restricted with Benefit [Flag]	true
New York Life Premier Variable Annuity - FP Series | Investment Preservation Rider 5 0 | American Funds IS Small Cap World Fund - Class 4
Investment Option Restrictions [Line Items]
Investment Option Available with Benefit [Flag]	true
New York Life Premier Variable Annuity - FP Series | Investment Preservation Rider 5 0 | American Funds IS U.S. Government Securities Fund®- Class 4
Investment Option Restrictions [Line Items]
Investment Option Available with Benefit [Flag]	true
New York Life Premier Variable Annuity - FP Series | Investment Preservation Rider 5 0 | American Funds IS Washington Mutual Investors Fund - Class 4
Investment Option Restrictions [Line Items]
Investment Option Available with Benefit [Flag]	true
Investment Option Restricted with Benefit [Flag]	true
New York Life Premier Variable Annuity - FP Series | Investment Preservation Rider 5 0 | BlackRock® Global Allocation V.I. Fund - Class III
Investment Option Restrictions [Line Items]
Investment Option Available with Benefit [Flag]	true
New York Life Premier Variable Annuity - FP Series | Investment Preservation Rider 5 0 | BlackRock® High Yield V.I. Fund - Class III
Investment Option Restrictions [Line Items]
Investment Option Available with Benefit [Flag]	true
New York Life Premier Variable Annuity - FP Series | Investment Preservation Rider 5 0 | BNY Mellon Sustainable U.S. Equity Portfolio - Service Shares
Investment Option Restrictions [Line Items]
Investment Option Available with Benefit [Flag]	true
New York Life Premier Variable Annuity - FP Series | Investment Preservation Rider 5 0 | Columbia Variable Portfolio - Commodity Strategy Fund - Class 2
Investment Option Restrictions [Line Items]
Investment Option Available with Benefit [Flag]	true
New York Life Premier Variable Annuity - FP Series | Investment Preservation Rider 5 0 | Columbia Variable Portfolio - Emerging Markets Bond Fund - Class 2
Investment Option Restrictions [Line Items]
Investment Option Available with Benefit [Flag]	true
Investment Option Restricted with Benefit [Flag]	true
New York Life Premier Variable Annuity - FP Series | Investment Preservation Rider 5 0 | Columbia Variable Portfolio - Intermediate Bond Fund - Class 2
Investment Option Restrictions [Line Items]
Investment Option Available with Benefit [Flag]	true
New York Life Premier Variable Annuity - FP Series | Investment Preservation Rider 5 0 | Columbia Variable Portfolio - Small Cap Value Discovery Fund - Class 2
Investment Option Restrictions [Line Items]
Investment Option Available with Benefit [Flag]	true
New York Life Premier Variable Annuity - FP Series | Investment Preservation Rider 5 0 | Columbia Variable Portfolio - Small Company Growth Fund - Class 2
Investment Option Restrictions [Line Items]
Investment Option Available with Benefit [Flag]	true
New York Life Premier Variable Annuity - FP Series | Investment Preservation Rider 5 0 | DWS Alternative Asset Allocation VIP - Class B
Investment Option Restrictions [Line Items]
Investment Option Available with Benefit [Flag]	true
Investment Option Restricted with Benefit [Flag]	true
New York Life Premier Variable Annuity - FP Series | Investment Preservation Rider 5 0 | Fidelity® VIP Bond Index Portfolio - Service Class 2
Investment Option Restrictions [Line Items]
Investment Option Available with Benefit [Flag]	true
Investment Option Restricted with Benefit [Flag]	true
New York Life Premier Variable Annuity - FP Series | Investment Preservation Rider 5 0 | Fidelity® VIP Contrafund Portfolio - Service Class 2
Investment Option Restrictions [Line Items]
Investment Option Available with Benefit [Flag]	true
New York Life Premier Variable Annuity - FP Series | Investment Preservation Rider 5 0 | Fidelity® VIP Emerging Markets Portfolio - Service Class 2
Investment Option Restrictions [Line Items]
Investment Option Available with Benefit [Flag]	true
New York Life Premier Variable Annuity - FP Series | Investment Preservation Rider 5 0 | Fidelity® VIP Equity-Income Portfolio - Service Class 2
Investment Option Restrictions [Line Items]
Investment Option Available with Benefit [Flag]	true
Investment Option Restricted with Benefit [Flag]	true
New York Life Premier Variable Annuity - FP Series | Investment Preservation Rider 5 0 | Fidelity® VIP Extended Market Index Portfolio - Service Class 2
Investment Option Restrictions [Line Items]
Investment Option Available with Benefit [Flag]	true
New York Life Premier Variable Annuity - FP Series | Investment Preservation Rider 5 0 | Fidelity® VIP FundsManager® 60 Portfolio - Service Class
Investment Option Restrictions [Line Items]
Investment Option Available with Benefit [Flag]	true
New York Life Premier Variable Annuity - FP Series | Investment Preservation Rider 5 0 | Fidelity® VIP Growth Opportunities Portfolio - Service Class 2
Investment Option Restrictions [Line Items]
Investment Option Available with Benefit [Flag]	true
New York Life Premier Variable Annuity - FP Series | Investment Preservation Rider 5 0 | Fidelity® VIP Health Care Portfolio - Service Class 2
Investment Option Restrictions [Line Items]
Investment Option Available with Benefit [Flag]	true
New York Life Premier Variable Annuity - FP Series | Investment Preservation Rider 5 0 | Fidelity® VIP International Capital Appreciation Portfolio - Service Class 2
Investment Option Restrictions [Line Items]
Investment Option Available with Benefit [Flag]	true
New York Life Premier Variable Annuity - FP Series | Investment Preservation Rider 5 0 | Fidelity® VIP International Index Portfolio - Service Class 2
Investment Option Restrictions [Line Items]
Investment Option Available with Benefit [Flag]	true
New York Life Premier Variable Annuity - FP Series | Investment Preservation Rider 5 0 | Fidelity® VIP Investment Grade Bond Portfolio - Service Class 2
Investment Option Restrictions [Line Items]
Investment Option Available with Benefit [Flag]	true
New York Life Premier Variable Annuity - FP Series | Investment Preservation Rider 5 0 | Fidelity® VIP Mid Cap Portfolio - Service Class 2
Investment Option Restrictions [Line Items]
Investment Option Available with Benefit [Flag]	true
New York Life Premier Variable Annuity - FP Series | Investment Preservation Rider 5 0 | Franklin Gold and Precious Metals VIP Fund - Class 2
Investment Option Restrictions [Line Items]
Investment Option Available with Benefit [Flag]	true
New York Life Premier Variable Annuity - FP Series | Investment Preservation Rider 5 0 | Franklin Templeton Moderately Aggressive Model Portfolio - Class II
Investment Option Restrictions [Line Items]
Investment Option Available with Benefit [Flag]	true
New York Life Premier Variable Annuity - FP Series | Investment Preservation Rider 5 0 | Franklin Templeton Moderate Model Portfolio - Class II
Investment Option Restrictions [Line Items]
Investment Option Available with Benefit [Flag]	true
New York Life Premier Variable Annuity - FP Series | Investment Preservation Rider 5 0 | Franklin Templeton Moderately Conservative Model Portfolio - Class II
Investment Option Restrictions [Line Items]
Investment Option Available with Benefit [Flag]	true
New York Life Premier Variable Annuity - FP Series | Investment Preservation Rider 5 0 | Franklin Templeton Conservative Model Portfolio - Class II
Investment Option Restrictions [Line Items]
Investment Option Available with Benefit [Flag]	true
New York Life Premier Variable Annuity - FP Series | Investment Preservation Rider 5 0 | Goldman Sachs VIT International Equity Insights Fund - Service Class
Investment Option Restrictions [Line Items]
Investment Option Available with Benefit [Flag]	true
New York Life Premier Variable Annuity - FP Series | Investment Preservation Rider 5 0 | Invesco V.I. EQV International Equity Fund - Series II Shares
Investment Option Restrictions [Line Items]
Investment Option Available with Benefit [Flag]	true
New York Life Premier Variable Annuity - FP Series | Investment Preservation Rider 5 0 | Invesco V.I. Main Street Small Cap Fund® - Series II Shares
Investment Option Restrictions [Line Items]
Investment Option Available with Benefit [Flag]	true
New York Life Premier Variable Annuity - FP Series | Investment Preservation Rider 5 0 | Janus Henderson Enterprise Portfolio - Service Shares
Investment Option Restrictions [Line Items]
Investment Option Available with Benefit [Flag]	true
New York Life Premier Variable Annuity - FP Series | Investment Preservation Rider 5 0 | Janus Henderson Global Research Portfolio - Service Shares
Investment Option Restrictions [Line Items]
Investment Option Available with Benefit [Flag]	true
New York Life Premier Variable Annuity - FP Series | Investment Preservation Rider 5 0 | Lord Abbett Series Fund Inc. - Short Duration Income Portfolio - Class VC
Investment Option Restrictions [Line Items]
Investment Option Available with Benefit [Flag]	true
New York Life Premier Variable Annuity - FP Series | Investment Preservation Rider 5 0 | LVIP ClearBridge Appreciation Fund - Service Class
Investment Option Restrictions [Line Items]
Investment Option Available with Benefit [Flag]	true
Investment Option Restricted with Benefit [Flag]	true
New York Life Premier Variable Annuity - FP Series | Investment Preservation Rider 5 0 | MFS® International Intrinsic Equity Portfolio - Service Class
Investment Option Restrictions [Line Items]
Investment Option Restricted with Benefit [Flag]	true
New York Life Premier Variable Annuity - FP Series | Investment Preservation Rider 5 0 | MFS® Mid Cap Value Portfolio - Service Class
Investment Option Restrictions [Line Items]
Investment Option Available with Benefit [Flag]	true
New York Life Premier Variable Annuity - FP Series | Investment Preservation Rider 5 0 | MFS® Research International Portfolio - Service Class
Investment Option Restrictions [Line Items]
Investment Option Available with Benefit [Flag]	true
New York Life Premier Variable Annuity - FP Series | Investment Preservation Rider 5 0 | Neuberger Berman AMT Mid Cap Growth Portfolio - Class S
Investment Option Restrictions [Line Items]
Investment Option Available with Benefit [Flag]	true
New York Life Premier Variable Annuity - FP Series | Investment Preservation Rider 5 0 | Nomura VIP Small Cap Value Series - Service Class
Investment Option Restrictions [Line Items]
Investment Option Available with Benefit [Flag]	true
New York Life Premier Variable Annuity - FP Series | Investment Preservation Rider 5 0 | PIMCO VIT Income Portfolio - Advisor Class
Investment Option Restrictions [Line Items]
Investment Option Available with Benefit [Flag]	true
New York Life Premier Variable Annuity - FP Series | Investment Preservation Rider 5 0 | PIMCO VIT International Bond Portfolio (US Dollar Hedged) - Advisor Class
Investment Option Restrictions [Line Items]
Investment Option Available with Benefit [Flag]	true
Investment Option Restricted with Benefit [Flag]	true
New York Life Premier Variable Annuity - FP Series | Investment Preservation Rider 5 0 | PIMCO VIT Low Duration Portfolio - Advisor Class
Investment Option Restrictions [Line Items]
Investment Option Available with Benefit [Flag]	true
New York Life Premier Variable Annuity - FP Series | Investment Preservation Rider 5 0 | PIMCO VIT Short-Term Portfolio - Advisor Class
Investment Option Restrictions [Line Items]
Investment Option Available with Benefit [Flag]	true
New York Life Premier Variable Annuity - FP Series | Investment Preservation Rider 5 0 | PIMCO VIT Total Return Portfolio - Advisor Class
Investment Option Restrictions [Line Items]
Investment Option Available with Benefit [Flag]	true
New York Life Premier Variable Annuity - FP Series | Investment Preservation Rider 5 0 | Principal VC Real Estate Securities Account - Class 2
Investment Option Restrictions [Line Items]
Investment Option Available with Benefit [Flag]	true
New York Life Premier Variable Annuity - FP Series | Investment Preservation Rider 5 0 | Putnam VT International Value Fund - Class IB
Investment Option Restrictions [Line Items]
Investment Option Available with Benefit [Flag]	true
New York Life Premier Variable Annuity - FP Series | Investment Preservation Rider 5 0 | Voya Growth and Income Portfolio - Class S
Investment Option Restrictions [Line Items]
Investment Option Available with Benefit [Flag]	true
New York Life Premier Variable Annuity - FP Series | Investment Preservation Rider 5 0 | Voya Intermediate Bond Portfolio - Class S
Investment Option Restrictions [Line Items]
Investment Option Available with Benefit [Flag]	true
New York Life Premier Variable Annuity - FP Series | Investment Preservation Rider 5 0 | Western Asset Core Plus VIT Portfolio - Class II
Investment Option Restrictions [Line Items]
Investment Option Available with Benefit [Flag]	true
New York Life Premier Variable Annuity - FP Series | Investment Preservation Rider 5 0 | MFS® International Intrinsic Equity Portfolio - Initial Class
Investment Option Restrictions [Line Items]
Investment Option Available with Benefit [Flag]	true
New York Life Premier Variable Annuity - FP Series | Investment Preservation Rider 5 0 | PIMCO VIT Total Return Portfolio - Institutional Class
Investment Option Restrictions [Line Items]
Investment Option Restricted with Benefit [Flag]	true
New York Life Premier Variable Annuity - FP Series | Investment Preservation Rider 5 0 | BlackRock® High Yield V.I. Fund - Class I
Investment Option Restrictions [Line Items]
Investment Option Restricted with Benefit [Flag]	true
New York Life Premier Variable Annuity - FP Series | Investment Preservation Rider Gen2 | Previously Offered [Member]
Item 4. Fee Table [Line Items]
Offered Starting [Date]	May 01, 2019
Offered Ending [Date]	Feb. 10, 2025
New York Life Premier Variable Annuity - FP Series | IPR Reset and the Rider Reset
Item 4. Fee Table [Line Items]
Offered Starting [Date]	Feb. 10, 2025
New York Life Premier Variable Annuity - FP Series | IPR Reset and the Rider Reset Gen2
Item 4. Fee Table [Line Items]
Offered Ending [Date]	May 01, 2019
New York Life Premier Variable Annuity - FP Series | Fixed Account
Fixed Option Details [Line Items]
Fixed Option Details, Description [Text Block]	The Fixed Account
The Fixed Account is backed by assets in NYLIAC’s general account, which includes all of NYLIAC’s assets except those assets specifically allocated to NYLIAC’s separate accounts. NYLIAC has sole discretion to invest the assets of the Fixed Account subject to applicable law. The Fixed Account is not registered under the federal securities laws and is generally not subject to their provisions. Therefore, generally you do not have the benefits and protections of these statutes for amounts allocated to the Fixed Account. These disclosures regarding the Fixed Account may be subject to certain applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses. If the five–year Constant Maturity Treasury Rate, less 125 basis points, is below 3%, we may refuse the allocation of all or a portion of your Premium Payment to the Fixed Account.Interest CreditingNYLIAC guarantees that it will credit interest at an annual effective rate of at least the minimum guaranteed interest rate stated on the Policy Data Page of your policy, to amounts allocated or transferred to the Fixed Account under the policies. The guaranteed minimum interest rate will never be lower than 0.05% and as of the date of this Prospectus, the guaranteed minimum interest rate is 0.05%. Please contact your registered representative for the current guaranteed minimum interest rate. We credit interest on a daily basis. NYLIAC may, at its sole discretion, credit a higher rate or rates of interest to amounts allocated or transferred to the Fixed Account. Interest rates will be set on the anniversary of each premium payment or transfer. All premium payments, and additional amounts (including transfers from other Investment Divisions) allocated to the Fixed Account, plus prior interest earned on such amounts, will receive their applicable interest rate for one–year periods from the anniversary on which the allocation or transfer was made. The Fixed Account Accumulation Value will never be less than the Fixed Account portion of the Nonforfeiture Value. Information regarding the features of the Fixed Account, including (i) its name and (ii) its guaranteed minimum interest rate, is available in an appendix to the prospectus. See Appendix 1A - Investment Options Available Under the Policy.Transfers Between the Fixed Account and Investment Divisions or an Asset Allocation ModelGenerally, you may transfer amounts from the Fixed Account (if applicable) to the Investment Divisions or an available Asset Allocation Model up to 30 days prior to the Annuity Commencement Date, subject to the following conditions. 1.The maximum amount you are allowed to transfer from the Fixed Account to the Investment Divisions or an available Asset Allocation Model, including Interest Sweep transfers, during any Policy Year while the Surrender Charge Period for the initial premium payment is in effect is 25% of the highest attained Fixed Account Accumulation Value as of the beginning of each Policy Year. When the Surrender Charge Period for the initial premium payment is no longer in effect, the maximum amount that you are allowed to transfer from the Fixed Account to the Investment Divisions or an Asset Allocation Model may not exceed 50% of the highest attained Fixed Account Accumulation Value as of the beginning of each Policy Year, regardless of any new Surrender Charge Periods applicable to additional premium payments. The highest attained Fixed Account Accumulation Value will decrease by the amount of any withdrawals made from the Fixed Account and increase by the amount of any additional premium payments made to the Fixed Account. When the Fixed Account Accumulation Value is zero, all previous Fixed Account Accumulation values are disregarded, and the next Premium Payment to the Fixed Account will then be considered the highest attained Fixed Account Accumulation Value until a subsequent anniversary results in a higher balance. 2.The remaining value in the Fixed Account after a transfer from the Fixed Account to the Investment Divisions or an available Asset Allocation Model must be at least $25. If, after a contemplated transfer, the remaining values in the Fixed Account would be less than $25, that amount must be included in the transfer, unless NYLIAC in its discretion permits otherwise. We determine amounts transferred from the Fixed Account on a first–in, first–out (FIFO) basis, for purposes of determining the rate at which we credit interest on amounts remaining in the Fixed Account. 3.For Premium Based M&E Charge policies, transfers are not allowed into the Fixed Account. 4.For Account Value based M&E Charge policies, transfers from the Investment Divisions to the Fixed Account must be at least $500. For Premium based M&E Charge policies, premium payments transferred from the Fixed Account to the Investment Divisions or an Asset Allocation Model are subject to a Mortality and Expense Risk and Administrative Costs Charge. Except as part of an existing request relating to the traditional Dollar Cost Averaging, the DCA Advantage Account, if applicable, or the Interest Sweep option, you may not transfer money into the Fixed Account if you made a transfer out of the Fixed Account during the previous six–month period. You must make transfer requests in writing in Good Order and send them to the New York Life Annuities Service Center at one of the addresses listed in the “CONTACTING NYLIAC” section of this Prospectus, by telephone in accordance with established procedures, or through our online service at www.newyorklifeannuities.com. Faxed and e-mailed requests are not currently accepted, however, we reserve the right to accept them at our discretion. We will deduct partial withdrawals and apply any surrender charges to the Fixed Account on a FIFO basis (i.e., from any value in the Fixed Account attributable to premium payments or transfers from Investment Divisions or an Asset Allocation Model in the same order in which you allocated such payments or transfers to the Fixed Account during the life of the policy).
Fixed Option [Line Items]
Fixed Option Available, Name	Fixed Account
Fixed Option Available, Minimum Guaranteed Interest Rate [Percent]	0.05%
New York Life Premier Variable Annuity - FP Series | DCA Advantage Account
Fixed Option Details [Line Items]
Fixed Option Details, Description [Text Block]	The DCA Advantage Account
Like the Fixed Account, the DCA Advantage Account is also held in NYLIAC’s general account. The DCA Advantage Account is not registered under the federal securities laws. The information contained in the first paragraph under “THE FIXED ACCOUNT” applies equally to the DCA Advantage Account. Information regarding the features of the DCA Advantage Account, including (i) its name, (ii) its term, and (iii) its guaranteed minimum interest rate, is available in an appendix to the prospectus. See Appendix 1A: Investment Options Available Under the Policy. NYLIAC will set interest rates in advance for each date on which we may receive a premium payment to the DCA Advantage Account. We will never declare less than the minimum guaranteed interest rate stated on the Policy Data Page of your policy. The guaranteed minimum interest rate will never be lower than 0.05% and as of the date of this Prospectus, the guaranteed minimum interest rate is 0.05%. If you choose to allocate your initial premium payment to the DCA Advantage Account, the initial premium, and any subsequent premium payments we receive for an initial DCA Advantage Account that is already open, will earn interest at the rate in effect on the date you signed your application. If an additional premium payment is allocated to the DCA Account after the duration of the initial account has expired, the DCA Advantage Account will be re-activated and will earn interest at the rate in effect on the Business Day we receive the premium payment. Interest rates for subsequent premium payments made into the DCA Advantage Account may be different from the rate applied to prior premium payments made into the DCA Advantage Account. The DCA Advantage Account Accumulation Value will never be less than the DCA Advantage Account portion of the Nonforfeiture Value. The annual effective rate that we declare is credited only to amounts remaining in the DCA Advantage Account. We credit the interest on a daily basis. Because money is periodically transferred out of the DCA Advantage Account, amounts in the DCA Advantage Account will not achieve the declared annual effective rate. Please note that interest credited under the DCA Advantage Account will exceed the actual investment earnings of NYLIAC less appropriate risk and expense adjustments. Excess interest amounts credited to the DCA Advantage Account will be recovered by fees and charges associated with the Investment Divisions in later Policy Years. The interest credited in later Policy Years may be less than that for the first Policy Year.
Fixed Option [Line Items]
Fixed Option Available, Name	DCA Advantage Account
Fixed Option Available, Term	6 months
Fixed Option Available, Minimum Guaranteed Interest Rate [Percent]	0.05%
New York Life Premier Variable Annuity - FP Series | Risk of Loss [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]	Yes. You can lose money by investing in this policy.
New York Life Premier Variable Annuity - FP Series | Not Short Term Investment Risk [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]	No. This policy is not designed for short-term investing and is not appropriate for an investor who readily needs access to cash. Surrender charges apply for up to 7 years following your last premium payment. They will reduce the value of your policy if you withdraw money during that time. Withdrawals may also be subject to federal and state income taxes and tax penalties. The benefits of tax deferral and living benefit protections also mean the policy is more beneficial to investors with a long time horizon. If you elect the Investment Preservation Rider – FP Series, you will not receive a benefit under the rider unless you hold the policy for at least the specified Holding Period applicable to the rider.
New York Life Premier Variable Annuity - FP Series | Investment Options Risk [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]	•An investment in this policy is subject to the risk of poor investment performance and can vary depending on the performance of the variable investment options (e.g., Portfolios) and guaranteed options (e.g., the Fixed Account and DCA Advantage Account) you choose.•Each investment option, including the Fixed Account and DCA Advantage Account, has its own unique risks.•You should review the prospectuses for the available Portfolios and the description in this prospectus of the Fixed Account and the DCA Advantage Account before making an investment decision.
New York Life Premier Variable Annuity - FP Series | Market Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Market Risk. You can lose money by investing in this policy, including loss of principal. An investment in this policy is subject to the risk of poor investment performance and can vary depending on the performance of the Allocation Options you choose. You bear the risk of any decline in your policy’s value resulting from the performance of the Portfolios you have chosen. Amounts allocated to a Portfolio or an Asset Allocation Model are subject to the risks inherent in the securities markets and, specifically, to price fluctuations in the Portfolios’ investments. Each investment option (including the Fixed Account) has its own unique risks. For more information about the risks of investing in a particular Portfolio, see that Portfolio's prospectus, which can be found online at https://dfinview.com/NewYorkLife/TAHD/premier-fpseries. You can also request this information at no cost by calling the New York Life Annuities Service Center at (800) 762-6212 or by sending an email request with your name and mailing address to PremierFPProspectus@newyorklife.com. You should review the prospectuses for the available Portfolios before making an investment decision.
New York Life Premier Variable Annuity - FP Series | Early Withdrawal Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Early Withdrawal Risk. This policy is not designed for short-term investing and is not appropriate for an investor who needs ready access to cash. Surrender charges apply for up to seven years after your last premium payment. They will reduce the value of your policy if you withdraw money during that time. Withdrawals could substantially reduce or even terminate the benefits available under the policy. Withdrawals may also be subject to federal and state income taxes, and tax penalties if the withdrawal is made before the owner attains age 59 ½ . The benefits of tax deferral and the policy’s living benefit protections also mean the policy is better for investors with a long time horizon.
New York Life Premier Variable Annuity - FP Series | Insurance Company Risk [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]	An investment in the policy is subject to the risks related to NYLIAC, including that any obligations, guarantees, and benefits of the policy are subject to the claims-paying ability of NYLIAC. If NYLIAC experiences financial distress, it may not be able to meet its obligations to you. More information about NYLIAC is available upon request from NYLIAC by calling the New York Life Annuities Service Center at 800-762-6212.
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Insurance Company Risks. Any obligations (including those of the Fixed Account), guarantees, and benefits of the policy are subject to the claims-paying ability of NYLIAC. If NYLIAC experiences financial distress, it may not be able to meet its obligations to you. More information about NYLIAC is available upon request from NYLIAC by calling the New York Life Annuities Service Center at 1-800-762-6212.
New York Life Premier Variable Annuity - FP Series | Policy Benefits Risk
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Policy Benefits Risk. Certain benefits under the policy are contingent on several conditions being met. If those conditions are not met you may not realize a benefit from the policy or the optional benefits for which you have been charged a fee. For example: ●You may need to take withdrawals which have the potential to substantially reduce or terminate the Standard Death Benefit available under the policy. Withdrawals could reduce the value of the Standard Death Benefit by more than the dollar amount of the withdrawal. ●The Annual Death Benefit Reset Rider only provides a benefit if your policy value increases over time. In addition, withdrawals will reduce the value of the benefits in proportion to the amount of the withdrawal relative to the total policy value at the time of the withdrawal. Accordingly, under certain circumstances, a withdrawal could reduce the value of the ADBR benefit by more than the dollar amount of the withdrawal. ●the IPR requires that you hold the policy for a certain number of years (the Holding Period) in order to receive an adjustment to your Accumulation Value, if applicable. If you surrender your policy before the Holding Period is over, you will not receive a benefit under the rider. If you take withdrawals during the Holding Period, the benefit provided by the IPR will be reduced proportionally by any withdrawals you make during the Holding Period. If your Accumulation Value is less than amount guaranteed by the IPR at the time the withdrawal is requested, the reduction in your guaranteed amount will be greater than the dollar amount withdrawn. Accordingly, under certain circumstances, a withdrawal could reduce the value of a benefit by more than the dollar amount of the withdrawal. In addition, you will only be allowed to allocate your premium payments to certain Allocation Options and the DCA Advantage Account, or you will be limited in the amount you can allocate to the Investment Divisions (based on certain thresholds for Asset Allocation Categories). ●The IPR Death Benefit that is payable under the IPR may require that you hold the policy for a certain period of time before the IPR Death Benefit that is payable equals the Guaranteed Amount under the IPR. If you die prior to the end of that required waiting period, the IPR Death Benefit will be equal to your first policy year premiums less any proportional withdrawals. Additionally, if you elect an IPR Reset, a new waiting period will begin before the Guaranteed Amount is payable as the IPR Death Benefit. If you die prior to the end of the new applicable waiting period, the IPR Death Benefit will be equal to the Accumulation Value as of the Rider Reset Effective Date less any proportional withdrawals. (See DESCRIPTION OF BENEFITS – Investment Preservation Rider – FP Series for more information on IPR Death Benefit calculations.) ●The Living Needs Benefit/Unemployment Rider only provides a benefit after the policy has been in force for at least one year and only if a Qualifying Event occurs, and requires a minimum Accumulation Value of $5,000.
New York Life Premier Variable Annuity - FP Series | Alternatives to the Policy
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Alternatives to the Policy. Other policies or investments may provide more favorable returns or benefits than the policy and may have lower fees and expenses. Other variable annuity policies, with features not available under this policy, are offered by NYLIAC through other broker-dealers. In addition, some optional features of the policy may not be available when purchased through certain broker-dealers. Ask your registered representative for more information. If a particular optional feature that interests you is not available through your broker-dealer, you may want to contact another broker-dealer to explore its availability.
New York Life Premier Variable Annuity - FP Series | Policy Changes and Investment Restrictions Risk
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Policy Changes and Investment Restrictions Risk. There are restrictions that may limit the investments that you may choose if you choose the IPR. Amounts invested in accordance with those restrictions may earn a return that is less than the return you might have earned on those amounts in other Investment Divisions had you not been subject to any investment restrictions. If you have selected the IPR, we may change the permitted Investment Divisions that you may choose. We reserve the right to limit transfers, and we reserve the right to charge $30 for each transfer when you transfer money to or from the Investment Divisions and the Fixed Account more than 12 times in a Policy Year. We also reserve the right to terminate certain policy features such as dollar cost averaging, Automatic Asset Rebalancing, Asset Allocation Models and Interest Sweep. We may impose limits on the minimum and maximum amounts that you may invest in the policy or other transaction limits that may limit your use of the policy. In addition, we reserve the right to remove Investment Divisions or substitute Portfolios as investment options that are available under the policy.
New York Life Premier Variable Annuity - FP Series | Potential Harmful Transfer Activity
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Potentially Harmful Transfer Activity. This policy is not designed as a vehicle for market timing. Accordingly, your ability to make transfers under the policy is subject to limitation if we determine, in our sole opinion, that the exercise of that privilege may disadvantage or potentially hurt the rights or interests of other policyowners. We have limitations and restrictions on transfer activity, which we apply to all owners of the policy without exception. (See “THE POLICIES–Limits on Transfers” for more information.) We cannot guarantee that these limitations and restrictions will be effective in detecting and preventing all transfer activity that could potentially disadvantage or hurt the rights or interests of other policyowners. Potentially harmful transfer activity could result in reduced performance results for one or more Investment Divisions, due to among other things: ●Portfolio management decisions driven by the need to maintain higher than normal liquidity or the inability to sustain an investment objective; ●Increased administrative and Fund brokerage expenses; and/or ●Dilution of the interests of long-term investors. A Portfolio may reject any order from us if it suspects potentially harmful transfer activity, thereby preventing us from implementing your Request for a transfer. (See “THE POLICIES–Limits on Transfers” for more information on the risks of frequent trading.)
New York Life Premier Variable Annuity - FP Series | Change in Fees and Charges Risk
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Change in Fees and Charges Risk. Deduction of policy fees and charges (including surrender charges), and optional benefit fees, may result in loss of principal. We reserve the right to increase the fees and charges under the policy and optional benefits up to the maximum guaranteed fees and charges stated on your Policy Data Page. The amount of premium-based M&E Charges assessed to your policy will be unaffected by fluctuations in market performance. In a rising market, the premium-based M&E Charge structure will benefit the policyowner because the premium-based M&E Charge, when calculated as a percentage of separate account assets, will be reduced. In a flat or declining market, the premium-based M&E Charge structure will result in an increase in the charge when calculated against separate account assets. The amount of Accumulation Value-based M&E Charges assessed to your policy will be affected by fluctuations in market performance. However, the Accumulation Value-based M&E Charge structure may be more advantageous in a flat or declining market and disadvantageous in a rising market.
New York Life Premier Variable Annuity - FP Series | Change in Rates Risk
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Change in Rates Risk. The rate we declare for the Fixed Account may be lower than you would find acceptable.
New York Life Premier Variable Annuity - FP Series | DCA Advantage Account Rates
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	The crediting rate that we declare for the DCA Advantage Account may be lower than what you would find acceptable.
New York Life Premier Variable Annuity - FP Series | Adverse Tax Consequences
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Adverse Tax Consequences. There are a number of tax risks that may arise in connection with purchasing the policy. These risks include: (1) the possibility that the Internal Revenue Service (“IRS”) may interpret the rules that apply to variable annuities in a manner that could result in you being treated as the owner of your policy’s pro rata portion of the assets of the Separate Account; (2) the possibility that the IRS may take the position that the policy does not qualify as an annuity for federal tax purposes resulting in the loss of favorable tax treatment accorded your policy; and (3) the possibility of a change in the present federal income tax laws that apply to your policy, or of the current interpretations by the IRS, which may change from time to time without notice, and could have retroactive effects regardless of the date of enactment or publication, as the case may be.
New York Life Premier Variable Annuity - FP Series | Risks Affecting our Administration of Your Policy
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Risks Affecting our Administration of Your Policy. NYLIAC’s business activity and operations, and/or the activities and operations of our service providers and business partners, are subject to certain risks, including, those resulting from information systems failures, cyberattack/ransomware, or current or future outbreaks of infectious diseases, viruses (including COVID-19), epidemics or pandemics (“serious infectious disease outbreaks”). These risks are common to all insurers and financial service providers and may materially impact our ability to administer the policy (and to keep policyowner information confidential). (See the SAI “ADDITIONAL INFORMATION ABOUT RISKS (Non-Principal Risks)” for more information.)
New York Life Premier Variable Annuity - FP Series | Accumulation Value-based
Item 4. Fee Table [Line Items]
Administrative Expense, Maximum [Dollars]	$ 30
New York Life Premier Variable Annuity - FP Series | Accumulation Value-based | During the Surrender Charge Period
Item 4. Fee Table [Line Items]
Base Contract Expense (of Average Account Value), Maximum [Percent]	1.20%
Base Contract Expense (of Average Account Value), Current [Percent]	1.20%
New York Life Premier Variable Annuity - FP Series | Accumulation Value-based | After the Surrender Charge Period
Item 4. Fee Table [Line Items]
Base Contract Expense (of Average Account Value), Maximum [Percent]	1.00%
Base Contract Expense (of Average Account Value), Current [Percent]	1.00%
New York Life Premier Variable Annuity - FP Series | Premium-based
Item 4. Fee Table [Line Items]
Administrative Expense, Maximum [Dollars]	$ 30
New York Life Premier Variable Annuity - FP Series | Premium-based | During the Surrender Charge Period
Item 4. Fee Table [Line Items]
Base Contract Expense (of Other Amount), Maximum [Percent]	1.30%
Base Contract Expense (of Other Amount), Current [Percent]	1.30%
New York Life Premier Variable Annuity - FP Series | Premium-based | After the Surrender Charge Period
Item 4. Fee Table [Line Items]
Base Contract Expense (of Other Amount), Maximum [Percent]	1.10%
Base Contract Expense (of Other Amount), Current [Percent]	1.10%